Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 31.0%
	U.S. Treasury Bonds
$7,680,000	1.13%, due 5/15/2040	$6,861,900
7,490,000	3.13%, due 8/15/2044	9,274,141
1,756,000	3.00%, due 11/15/2044	2,132,854
695,000	2.00%, due 2/15/2050	709,063
10,985,000	1.63%, due 11/15/2050	10,269,259
780,000	1.88%, due 2/15/2051	774,516
	U.S. Treasury Inflation-Indexed Bonds(a)
11,979,839	0.50%, due 1/15/2028	13,750,297
541,640	2.13%, due 2/15/2040	830,036
1,622,424	1.38%, due 2/15/2044	2,307,581	(b)
868,844	0.25%, due 2/15/2050	1,023,403
	U.S. Treasury Notes
76,055,000	0.13%, due 8/31/2022 – 9/30/2022	76,077,489
19,175,000	0.50%, due 3/31/2025 – 10/31/2027	18,734,808
1,975,000	2.88%, due 5/31/2025	2,152,441
7,520,000	0.38%, due 11/30/2025	7,448,031
12,975,000	0.75%, due 3/31/2026 – 4/30/2026	13,030,800
14,565,000	1.63%, due 5/15/2031	15,099,809

Total U.S. Treasury Obligations (Cost $178,322,474)		180,476,428

U.S. Government Agency Securities 0.6%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,745,079
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	704,553
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	1,026,287

Total U.S. Government Agency Securities (Cost $2,846,324)		3,475,919

Mortgage-Backed Securities 41.7%
Collateralized Mortgage Obligations 4.5%
	Angel Oak Mortgage Trust
490,860	Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	493,110	(c)(d)
1,807,105	Ser. 2021-3, Class A1, 1.07%, due 5/25/2066	1,810,042	(c)(d)
973,464	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	984,042	(c)(d)
18,536	Bear Stearns ALT-A Trust, Ser. 2004-8, Class 2A, (1M USD LIBOR + 0.68%), 0.77%, due 9/25/2034	18,531	(e)
	Fannie Mae Connecticut Avenue Securities
1,592,521	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.09%, due 10/25/2029	1,635,815	(e)
1,192,951	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.34%, due 7/25/2030	1,206,333	(e)
2,601,244	Fannie Mae Interest Strip, Ser. 418, Class C24, 4.00%, due 8/25/2043	418,057	(f)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Fannie Mae Real Estate Mortgage Investment Conduits
$1,580,004	Ser. 2012-15, Class S, (5.95% - 1M USD LIBOR), 5.86%, due 3/25/2042	$328,204	(e)(f)
1,403,760	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 5.91%, due 7/25/2042	280,251	(e)(f)
1,119,397	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	155,913	(f)
1,226,279	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 6.06%, due 12/25/2042	213,559	(e)(f)
887,747	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 6.01%, due 2/25/2043	182,176	(e)(f)
1,295,634	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 6.01%, due 3/25/2043	255,060	(e)(f)
2,137,728	Ser. 2015-32, Class SA, (6.20% - 1M USD LIBOR), 6.11%, due 5/25/2045	456,502	(e)(f)
1,342,180	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	205,691	(f)
599,587	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 5.76%, due 7/25/2046	104,699	(e)(f)
2,065,100	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 5.91%, due 12/25/2046	481,366	(e)(f)
2,876,760	Ser. 2018-7, Class CI, 4.00%, due 2/25/2048	464,755	(f)
1,491,514	Ser. 2020-52, Class GI, 4.50%, due 8/25/2050	276,347	(f)
	Freddie Mac Real Estate Mortgage Investment Conduits
477,661	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 6.36%, due 3/15/2042	86,468	(e)(f)
993,995	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 6.06%, due 10/15/2042	202,270	(e)(f)
899,526	Ser. 4385, Class IA, 4.50%, due 9/15/2044	145,191	(f)
1,807,744	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 5.96%, due 4/15/2046	383,330	(e)(f)
1,067,822	Freddie Mac Strips, Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 5.86%, due 9/15/2043	197,388	(e)(f)
	Freddie Mac Structured Agency Credit Risk Debt Notes
938,390	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.34%, due 7/25/2029	963,543	(e)
450,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.59%, due 3/25/2030	459,668	(e)
1,687,619	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, due 4/25/2030	1,726,945	(e)
747,099	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.39%, due 9/25/2030	753,689	(e)
2,236,609	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 0.09%, due 10/25/2032	2,208,852	(d)(e)
1,846,473	Ser. 2020-HQA5, Class M1, (SOFR30A + 1.10%), 1.15%, due 11/25/2050	1,847,981	(d)(e)
33,334	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2020-DNA2, Class M1, (1M USD LIBOR + 0.75%), 0.84%, due 2/25/2050	33,334	(d)(e)
744,085	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	762,957	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Government National Mortgage Association
$1,514,055	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	$248,241	(f)
1,311,795	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	229,362	(f)
1,081,110	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 6.01%, due 12/16/2043	220,463	(e)(f)
1,088,376	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 6.07%, due 12/20/2044	200,431	(e)(f)
1,418,574	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 5.52%, due 2/20/2045	247,819	(e)(f)
1,941,732	Ser. 2018-7, Class SA, (6.20% - 1M USD LIBOR), 6.12%, due 1/20/2048	409,507	(e)(f)
349,732	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	354,988	(c)(d)
	Starwood Mortgage Residential Trust
416,064	Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	421,182	(c)(d)
1,561,494	Ser. 2021-3, Class A1, 1.13%, due 6/25/2056	1,564,196	(c)(d)
	Verus Securitization Trust
483,159	Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	492,231	(d)(g)
1,929,951	Ser. 2021-3, Class A1, 1.05%, due 6/25/2066	1,933,354	(c)(d)
		26,063,843
Commercial Mortgage-Backed 6.5%
1,834,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	1,948,501	(d)
11,143,777	Benchmark Mortgage Trust, Ser. 2021-B26, Class XA, 1.00%, due 6/15/2054	769,028	(c)(f)
1,304,430	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.84%, due 11/15/2035	1,306,101	(d)(e)
510,000	BX Trust, Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	558,351	(d)
389,654	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	398,222

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Citigroup Commercial Mortgage Trust
$1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	$1,135,952	(c)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	351,548	(c)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	799,391	(c)
4,324,117	Ser. 2014-GC25, Class XA, 0.96%, due 10/10/2047	112,404	(c)(f)
2,249,535	Ser. 2015-GC27, Class XA, 1.33%, due 2/10/2048	87,836	(c)(f)
550,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	605,904
520,000	Ser. 2018-C6, Class A4, 4.41%, due 11/10/2051	614,382
	Commercial Mortgage Trust
1,060,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,068,611
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,033,547
500,000	Ser. 2014-CR15, Class B, 4.67%, due 2/10/2047	542,850	(c)
5,126,044	Ser. 2014-CR16, Class XA, 0.96%, due 4/10/2047	117,889	(c)(f)
2,776,101	Ser. 2014-LC15, Class XA, 1.07%, due 4/10/2047	61,993	(c)(f)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	969,740
4,999,854	Ser. 2014-CR17, Class XA, 0.96%, due 5/10/2047	107,294	(c)(f)
3,043,846	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	76,398	(c)(f)
16,627,532	Ser. 2014-CR18, Class XA, 1.01%, due 7/15/2047	408,317	(c)(f)
4,097,193	Ser. 2014-UBS6, Class XA, 0.88%, due 12/10/2047	95,601	(c)(f)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	525,151
1,105,000	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	1,211,729
197,920	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/2050	199,318
	CSAIL Commercial Mortgage Trust
23,167,662	Ser. 2016-C5, Class XA, 0.94%, due 11/15/2048	754,378	(c)(f)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	387,943
1,185,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	1,230,606	(c)
147,750	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/2050	148,494
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,410,236
1,050,000	Ser. 2019-C15, Class A4, 4.05%, due 3/15/2052	1,208,265
	Freddie Mac Multifamily Structured Pass Through Certificates
25,091,121	Ser. KW03, Class X1, 0.84%, due 6/25/2027	937,542	(c)(f)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	2,031,518	(c)(f)
22,961,707	Ser. K090, Class X1, 0.71%, due 2/25/2029	1,164,062	(c)(f)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	1,033,148	(c)(f)
	GS Mortgage Securities Trust
770,000	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	789,056	(d)
9,228,896	Ser. 2014-GC18, Class XA, 1.00%, due 1/10/2047	185,576	(c)(f)
1,515,000	Hudson Yards Mortgage Trust, Ser. 2019-55HY, Class A, 2.94%, due 12/10/2041	1,650,363	(c)(d)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	837,908
	Morgan Stanley Bank of America Merrill Lynch Trust
3,461,290	Ser. 2014-C16, Class XA, 0.98%, due 6/15/2047	72,281	(c)(f)
20,254	Ser. 2017-C34, Class A1, 2.11%, due 11/15/2052	20,258
1,000,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,109,720

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	UBS Commercial Mortgage Trust
$31,124	Ser. 2017-C4, Class A1, 2.13%, due 10/15/2050	$31,132
979,235	Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	1,001,057
	Wells Fargo Commercial Mortgage Trust
725,000	Ser. 2012-LC5, Class B, 4.14%, due 10/15/2045	748,428
500,000	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	547,759
670,000	Ser. 2015-NXS4, Class C, 4.69%, due 12/15/2048	733,969	(c)
225,000	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	243,231
950,000	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/2049	1,023,414
204,261	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	205,261
311,903	Ser. 2018-C46, Class A1, 3.16%, due 8/15/2051	318,135
375,000	Ser. 2018-C46, Class A4, 4.15%, due 8/15/2051	434,165
380,000	Ser. 2019-C50, Class A4, 3.47%, due 5/15/2052	420,249
	WF-RBS Commercial Mortgage Trust
1,000,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,027,512
5,600,479	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	126,286	(c)(f)
12,726,008	Ser. 2014-C22, Class XA, 0.80%, due 9/15/2057	254,518	(c)(f)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	606,677	(c)
		37,799,205
Fannie Mae 13.9%
	Pass-Through Certificates
10,132,239	2.00%, due 6/1/2036 – 7/1/2051	10,354,660
16,476,488	2.50%, due 8/1/2050 – 7/1/2051	17,189,159
23,295,074	3.00%, due 10/1/2041 – 6/1/2051	24,534,900
14,241,651	3.50%, due 12/1/2041 – 7/1/2050	15,243,049
9,259,458	4.00%, due 1/1/2041 – 1/1/2048	10,066,218
2,803,535	4.50%, due 4/1/2034 – 5/1/2050	3,064,950
572,720	5.00%, due 6/1/2033 – 9/1/2041	647,235
		81,100,171
Freddie Mac 6.4%
	Pass-Through Certificates
4,846,379	2.00%, due 5/1/2036 – 6/1/2051	4,969,165
9,316,636	2.50%, due 7/1/2050 – 7/1/2051	9,717,891
6,634,353	3.00%, due 11/1/2046 – 5/1/2051	6,981,781
6,863,983	3.50%, due 7/1/2042 – 1/1/2050	7,358,934
6,233,268	4.00%, due 11/1/2040 – 2/1/2048	6,756,084
1,215,312	4.50%, due 6/1/2039 – 6/1/2050	1,332,541
60,426	5.00%, due 5/1/2023 – 5/1/2041	68,229
		37,184,625
Ginnie Mae 3.5%
	Pass-Through Certificates
2,780,181	2.00%, due 2/20/2051 – 4/20/2051	2,849,323
6,162,097	2.50%, due 2/20/2051 – 7/20/2051	6,410,678
1,836,394	3.50%, due 1/20/2043 – 4/20/2050	1,950,042
127,202	4.00%, due 2/20/2050	134,483
2,345,000	2.00%, TBA, 30 Year Maturity	2,401,701	(h)
6,490,000	2.50%, TBA, 30 Year Maturity	6,747,318	(h)
		20,493,545
Uniform Mortgage-Backed Securities 6.9%
	Pass-Through Certificates
2,660,000	2.00%, TBA, 15 Year Maturity, 2.00%, due 8/17/2036	2,760,477	(h)
5,705,000	2.00%, TBA, 30 Year Maturity, 2.00%, due 8/12/2051	5,818,877	(h)
26,565,000	2.50%, TBA, 30 Year Maturity, 2.50%, due 8/12/2051	27,672,221	(h)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,505,000	3.00%, TBA, 30 Year Maturity, 3.00%, due 8/12/2051	$3,674,089	(h)
380,000	3.50%, TBA, 30 Year Maturity, 3.50%, due 8/12/2051	402,770	(h)
		40,328,434
Total Mortgage-Backed Securities (Cost $244,007,418)		242,969,823

Corporate Bonds 26.7%
Aerospace & Defense 0.5%
	Boeing Co.
365,000	3.90%, due 5/1/2049	385,305
1,915,000	5.81%, due 5/1/2050	2,612,031	(b)(g)
		2,997,336
Agriculture 1.1%
1,000,000	Altria Group, Inc., 3.88%, due 9/16/2046	1,012,765
	BAT Capital Corp.
1,410,000	4.91%, due 4/2/2030	1,639,848
1,630,000	3.73%, due 9/25/2040	1,636,859
1,960,000	BAT International Finance PLC, 1.67%, due 3/25/2026	1,979,930	(b)
		6,269,402
Airlines 1.6%
5,345,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	5,745,875	(b)(d)
3,158,052	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,513,005	(b)
		9,258,880
Auto Manufacturers 1.5%
1,525,000	General Motors Co., 6.13%, due 10/1/2025	1,805,134	(b)
	General Motors Financial Co., Inc.
1,000,000	5.10%, due 1/17/2024	1,100,265
2,230,000	3.60%, due 6/21/2030	2,449,054
	Volkswagen Group of America Finance LLC
1,620,000	2.70%, due 9/26/2022	1,661,811	(d)
1,610,000	3.35%, due 5/13/2025	1,742,771	(b)(d)
		8,759,035
Banks 8.3%
2,600,000	Banco Santander SA, 1.85%, due 3/25/2026	2,642,853	(b)
	Bank of America Corp.
2,520,000	3.56%, due 4/23/2027	2,774,273	(i)
1,410,000	3.97%, due 3/5/2029	1,598,595	(i)
860,000	2.50%, due 2/13/2031	886,193	(i)
795,000	4.08%, due 3/20/2051	961,831	(i)
1,440,000	Barclays PLC, 2.85%, due 5/7/2026	1,527,721	(i)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	1,206,334	(d)(i)
	Citigroup, Inc.
2,520,000	1.12%, due 1/28/2027	2,498,803	(b)(i)
1,300,000	3.89%, due 1/10/2028	1,454,700	(i)
695,000	3.52%, due 10/27/2028	765,570	(i)
1,070,000	2.98%, due 11/5/2030	1,144,409	(i)
	Credit Suisse Group AG
1,080,000	4.19%, due 4/1/2031	1,230,985	(d)(i)
1,300,000	3.09%, due 5/14/2032	1,357,932	(d)(i)
860,000	Development Bank of Japan, Inc., 0.50%, due 3/4/2024	860,051	(d)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Goldman Sachs Group, Inc.
$1,620,000	2.62%, due 4/22/2032	$1,678,900	(b)(i)
1,765,000	2.38%, due 7/21/2032	1,795,781	(i)
465,000	4.02%, due 10/31/2038	551,896	(i)
550,000	5.15%, due 5/22/2045	740,222
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,486,225	(i)(j)
	JPMorgan Chase & Co.
575,000	4.49%, due 3/24/2031	687,712	(i)
2,090,000	2.58%, due 4/22/2032	2,174,130	(b)(i)
1,330,000	3.11%, due 4/22/2041	1,412,266	(i)
	Lloyds Banking Group PLC
1,070,000	1.33%, due 6/15/2023	1,077,977	(i)
2,520,000	1.63%, due 5/11/2027	2,536,843	(i)
	Morgan Stanley
2,245,000	0.79%, due 1/22/2025	2,248,615	(i)
2,355,000	3.59%, due 7/22/2028	2,622,817	(b)(i)
2,455,000	2.70%, due 1/22/2031	2,587,872	(i)
1,950,000	Natwest Group PLC, 3.03%, due 11/28/2035	1,967,261	(b)(i)
	Wells Fargo & Co.
2,605,000	2.57%, due 2/11/2031	2,718,815	(b)(i)
705,000	5.01%, due 4/4/2051	981,763	(i)
		48,179,345
Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
865,000	4.60%, due 4/15/2048	1,077,697
1,145,000	4.75%, due 4/15/2058	1,464,041
610,000	5.80%, due 1/23/2059	903,742
		3,445,480
Computers 0.8%
1,155,000	Apple, Inc., 4.65%, due 2/23/2046	1,551,478
1,200,000	Dell International LLC/EMC Corp., 6.02%, due 6/15/2026	1,444,608
1,805,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	1,950,675
		4,946,761
Diversified Financial Services 1.0%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,700,000	4.45%, due 10/1/2025	1,876,937	(b)
1,500,000	1.75%, due 1/30/2026	1,490,958
	Air Lease Corp.
1,210,000	2.30%, due 2/1/2025	1,257,560
1,000,000	3.13%, due 12/1/2030	1,037,336
		5,662,791
Electric 0.7%
600,000	Consolidated Edison Co. of New York, Inc., 3.95%, due 4/1/2050	702,556
995,000	Exelon Corp., 4.70%, due 4/15/2050	1,292,028
	Pacific Gas and Electric Co.
1,005,000	2.50%, due 2/1/2031	947,459
1,000,000	3.30%, due 8/1/2040	907,375
		3,849,418
Food 0.6%
1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	1,715,928	(b)(d)
1,198,000	Sysco Corp., 6.60%, due 4/1/2050	1,911,801	(g)
		3,627,729

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Healthcare - Services 0.7%
	HCA, Inc.
$1,000,000	4.50%, due 2/15/2027	$1,141,916
940,000	5.25%, due 6/15/2049	1,232,235
1,430,000	UnitedHealth Group, Inc., 3.25%, due 5/15/2051	1,577,590
		3,951,741
Insurance 0.2%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,317,818
Media 1.3%
2,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	2,873,765	(b)
1,680,000	Fox Corp., 5.58%, due 1/25/2049	2,319,321	(b)
	ViacomCBS, Inc.
815,000	4.95%, due 1/15/2031	997,664
1,030,000	4.20%, due 5/19/2032	1,205,020
		7,395,770
Mining 0.1%
805,000	Anglo American Capital PLC, 3.63%, due 9/11/2024	870,595	(d)
Oil & Gas 1.4%
350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	440,381
460,000	ConocoPhillips, 4.88%, due 10/1/2047	616,894	(d)
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,920,692
	Occidental Petroleum Corp.
1,280,000	3.20%, due 8/15/2026	1,270,400
470,000	4.30%, due 8/15/2039	465,989
3,265,000	Phillips 66, 1.30%, due 2/15/2026	3,272,227	(b)
		7,986,583
Pharmaceuticals 1.4%
	AbbVie, Inc.
510,000	4.05%, due 11/21/2039	601,271
1,110,000	4.70%, due 5/14/2045	1,406,667
755,000	4.25%, due 11/21/2049	923,626
	Cigna Corp.
165,000	4.80%, due 8/15/2038	209,080
750,000	3.20%, due 3/15/2040	799,296
	CVS Health Corp.
565,000	4.13%, due 4/1/2040	668,714
920,000	5.05%, due 3/25/2048	1,225,752
	Upjohn, Inc.
1,025,000	2.70%, due 6/22/2030	1,052,702	(d)
1,250,000	4.00%, due 6/22/2050	1,353,201	(d)
		8,240,309
Pipelines 1.1%
500,000	Enterprise Products Operating LLC, 4.25%, due 2/15/2048	590,192
1,535,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,653,883
1,820,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	2,393,271
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,373,436
530,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, due 10/15/2025	594,347
		6,605,129
Retail 0.4%
1,500,000	Home Depot, Inc., 3.30%, due 4/15/2040	1,676,328

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$590,000	Walmart, Inc., 3.40%, due 6/26/2023	$623,029
		2,299,357
Semiconductors 1.1%
	Broadcom, Inc.
1,000,000	5.00%, due 4/15/2030	1,193,859
1,650,000	4.15%, due 11/15/2030	1,870,254	(b)
1,950,000	3.50%, due 2/15/2041	2,023,975	(b)(d)
1,515,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,610,705
		6,698,793
Software 0.5%
650,000	Fiserv, Inc., 4.40%, due 7/1/2049	800,912
2,145,000	Oracle Corp., 2.88%, due 3/25/2031	2,269,554	(b)
		3,070,466
Telecommunications 1.8%
	AT&T, Inc.
1,415,000	3.65%, due 6/1/2051	1,499,645
344,000	3.55%, due 9/15/2055	355,335	(d)
1,686,000	3.65%, due 9/15/2059	1,740,256	(d)
1,590,000	British Telecommunications PLC, 3.25%, due 11/8/2029	1,687,013	(b)(d)
	T-Mobile USA, Inc.
555,000	4.38%, due 4/15/2040	657,436
1,420,000	4.50%, due 4/15/2050	1,737,100
1,620,000	Verizon Communications, Inc., 3.55%, due 3/22/2051	1,762,589
750,000	Vodafone Group PLC, 4.88%, due 6/19/2049	956,551
		10,395,925
Total Corporate Bonds (Cost $143,925,121)		155,828,663

Asset-Backed Securities 6.3%
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,188,923	(d)
800,000	ASSURANT CLO Ltd., Ser. 2019-1A, Class A1, (3M USD LIBOR + 1.39%), 1.52%, due 1/15/2033	800,922	(d)(e)
234,027	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1M USD LIBOR + 0.72%), 0.81%, due 10/25/2035	234,060	(e)
12,552	Chase Funding Trust, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 0.55%, due 12/25/2033	12,095	(e)
1,550,000	CIFC Funding Ltd., Ser. 2019-5A, Class A1, (3M USD LIBOR + 1.34%), 1.47%, due 10/15/2032	1,550,647	(d)(e)
513,486	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	545,474	(d)
1,000,000	Eaton Vance CLO Ltd., Ser. 2013-1A, Class A13R, (3M USD LIBOR + 1.25%), 1.38%, due 1/15/2034	1,001,594	(d)(e)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class A1, (3M USD LIBOR + 1.37%), 1.50%, due 10/15/2032	1,901,513	(d)(e)
1,500,000	Kayne CLO 5 Ltd., Ser. 2019-5A, Class A, (3M USD LIBOR + 1.35%), 1.48%, due 7/24/2032	1,499,717	(d)(e)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class A, (3M USD LIBOR + 1.33%), 1.46%, due 1/15/2033	901,106	(d)(e)
2,085,000	Marlette Funding Trust, Ser. 2021-2A, Class A, 0.51%, due 9/15/2031	2,086,293	(d)
2,905,000	Navient Private Ed. Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	2,906,353	(d)
1,389,917	Navient Student Loan Trust, Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.59%, due 1/25/2068	1,393,343	(d)(e)
2,200,000	Octagon Investment Partners 44 Ltd., Ser. 2019-1A, Class A, (3M USD LIBOR + 1.30%), 1.43%, due 7/20/2032	2,201,776	(d)(e)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,920,000	PFS Financing Corp., Ser. 2021-B, Class A, 0.78%, due 8/17/2026	$2,918,058	(d)
1,000,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.09%), 1.22%, due 4/17/2034	994,694	(d)(e)
890,489	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 0.78%, due 1/25/2036	888,545	(e)
8,946	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 0.63%, due 3/25/2035	8,622	(e)
1,927,542	Sierra Timeshare Receivables Funding LLC, Ser. 2021-1A, Class A, 0.99%, due 11/20/2037	1,928,147	(d)
2,980,000	Sofi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	2,988,232	(d)
2,200,000	Southwick Park CLO LLC, Ser. 2019-4A, Class A1, (3M USD LIBOR + 1.30%), 1.43%, due 7/20/2032	2,200,780	(d)(e)
2,000,000	TCI-Flatiron CLO Ltd., Ser. 2018-1A, Class ANR, (3M USD LIBOR + 1.06%), 1.19%, due 1/29/2032	1,994,679	(d)(e)
500,000	Thayer Park CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 1.04%), 1.17%, due 4/20/2034	498,242	(d)(e)
700,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 0.99%), 1.12%, due 4/25/2032	699,979	(d)(e)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 1.40%, due 7/20/2032	3,050,140	(d)(e)

Total Asset-Backed Securities (Cost $36,143,504)		36,393,934

Foreign Government Securities 0.3%
2,000,000	Mexico Government International Bond, 2.66%, due 5/24/2031 (Cost $2,023,061)	1,967,040

NUMBER OF SHARES

Short-Term Investments 1.0%
Investment Companies 1.0%
5,932,362	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k) (Cost $5,932,362)	5,932,362	(b)
Total Investments 107.6% (Cost $613,200,264)		627,044,169
Liabilities Less Other Assets (7.6)%		(44,066,833	)(l)
Net Assets 100.0%		$582,977,336

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities and/or futures with a total value of $60,085,184.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $79,630,911, which represents 13.7% of net assets of the Fund.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.
(h)	TBA (To Be Announced) securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2021 amounted to $49,477,453, which represents 8.5% of net assets of the Fund.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)	Represents 7-day effective yield as of July 31, 2021.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$563,307,976	96.6%
Cayman Islands	18,797,547	3.3%
United Kingdom	16,496,228	2.9%
Mexico	3,682,968	0.6%
Belgium	3,445,480	0.6%
Germany	3,404,582	0.6%
Ireland	3,367,895	0.6%
Spain	2,642,853	0.5%
Switzerland	2,588,917	0.4%
France	1,206,334	0.2%
South Africa	870,595	0.1%
Japan	860,051	0.1%
Canada	440,381	0.1%
Short-Term Investments and Other Liabilities-Net	(38,134,471)	(6.6)%
	$582,977,336	100.0%

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	30	U.S. Treasury Long Bond	$4,941,563	$232,505
9/2021	252	U.S. Treasury Note, 2 Year	55,605,375	43,992
9/2021	257	U.S. Treasury Note, 5 Year	31,982,445	165,061
Total Long Positions			$92,529,383	$441,558

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	56	U.S. Treasury Note, 10 Year	$(7,529,375)	$(96,250)
9/2021	139	U.S. Treasury Note, Ultra 10 Year	(20,884,750)	(694,640)
9/2021	17	U.S. Treasury Ultra Bond	(3,392,031)	(146,306)
Total Short Positions			$(31,806,156)	$(937,196)
Total Futures				$(495,638)

At July 31, 2021, the Fund had $815,295 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$180,476,428	$—	$180,476,428
U.S. Government Agency Securities	—	3,475,919	—	3,475,919
Mortgage-Backed Securities(a)	—	242,969,823	—	242,969,823
Corporate Bonds(a)	—	155,828,663	—	155,828,663
Asset-Backed Securities	—	36,393,934	—	36,393,934
Foreign Government Securities	—	1,967,040	—	1,967,040
Short-Term Investments	—	5,932,362	—	5,932,362
Total Investments	$—	$627,044,169	$—	$627,044,169

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$441,558	$—	$—	$441,558
Liabilities	(937,196)	—	—	(937,196)
Total	$(495,638)	$—	$—	$(495,638)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT(a)		VALUE

Corporate Bonds 29.1% Argentina 0.4%

$200,000	MercadoLibre, Inc., 3.13%, due 1/14/2031	$195,442	(b)
90,000	Pampa Energia SA, 7.38%, due 7/21/2023	86,401	(b)(c)
150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	141,001	(b)(c)
	YPF SA
92,000	8.50%, due 3/23/2025	83,490	(b)(d)
260,000	8.50%, due 7/28/2025	202,803	(b)(c)
225,000	7.00%, due 12/15/2047	146,533	(b)(c)
		855,670
Azerbaijan 0.9%
	Southern Gas Corridor CJSC
200,000	6.88%, due 3/24/2026	237,056	(b)(c)
1,600,000	6.88%, due 3/24/2026	1,896,448	(b)(c)
		2,133,504
Bahrain 0.2%
200,000	BBK BSC, 5.50%, due 7/9/2024	211,904	(b)(c)
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	243,333	(b)(d)
		455,237
Brazil 3.3%
200,000	Azul Investments LLP, 7.25%, due 6/15/2026	187,106	(b)(d)
200,000	B2W Digital Luxembourg S.a.r.l., 4.38%, due 12/20/2030	200,252	(b)(d)
200,000	Banco do Brasil SA, 9.00%, due 6/18/2024	223,002	(c)(e)(f)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	230,502	(b)(d)(e)
200,000	Cemig Geracao e Transmissao SA, 9.25%, due 12/5/2024	230,218	(c)
200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	220,738	(c)
347,000	CSN Resources SA, 4.63%, due 6/10/2031	358,867	(b)(d)
250,000	Embraer Netherlands Finance BV, 6.95%, due 1/17/2028	282,002	(b)(c)
260,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	290,553	(d)
100,000	Gol Finance SA, 7.00%, due 1/31/2025	92,810	(b)(c)
196,458	Guara Norte S.a.r.l., 5.20%, due 6/15/2034	202,293	(b)(c)
200,000	InterCement Financial Operations BV, 5.75%, due 7/17/2024	191,252	(b)(c)
451,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	445,390	(b)(d)
291,000	MC Brazil Downstream Trading S.a.r.l., 7.25%, due 6/30/2031	301,883	(b)(d)
292,270	MV24 Capital BV, 6.75%, due 6/1/2034	316,856	(b)(d)
267,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	274,342	(b)(d)
	Petrobras Global Finance BV
528,000	5.60%, due 1/3/2031	587,664	(b)
190,000	5.50%, due 6/10/2051	186,912	(b)
200,000	Petrorio Luxembourg S.a.r.l., 6.13%, due 6/9/2026	205,770	(d)
164,000	Rede D'or Finance S.a.r.l., 4.50%, due 1/22/2030	167,077	(c)
	Rumo Luxembourg S.a.r.l.
200,000	5.25%, due 1/10/2028	213,482	(d)
200,000	5.25%, due 1/10/2028	213,482	(c)
200,000	Simpar Europe SA, 5.20%, due 1/26/2031	204,000	(b)(d)
200,000	StoneCo Ltd., 3.95%, due 6/16/2028	198,502	(b)(d)
213,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	241,222	(b)
200,000	Ultrapar Int'l SA, 5.25%, due 6/6/2029	216,250	(b)(c)
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	215,700	(d)
200,000	Usiminas Int'l S.a.r.l., 5.88%, due 7/18/2026	215,502	(c)
106,000	Vale Overseas Ltd., 3.75%, due 7/8/2030	113,420
297,000	XP, Inc., 3.25%, due 7/1/2026	290,407	(b)(d)
		7,317,456

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Chile 0.7%
	$200,000	AES Gener SA, 6.35%, due 10/7/2079	$211,302	(d)(e)
		Codelco, Inc.
	238,000	3.00%, due 9/30/2029	247,278	(b)(d)
	200,000	3.15%, due 1/14/2030	210,712	(c)(g)
	204,000	4.38%, due 2/5/2049	239,060	(b)(d)
	200,000	Empresa Nacional del Petroleo, 3.75%, due 8/5/2026	210,629	(c)
	200,000	Kenbourne Invest SA, 6.88%, due 11/26/2024	211,750	(b)(c)
	200,000	VTR Finance NV, 6.38%, due 7/15/2028	211,286	(d)
			1,542,017
China 2.6%
	200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	224,255
	616,000	China Minmetals Corp., 3.75%, due 11/13/2022	628,964	(b)(c)(e)(f)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	223,890	(b)(c)
		Chinalco Capital Holdings Ltd.
	200,000	4.25%, due 4/21/2022	203,124	(b)(c)
	200,000	2.13%, due 6/3/2026	199,215	(b)(c)
	200,000	CIFI Holdings Group Co. Ltd., 5.95%, due 10/20/2025	202,450	(c)
	200,000	CMB Int'l Leasing Management Ltd., 1.88%, due 8/12/2025	199,630	(b)(c)
	200,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	205,628	(c)
	201,000	Dianjian Int'l Finance Ltd., 4.60%, due 3/13/2023	207,651	(b)(c)(e)(f)
	200,000	ENN Clean Energy Int'l Investment Ltd., 3.38%, due 5/12/2026	204,029	(b)(d)
	400,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	395,081	(b)(c)
	200,000	Huarong Finance 2017 Co. Ltd., 4.00%, due 11/7/2022	133,000	(c)(e)(f)
	250,000	Huarong Finance 2019 Co. Ltd., 4.50%, due 5/29/2029	160,000	(b)(c)
	200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	142,500	(b)(c)
		Kaisa Group Holdings Ltd.
	200,000	11.25%, due 4/16/2025	156,018	(b)(c)
	200,000	11.70%, due 11/11/2025	154,244	(b)(c)
	200,000	Lenovo Group Ltd., 5.88%, due 4/24/2025	227,706	(b)(c)
	200,000	Meituan, 3.05%, due 10/28/2030	186,492	(b)(c)
	200,000	Minmetals Bounteous Finance BVI Ltd., 3.38%, due 9/3/2024	205,600	(b)(c)(e)(f)
	201,000	Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, due 4/1/2026	200,739	(b)(c)(e)(f)
	200,000	Prosus NV, 3.68%, due 1/21/2030	210,650	(b)(d)
	200,000	RKPF Overseas 2020 A Ltd., 5.20%, due 1/12/2026	197,057	(c)
	207,000	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, due 7/13/2030	210,144	(b)(c)
		Sunac China Holdings Ltd.
	218,000	7.00%, due 7/9/2025	197,012	(b)(c)
	200,000	6.50%, due 1/26/2026	177,438	(c)
	200,000	Tencent Holdings Ltd., 3.60%, due 1/19/2028	219,479	(c)
	200,000	ZhongAn Online P&C Insurance Co. Ltd., 3.13%, due 7/16/2025	200,718	(b)(c)
			5,872,714
Colombia 1.7%
		Banco de Bogota SA
	200,000	6.25%, due 5/12/2026	218,800	(b)(c)
	200,000	4.38%, due 8/3/2027	208,000	(c)
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	201,700	(b)(e)
		Ecopetrol SA
	700,000	7.38%, due 9/18/2043	853,685	(b)
	400,000	5.88%, due 5/28/2045	426,492	(b)
		Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	209,658	(d)
COP	1,600,000,000	8.38%, due 11/8/2027	394,064	(b)(d)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	114,398	(d)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT (a)		VALUE
$400,000	Geopark Ltd., 5.50%, due 1/17/2027	$402,996	(b)(c)
	Millicom Int'l Cellular SA
270,000	6.25%, due 3/25/2029	294,300	(b)(c)
200,000	4.50%, due 4/27/2031	208,000	(c)
221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	221,276	(b)(d)
		3,753,369
Ghana 0.2%
200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	195,000	(d)
	Tullow Oil PLC
200,000	7.00%, due 3/1/2025	172,760	(b)(c)
200,000	10.25%, due 5/15/2026	208,500	(d)
		576,260
Guatemala 0.2%
250,000	Central American Bottling Corp., 5.75%, due 1/31/2027	260,299	(d)
200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	218,000	(d)
		478,299
Hong Kong 0.9%
200,000	AIA Group Ltd., 3.20%, due 9/16/2040	208,508	(c)
200,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	211,590	(c)(e)(f)
200,000	Elect Global Investments Ltd., 4.10%, due 6/3/2025	204,522	(c)(e)(f)
250,000	FWD Group Ltd., 5.75%, due 7/9/2024	258,531	(b)(c)
200,000	JMH Co. Ltd., 2.50%, due 4/9/2031	203,809	(b)(c)
	Melco Resorts Finance Ltd.
400,000	5.63%, due 7/17/2027	414,848	(b)(c)
200,000	5.75%, due 7/21/2028	207,250	(d)
400,000	NWD MTN Ltd., 4.13%, due 7/18/2029	418,420	(b)(c)
		2,127,478
India 1.7%
200,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	211,172	(b)(c)
200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	201,322	(b)(d)
	Adani Ports & Special Economic Zone Ltd.
200,000	4.20%, due 8/4/2027	209,903	(b)(d)
300,000	4.38%, due 7/3/2029	315,418	(b)(c)
200,000	Bharti Airtel Ltd., 3.25%, due 6/3/2031	202,060	(b)(d)
200,000	Greenko Dutch BV, 3.85%, due 3/29/2026	201,184	(b)(d)
200,000	JSW Hydro Energy Ltd., 4.13%, due 5/18/2031	198,100	(b)(d)
200,000	JSW Steel Ltd., 5.95%, due 4/18/2024	209,557	(b)(c)
200,000	Oil India Ltd., 5.13%, due 2/4/2029	226,518	(b)(c)
400,000	Periama Holdings LLC, 5.95%, due 4/19/2026	422,157	(b)(c)
	REC Ltd.
208,000	3.50%, due 12/12/2024	218,041	(b)(c)
260,000	2.25%, due 9/1/2026	255,196	(b)(c)
250,000	Reliance Industries Ltd., 3.67%, due 11/30/2027	273,225	(b)(c)
	Shriram Transport Finance Co. Ltd.
200,000	5.10%, due 7/16/2023	200,750	(b)(c)
200,000	4.40%, due 3/13/2024	199,000	(b)(c)
200,000	Vedanta Resources Finance II PLC, 8.95%, due 3/11/2025	188,034	(b)(d)
200,000	Vedanta Resources PLC, 7.13%, due 5/31/2023	181,576	(b)(c)
		3,913,213
Indonesia 0.7%
200,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	200,418	(c)
200,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	212,000	(b)(c)
220,000	Pertamina Persero PT, 6.45%, due 5/30/2044	286,237	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	$230,346	(b)(d)
	$200,000	6.15%, due 5/21/2048	248,250	(b)(d)
	400,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	367,000	(b)(c)
			1,544,251
Israel 0.9%
	312,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	318,240	(b)(c)(e)
	75,949	Energean Israel Finance Ltd., 4.88%, due 3/30/2026	77,646	(b)(c)
	339,684	Leviathan Bond Ltd., 6.50%, due 6/30/2027	373,536	(b)(c)
	200,000	Mizrahi Tefahot Bank Ltd., 3.08%, due 4/7/2031	200,600	(c)(e)
		Teva Pharmaceutical Finance Netherlands III BV
	400,000	7.13%, due 1/31/2025	439,280	(b)
	550,000	3.15%, due 10/1/2026	527,780	(b)
			1,937,082
Kazakhstan 0.7%
	200,000	Development Bank of Kazakhstan JSC, 2.95%, due 5/6/2031	199,500	(b)(d)
		KazMunayGas National Co. JSC
	450,000	5.38%, due 4/24/2030	535,595	(b)(c)(g)
	560,000	5.75%, due 4/19/2047	696,497	(b)(c)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	204,013	(b)(d)
			1,635,605
Korea 0.5%
	316,000	Hanwha Life Insurance Co. Ltd., 4.70%, due 4/23/2023	327,447	(b)(d)(e)(f)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	201,594	(b)(c)
	250,000	Shinhan Bank Co. Ltd., 4.50%, due 3/26/2028	285,598	(b)(c)
	200,000	Shinhan Financial Group Co. Ltd., 5.88%, due 8/13/2023	214,710	(c)(e)(f)
			1,029,349
Kuwait 0.3%
		MEGlobal Canada ULC
	200,000	5.00%, due 5/18/2025	223,540	(b)(d)
	200,000	5.88%, due 5/18/2030	247,866	(b)(c)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	207,794	(b)(d)(e)(f)
			679,200
Macau 0.5%
	200,000	Champion Path Holdings Ltd., 4.85%, due 1/27/2028	206,196	(c)
	400,000	Sands China Ltd., 5.40%, due 8/8/2028	466,968	(b)
	500,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	523,750	(b)(c)
			1,196,914
Malaysia 0.1%
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	236,045	(b)(c)
Mexico 2.1%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	267,002	(c)
	275,000	America Movil SAB de CV, 3.63%, due 4/22/2029	302,398	(b)
		Banco Mercantil del Norte SA
	200,000	6.75%, due 9/27/2024	214,300	(c)(e)(f)
	200,000	7.63%, due 1/10/2028	228,000	(c)(e)(f)
	200,000	Braskem Idesa SAPI, 7.45%, due 11/15/2029	206,800	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Cemex SAB de CV
	$200,000	7.38%, due 6/5/2027	$226,350	(d)
	200,000	5.20%, due 9/17/2030	219,000	(c)
		Comision Federal de Electricidad
MXN	6,480,000	Ser. 14-2, 7.35%, due 11/25/2025	308,736	(b)
	$200,000	3.35%, due 2/9/2031	198,000	(b)(d)
	200,000	Fresnillo PLC, 4.25%, due 10/2/2050	208,750	(b)(d)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	247,130	(b)(c)
	258,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	289,125	(b)(d)
		Petroleos Mexicanos
	41,000	6.88%, due 8/4/2026	45,083	(b)
	109,000	6.84%, due 1/23/2030	113,709
	510,000	5.95%, due 1/28/2031	501,330	(b)
	249,000	6.35%, due 2/12/2048	212,828	(b)
	604,000	7.69%, due 1/23/2050	587,088	(b)
	69,000	6.95%, due 1/28/2060	61,920
	200,000	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	219,160	(b)(c)
			4,656,709
Netherlands 0.2%
	439,000	Veon Holdings BV, 4.00%, due 4/9/2025	461,670	(d)
Nigeria 0.3%
		IHS Netherlands Holdco BV
	200,000	8.00%, due 9/18/2027	214,007	(c)
	200,000	8.00%, due 9/18/2027	214,000	(d)
	200,000	SEPLAT Petroleum Development Co. PLC, 7.75%, due 4/1/2026	207,482	(d)
			635,489
Oman 0.2%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	205,996	(b)(c)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	266,206	(b)(d)
			472,202
Panama 0.4%
		C&W Senior Financing Designated Activity Co.
	200,000	6.88%, due 9/15/2027	212,018	(c)
	200,000	6.88%, due 9/15/2027	212,018	(d)
	206,000	Cable Onda SA, 4.50%, due 1/30/2030	217,227	(b)(d)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	225,002	(b)(c)
			866,265
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	210,000	(d)
Peru 1.5%
		Banco de Credito del Peru
	200,000	3.13%, due 7/1/2030	195,450	(b)(d)(e)
	251,000	3.13%, due 7/1/2030	245,290	(c)(e)
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	192,425	(b)(d)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	222,066	(d)
	$200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	198,000	(b)(c)
	205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	209,100	(d)
	225,000	Kallpa Generacion SA, 4.13%, due 8/16/2027	229,500	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Nexa Resources SA
$200,000	6.50%, due 1/18/2028	$220,252	(b)(d)
200,000	6.50%, due 1/18/2028	220,252	(c)(h)
	Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	255,027	(b)(d)
200,000	5.63%, due 6/19/2047	206,500	(b)(c)
564,000	Southern Copper Corp., 6.75%, due 4/16/2040	783,960	(b)
100,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	96,520	(d)
		3,274,342
Qatar 0.8%
	CBQ Finance Ltd.
200,000	2.00%, due 9/15/2025	201,497	(b)(c)
200,000	2.00%, due 5/12/2026	199,728	(b)(c)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	201,160	(b)(c)(e)(f)
97,415	Nakilat, Inc., 6.07%, due 12/31/2033	120,047	(b)(c)
200,000	Ooredoo Int'l Finance Ltd., 2.63%, due 4/8/2031	205,012	(b)(d)
	Qatar Petroleum
200,000	3.13%, due 7/12/2041	207,374	(b)(d)
200,000	3.30%, due 7/12/2051	207,250	(b)(d)
200,000	QIB Sukuk Ltd., 3.98%, due 3/26/2024	214,297	(b)(c)
250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	261,317	(b)(c)
		1,817,682
Russia 0.7%
250,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	258,833	(b)(c)
	Gazprom PJSC Via Gaz Finance PLC
280,000	3.25%, due 2/25/2030	278,976	(b)(d)
200,000	3.25%, due 2/25/2030	199,269	(b)(c)
273,000	GTLK Europe Capital Designated Activity Co., 4.95%, due 2/18/2026	291,396	(b)(c)
250,000	Lukoil Securities BV, 3.88%, due 5/6/2030	265,938	(b)(d)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	354,072	(b)(c)
		1,648,484
Saudi Arabia 0.9%
200,000	Arabian Centres Sukuk II Ltd., 5.63%, due 10/7/2026	207,408	(b)(d)
300,000	Samba Funding Ltd., 2.75%, due 10/2/2024	313,102	(b)(c)
	Saudi Arabian Oil Co.
700,000	4.25%, due 4/16/2039	794,747	(b)(c)
200,000	4.38%, due 4/16/2049	234,000	(b)(c)
	Saudi Electricity Global Sukuk Co. 4
200,000	4.22%, due 1/27/2024	216,020	(b)(c)
200,000	4.72%, due 9/27/2028	235,104	(b)(c)
		2,000,381
Singapore 0.5%
600,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	615,378	(b)(c)
200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	215,243	(b)(d)(e)
240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	242,007	(b)(d)(e)
		1,072,628
South Africa 0.7%
200,000	FirstRand Bank Ltd., 6.25%, due 4/23/2028	209,599	(c)(e)
250,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 5/15/2029	295,625	(c)
	SASOL Financing USA LLC
600,000	5.88%, due 3/27/2024	634,800	(b)
400,000	6.50%, due 9/27/2028	445,000	(b)
		1,585,024

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Supranational 0.4%
	$200,000	Africa Finance Corp., 2.88%, due 4/28/2028	$201,000	(d)
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	212,012	(c)
		Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	228,062	(b)(d)
	200,000	4.70%, due 10/22/2031	217,000	(b)(d)
			858,074
Thailand 0.3%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	207,904	(c)(e)
	200,000	Krung Thai Bank PCL, 4.40%, due 3/25/2026	202,454	(c)(e)(f)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	282,882	(b)(c)
			693,240
Turkey 0.7%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	201,692	(b)(d)
	200,000	QNB Finansbank AS, 6.88%, due 9/7/2024	218,039	(b)(c)
	200,000	SISECAM, 6.95%, due 3/14/2026	222,750	(b)(d)
	200,000	Turk Telekomunikasyon AS, 6.88%, due 2/28/2025	220,983	(b)(c)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	214,760	(b)(d)
	200,000	Turkiye Garanti Bankasi AS, 5.88%, due 3/16/2023	209,422	(b)(c)
	200,000	Turkiye Petrol Rafinerileri AS, 4.50%, due 10/18/2024	200,695	(c)
	200,000	Turkiye Vakiflar Bankasi TAO, 6.50%, due 1/8/2026	205,120	(b)(d)
			1,693,461
Ukraine 0.6%
	650,000	Metinvest BV, 8.50%, due 4/23/2026	735,920	(b)(c)
	250,000	MHP SA, 7.75%, due 5/10/2024	269,387	(b)(c)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	318,165	(b)(c)
			1,323,472
United Arab Emirates 1.4%
	$200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	238,012	(b)(c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	202,080	(b)(d)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	210,717	(b)(d)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	208,395	(b)(c)
	300,000	DP World Crescent Ltd., 3.88%, due 7/18/2029	325,450	(b)(c)
	200,000	DP World PLC, 6.85%, due 7/2/2037	270,404	(b)(c)
	200,000	EI Sukuk Co. Ltd., 1.83%, due 9/23/2025	201,603	(b)(c)
	200,000	Emaar Sukuk Ltd., 3.64%, due 9/15/2026	206,568	(b)(c)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	214,308	(c)(e)(f)
		Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	198,080	(b)(d)
	200,000	2.94%, due 9/30/2040	201,438	(b)(d)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	213,757	(b)(c)
	200,000	MDGH-GMTN BV, 3.70%, due 11/7/2049	219,987	(b)(d)
	200,000	Shelf Drill Hold Ltd. Co., 8.25%, due 2/15/2025	150,466	(b)(c)
			3,061,265
United States 0.5%
	256,000	JBS Finance Luxembourg S.a.r.l., 3.63%, due 1/15/2032	257,744	(b)(d)
	200,000	JBS USA Food Co., 5.75%, due 1/15/2028	210,800	(c)
IDR	8,100,000,000	JPMorgan Chase Bank N.A., 7.00%, due 9/18/2030	581,769	(b)(c)
			1,050,313

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Venezuela 0.1%
		Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	$57,273	(c)(i)
	1,631,452	6.00%, due 11/15/2026	69,337	(c)(i)
	650,000	5.38%, due 4/12/2027	27,625	(c)(i)
	784,800	5.38%, due 4/12/2027	33,354	(c)(i)
			187,589
Zambia 0.2%
	451,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	488,771	(b)(d)

	Total Corporate Bonds (Cost $65,398,956)		65,340,724

Foreign Government Securities 65.5%
Angola 0.6%
		Angolan Government International Bond
	200,000	8.25%, due 5/9/2028	209,954	(c)(g)
	400,000	8.00%, due 11/26/2029	413,464	(c)
	458,000	9.38%, due 5/8/2048	479,209	(c)
	200,000	9.13%, due 11/26/2049	205,052	(c)
			1,307,679
Argentina 0.8%
		Argentine Republic Government International Bond
	550,000	1.00%, due 7/9/2029	210,925
	1,150,000	0.50%, due 7/9/2030	418,025	(j)
	291,000	1.13%, due 7/9/2035	93,851	(j)
	530,096	2.00%, due 1/9/2038	209,918	(j)
	2,017,609	2.50%, due 7/9/2041	753,678	(g)(j)
EUR	130,000	Provincia de Buenos Aires Government Bond, 5.38%, due 1/20/2023	66,311	(c)
			1,752,708
Armenia 0.1%
	$200,000	Armenia International Bond, 3.60%, due 2/2/2031	189,870	(c)
Azerbaijan 0.4%
	200,000	Republic of Azerbaijan International Bond, 5.13%, due 9/1/2029	224,376	(c)
		State Oil Co. of the Azerbaijan Republic
	200,000	6.95%, due 3/18/2030	248,336	(b)(c)
	310,000	6.95%, due 3/18/2030	384,921	(b)(c)
			857,633
Belize 0.1%
	330,625	Belize Government International Bond, 4.94%, due 2/20/2034	134,895	(c)(k)
Benin 0.1%
EUR	100,000	Benin Government International Bond, 4.95%, due 1/22/2035	115,069	(c)
Bermuda 0.3%
	$490,000	Bermuda Government International Bond, 4.75%, due 2/15/2029	571,732	(c)
Brazil 5.1%
		Brazil Letras do Tesouro Nacional
BRL	36,000,000	3.96%, due 1/1/2022	6,736,608	(l)
BRL	14,000,000	6.01%, due 1/1/2024	2,204,073	(l)
	$420,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	453,079	(b)(c)
BRL	5,000,000	Brazil Notas do Tesouro Nacional, Ser. F, 10.00%, due 1/1/2023	985,312

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Brazilian Government International Bond
	$590,000	5.63%, due 1/7/2041	$634,698	(g)
	470,000	5.00%, due 1/27/2045	468,919
			11,482,689
Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bond, 5.95%, due 7/7/2032	211,673	(c)
Chile 0.6%
		Bonos de la Tesoreria de la Republica en pesos
CLP	275,000,000	4.50%, due 3/1/2026	381,582
CLP	715,000,000	2.80%, due 10/1/2033	772,967	(c)
CLP	30,000,000	5.10%, due 7/15/2050	38,170
	$200,000	Chile Government International Bond, 2.55%, due 7/27/2033	203,954
			1,396,673
China 5.5%
		China Government Bond
CNY	5,600,000	2.36%, due 7/2/2023	865,781
CNY	5,000,000	2.88%, due 11/5/2023	781,397
CNY	6,000,000	3.19%, due 4/11/2024	945,871	(b)
CNY	6,200,000	1.99%, due 4/9/2025	937,747
CNY	7,500,000	3.02%, due 10/22/2025	1,178,215	(b)
CNY	5,200,000	3.03%, due 3/11/2026	817,887
CNY	2,900,000	3.12%, due 12/5/2026	458,736
CNY	9,600,000	2.85%, due 6/4/2027	1,492,377	(b)
CNY	500,000	3.28%, due 12/3/2027	79,804
CNY	500,000	3.01%, due 5/13/2028	78,311
CNY	2,500,000	3.13%, due 11/21/2029	393,527
CNY	2,500,000	2.68%, due 5/21/2030	379,186
CNY	13,400,000	3.27%, due 11/19/2030	2,142,641	(b)
CNY	250,000	3.39%, due 3/16/2050	38,244
CNY	3,200,000	3.81%, due 9/14/2050	528,867
CNY	6,900,000	3.72%, due 4/12/2051	1,130,674	(g)
			12,249,265
Colombia 3.5%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	111,016
	$490,000	3.00%, due 1/30/2030	480,381	(g)
	310,000	5.63%, due 2/26/2044	346,137
	630,000	5.00%, due 6/15/2045	658,652
	200,000	5.20%, due 5/15/2049	215,234
		Colombian TES
COP	2,359,500,000	Ser. B, 6.25%, due 11/26/2025	621,518
COP	5,382,200,000	Ser. B, 5.75%, due 11/3/2027	1,338,643	(b)
COP	2,890,600,000	Ser. B, 6.00%, due 4/28/2028	720,982
COP	230,836,795	Ser. UVR, 2.25%, due 4/18/2029	55,919
COP	9,443,900,000	Ser. B, 7.00%, due 3/26/2031	2,393,875	(g)
COP	1,980,756,176	Ser. UVR, 3.00%, due 3/25/2033	483,074
COP	1,818,400,000	Ser. B, 7.25%, due 10/18/2034	459,162
			7,884,593
Costa Rica 0.4%
		Costa Rica Government International Bond
	$200,000	6.13%, due 2/19/2031	213,002	(c)
	720,000	7.00%, due 4/4/2044	756,000	(c)
			969,002

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Cote D'Ivoire 0.8%
		Ivory Coast Government International Bond
EUR	500,000	5.88%, due 10/17/2031	$639,851	(c)(g)
EUR	307,000	6.88%, due 10/17/2040	401,905	(c)
EUR	590,000	6.63%, due 3/22/2048	742,463	(c)
			1,784,219
Croatia 0.3%
		Croatia Government International Bond
EUR	412,000	1.50%, due 6/17/2031	518,800	(c)
EUR	100,000	1.13%, due 3/4/2033	120,201	(c)
			639,001
Czech Republic 1.9%
		Czech Republic Government Bond
CZK	18,870,000	2.40%, due 9/17/2025	906,873	(c)
CZK	13,820,000	1.00%, due 6/26/2026	625,073	(c)
CZK	20,510,000	2.75%, due 7/23/2029	1,031,655	(b)
CZK	29,270,000	0.95%, due 5/15/2030	1,280,535	(b)(c)
CZK	5,010,000	1.75%, due 6/23/2032	233,964	(g)
CZK	4,300,000	2.00%, due 10/13/2033	205,503
			4,283,603
Dominican Republic 0.6%
DOP	4,900,000	Dominican Republic Bond, 11.25%, due 2/5/2027	105,363	(c)
		Dominican Republic International Bond
DOP	2,400,000	8.90%, due 2/15/2023	44,211	(d)
	$150,000	6.00%, due 7/19/2028	171,000	(c)(g)
	150,000	6.40%, due 6/5/2049	162,901	(c)
	825,000	5.88%, due 1/30/2060	832,433	(c)
			1,315,908
Ecuador 0.5%
		Ecuador Government International Bond
	71,437	0.00%, due 7/31/2030	39,470	(d)
	221,680	5.00%, due 7/31/2030	193,418	(d)(j)
	180,000	5.00%, due 7/31/2030	157,052	(c)(j)
	200,000	1.00%, due 7/31/2035	138,502	(c)(j)
	703,326	1.00%, due 7/31/2035	487,060	(d)(j)
	139,040	0.50%, due 7/31/2040	85,511	(d)(j)
			1,101,013
Egypt 2.0%
		Egypt Government Bond
EGP	6,115,000	14.20%, due 7/7/2023	386,966
EGP	9,750,000	15.90%, due 7/2/2024	639,469
EGP	18,430,000	14.48%, due 4/6/2026	1,169,485
EGP	5,009,000	14.41%, due 7/7/2027	316,556
		Egypt Government International Bond
EUR	851,000	6.38%, due 4/11/2031	1,032,742	(c)(g)
	$400,000	8.50%, due 1/31/2047	413,033	(c)
	200,000	8.70%, due 3/1/2049	208,792	(c)
	200,000	8.70%, due 3/1/2049	208,792	(c)
	200,000	7.50%, due 2/16/2061	185,744	(c)
			4,561,579

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

El Salvador 0.2%
		El Salvador Government International Bond
	$113,000	7.75%, due 1/24/2023	$109,192	(c)
	152,000	7.12%, due 1/20/2050	122,741	(c)
	300,000	9.50%, due 7/15/2052	281,850	(c)
			513,783
Ghana 0.9%
		Ghana Government Bond
GHS	670,000	20.75%, due 3/6/2023	117,397
GHS	1,900,000	19.25%, due 12/18/2023	329,399
		Ghana Government International Bond
	$400,000	7.75%, due 4/7/2029	402,804	(c)
	200,000	7.63%, due 5/16/2029	199,363	(c)
	200,000	10.75%, due 10/14/2030	249,121	(c)
	200,000	10.75%, due 10/14/2030	249,121	(c)
	200,000	8.63%, due 4/7/2034	202,002	(c)
	200,000	7.88%, due 2/11/2035	191,857	(c)
	205,000	8.75%, due 3/11/2061	194,210	(c)
			2,135,274
Hungary 1.3%
		Hungary Government Bond
HUF	159,870,000	3.00%, due 10/27/2027	554,741
HUF	200,110,000	6.75%, due 10/22/2028	861,850
HUF	68,190,000	3.00%, due 8/21/2030	236,810
HUF	150,510,000	3.25%, due 10/22/2031	530,396	(b)
HUF	105,310,000	2.25%, due 4/20/2033	325,539
HUF	68,440,000	3.00%, due 10/27/2038	220,977
		Hungary Government International Bond
EUR	47,000	1.75%, due 6/5/2035	59,742	(c)
EUR	50,000	1.50%, due 11/17/2050	56,250	(c)
			2,846,305

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Indonesia 5.5%
		Indonesia Government International Bond
EUR	200,000	3.75%, due 6/14/2028	$282,044	(c)
EUR	128,000	1.40%, due 10/30/2031	154,650
EUR	300,000	1.10%, due 3/12/2033	348,528	(g)
	$240,000	5.25%, due 1/17/2042	300,466	(c)
	370,000	5.13%, due 1/15/2045	460,272	(c)
		Indonesia Treasury Bond
IDR	2,732,000,000	7.00%, due 5/15/2022	194,569
IDR	10,400,000,000	8.38%, due 3/15/2024	789,346
IDR	264,000,000	8.13%, due 5/15/2024	19,992
IDR	12,000,000,000	6.50%, due 6/15/2025	875,376
IDR	58,000,000,000	5.50%, due 4/15/2026	4,069,088	(b)
IDR	10,300,000,000	7.00%, due 5/15/2027	763,473
IDR	3,304,000,000	6.13%, due 5/15/2028	231,320
IDR	5,175,000,000	9.00%, due 3/15/2029	419,387
IDR	10,506,000,000	6.50%, due 2/15/2031	737,561
IDR	5,204,000,000	8.75%, due 5/15/2031	420,809
IDR	3,500,000,000	7.50%, due 8/15/2032	258,434
IDR	7,677,000,000	6.63%, due 5/15/2033	531,267
IDR	2,344,000,000	8.38%, due 3/15/2034	182,714
IDR	10,800,000,000	7.50%, due 6/15/2035	784,097	(b)
IDR	3,683,000,000	8.25%, due 5/15/2036	283,559
IDR	1,205,000,000	7.50%, due 5/15/2038	87,150
IDR	520,000,000	8.38%, due 4/15/2039	40,396
IDR	2,900,000,000	7.50%, due 4/15/2040	209,722
			12,444,220
Iraq 0.1%
	$203,125	Iraq International Bond, 5.80%, due 1/15/2028	194,009	(c)
Israel 0.1%
ILS	699,500	Israel Treasury Bills MOF, 0.00%, due 8/31/2021	216,374	(l)
Lebanon 0.1%
		Lebanon Government International Bond
	$469,000	6.60%, due 11/27/2026	56,280	(c)(i)
	121,000	6.85%, due 5/25/2029	14,530	(i)
	33,000	6.65%, due 2/26/2030	3,973	(c)(i)
	840,000	8.25%, due 5/17/2034	100,808	(i)
			175,591
Malaysia 3.2%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	1,004,227	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Malaysia Government Bond
MYR	400,000	4.05%, due 9/30/2021	$95,127
MYR	1,715,000	3.62%, due 11/30/2021	408,797
MYR	1,500,000	3.76%, due 4/20/2023	366,336
MYR	2,500,000	3.80%, due 8/17/2023	613,955
MYR	800,000	3.48%, due 6/14/2024	195,708
MYR	700,000	4.18%, due 7/15/2024	174,890
MYR	1,800,000	4.06%, due 9/30/2024	449,122
MYR	700,000	3.91%, due 7/15/2026	175,052
MYR	2,150,000	3.50%, due 5/31/2027	527,805
MYR	1,700,000	3.90%, due 11/16/2027	425,360
MYR	1,150,000	3.73%, due 6/15/2028	284,528
MYR	1,700,000	2.63%, due 4/15/2031	384,860
MYR	435,000	4.23%, due 6/30/2031	110,110
MYR	300,000	4.64%, due 11/7/2033	77,591
MYR	1,745,000	3.83%, due 7/5/2034	413,414
MYR	2,350,000	4.25%, due 5/31/2035	590,006
MYR	1,200,000	3.76%, due 5/22/2040	275,642
MYR	350,000	4.94%, due 9/30/2043	90,535
MYR	950,000	4.07%, due 6/15/2050	220,449
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	100,897
MYR	500,000	4.37%, due 10/31/2028	128,376
			7,112,787
Mexico 3.5%
		Mexican Bonos
MXN	24,350,000	Ser. M20, 10.00%, due 12/5/2024	1,361,839
MXN	17,170,800	Ser. M20, 7.50%, due 6/3/2027	897,449
MXN	24,690,000	Ser. M20, 8.50%, due 5/31/2029	1,365,226
MXN	3,740,000	Ser. M20, 8.50%, due 5/31/2029	206,802
MXN	31,590,000	Ser. M, 7.75%, due 5/29/2031	1,683,520
MXN	7,970,000	Ser. M30, 8.50%, due 11/18/2038	437,055
MXN	10,520,000	Ser. M, 7.75%, due 11/13/2042	537,070
MXN	3,247,100	Ser. M, 8.00%, due 11/7/2047	169,235
		Mexico Government International Bond
	$200,000	2.66%, due 5/24/2031	196,704
	200,000	3.77%, due 5/24/2061	186,000
	670,000	5.75%, due 10/12/2110	805,541	(g)
			7,846,441
Mongolia 0.4%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	213,529	(c)
		Mongolia Government International Bond
	200,000	8.75%, due 3/9/2024	228,395	(c)
	242,000	8.75%, due 3/9/2024	275,911	(c)
	200,000	3.50%, due 7/7/2027	193,713	(c)
			911,548
Nigeria 0.2%
	380,000	Nigeria Government International Bond, 9.25%, due 1/21/2049	436,316	(c)
North Macedonia 0.1%
EUR	100,000	North Macedonia Government International Bond, 1.63%, due 3/10/2028	118,410	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Oman 0.4%
		Oman Government International Bond
	$415,000	6.75%, due 1/17/2048	$419,109	(c)
	200,000	6.75%, due 1/17/2048	201,980	(c)
	200,000	7.00%, due 1/25/2051	206,172	(c)
			827,261
Panama 0.1%
		Panama Government International Bond
	200,000	3.16%, due 1/23/2030	210,630	(g)
	100,000	6.70%, due 1/26/2036	136,501
			347,131
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	201,100	(c)
Paraguay 0.3%
		Paraguay Government International Bond
	200,000	4.95%, due 4/28/2031	229,000	(c)(g)
	430,000	6.10%, due 8/11/2044	536,210	(c)
			765,210
Peru 1.6%
		Peru Government Bond
PEN	258,000	5.94%, due 2/12/2029	64,827
PEN	1,897,000	6.15%, due 8/12/2032	452,506
PEN	1,660,000	5.40%, due 8/12/2034	347,160
PEN	207,000	5.35%, due 8/12/2040	39,951
		Peruvian Government International Bond
PEN	329,000	5.20%, due 9/12/2023	86,493	(c)
EUR	100,000	3.75%, due 3/1/2030	142,936
	$500,000	2.84%, due 6/20/2030	509,025
PEN	2,623,000	6.95%, due 8/12/2031	674,152	(c)
PEN	806,000	6.95%, due 8/12/2031	207,155	(c)
EUR	284,000	1.25%, due 3/11/2033	329,098
	$200,000	8.75%, due 11/21/2033	309,388
PEN	699,000	5.40%, due 8/12/2034	146,184	(c)
PEN	764,000	6.90%, due 8/12/2037	179,341	(c)
			3,488,216
Philippines 0.2%
		Philippine Government International Bond
PHP	12,000,000	3.90%, due 11/26/2022	241,601
EUR	126,000	1.75%, due 4/28/2041	148,192
			389,793
Poland 1.9%
		Poland Government Bond
PLN	2,220,000	2.50%, due 4/25/2024	607,231
PLN	2,689,000	3.25%, due 7/25/2025	763,297
PLN	128,000	2.50%, due 7/25/2026	35,563
PLN	4,530,000	0.25%, due 10/25/2026	1,124,047
PLN	661,000	2.50%, due 7/25/2027	184,611
PLN	222,000	5.75%, due 4/25/2029	75,951
PLN	2,021,000	2.75%, due 10/25/2029	578,156
PLN	3,724,000	1.25%, due 10/25/2030	940,334	(b)
			4,309,190

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Qatar 0.4%
		Qatar Government International Bond
	$213,000	5.10%, due 4/23/2048	$285,420	(c)
	546,000	4.82%, due 3/14/2049	710,302	(c)
			995,722
Romania 1.9%
		Romania Government Bond
RON	510,000	5.85%, due 4/26/2023	129,979
RON	10,000	4.25%, due 6/28/2023	2,490
RON	875,000	4.40%, due 9/25/2023	219,184
RON	1,720,000	4.00%, due 10/25/2023	427,524
RON	1,675,000	3.65%, due 7/28/2025	415,044
RON	560,000	4.85%, due 4/22/2026	145,558
RON	810,000	3.25%, due 6/24/2026	196,894
RON	1,920,000	4.15%, due 1/26/2028	484,128
RON	895,000	4.15%, due 10/24/2030	224,570
RON	965,000	3.65%, due 9/24/2031	230,479
RON	250,000	4.75%, due 10/11/2034	63,801
		Romanian Government International Bond
EUR	104,000	2.00%, due 4/14/2033	121,838	(c)
EUR	594,000	3.88%, due 10/29/2035	819,217	(c)(g)
EUR	62,000	2.88%, due 4/13/2042	72,640	(c)
EUR	79,000	4.63%, due 4/3/2049	116,508	(c)
EUR	442,000	3.38%, due 1/28/2050	549,138	(c)
			4,218,992
Russia 5.4%
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	575,100,000	4.50%, due 7/16/2025	7,292,868	(b)
RUB	107,927,000	6.90%, due 5/23/2029	1,491,217	(b)
RUB	116,283,000	7.25%, due 5/10/2034	1,639,087	(b)
RUB	10,839,000	7.70%, due 3/16/2039	159,761
RUB	84,563,773	Russian Federal Inflation Linked Bond, 2.50%, due 7/17/2030	1,135,899	(m)
		Russian Foreign Bond - Eurobond
	$400,000	4.38%, due 3/21/2029	453,396	(c)(g)
	9,460	7.50%, due 3/31/2030	10,867	(c)
			12,183,095
Saudi Arabia 0.2%
	440,000	Saudi Government International Bond, 3.75%, due 1/21/2055	467,412	(c)
Senegal 0.2%
		Senegal Government International Bond
EUR	250,000	4.75%, due 3/13/2028	309,972	(c)
EUR	100,000	5.38%, due 6/8/2037	118,575	(c)
			428,547
Serbia 0.4%
		Serbia International Bond
EUR	295,000	1.50%, due 6/26/2029	353,557	(c)
	$200,000	2.13%, due 12/1/2030	190,362	(c)
EUR	100,000	1.65%, due 3/3/2033	116,647	(c)
RSD	30,190,000	Serbia Treasury Bond, 4.50%, due 1/11/2026	332,800
			993,366

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

South Africa 4.8%
		Republic of South Africa Government Bond
ZAR	2,389,307	10.50%, due 12/21/2026	$185,345
ZAR	25,486,222	8.00%, due 1/31/2030	1,654,476	(b)
ZAR	19,656,344	8.25%, due 3/31/2032	1,223,847
ZAR	39,321,918	8.88%, due 2/28/2035	2,434,974	(b)(g)
ZAR	41,607,271	8.50%, due 1/31/2037	2,425,690	(b)
ZAR	2,146,507	9.00%, due 1/31/2040	128,279
ZAR	17,481,844	8.75%, due 1/31/2044	1,005,706
ZAR	15,386,244	8.75%, due 2/28/2048	881,283
		Republic of South Africa Government International Bond
	$200,000	5.88%, due 6/22/2030	227,000
	273,000	5.65%, due 9/27/2047	276,729
	400,000	5.75%, due 9/30/2049	405,480
			10,848,809
Sri Lanka 0.5%
		Sri Lanka Government International Bond
	200,000	6.85%, due 11/3/2025	127,280	(c)
	644,000	6.75%, due 4/18/2028	393,845	(c)
	203,000	7.85%, due 3/14/2029	124,277	(c)
	790,000	7.55%, due 3/28/2030	483,203	(c)
			1,128,605
Thailand 3.9%
		Thailand Government Bond
THB	12,000,000	3.63%, due 6/16/2023	386,210
THB	15,000,000	2.40%, due 12/17/2023	476,277
THB	8,000,000	0.75%, due 6/17/2024	244,562
THB	18,500,000	1.45%, due 12/17/2024	578,315
THB	16,500,000	0.95%, due 6/17/2025	507,137
THB	2,457,000	3.85%, due 12/12/2025	84,648
THB	26,500,000	2.13%, due 12/17/2026	859,278
THB	231,000	2.88%, due 12/17/2028	7,856
THB	12,400,000	4.88%, due 6/22/2029	474,521
THB	11,200,000	1.60%, due 12/17/2029	346,645
THB	19,500,000	3.65%, due 6/20/2031	707,643
THB	34,100,000	2.00%, due 12/17/2031	1,079,831
THB	2,000,000	3.78%, due 6/25/2032	73,369
THB	5,000,000	1.60%, due 6/17/2035	143,978
THB	24,884,000	1.59%, due 12/17/2035	726,356
THB	11,350,000	3.40%, due 6/17/2036	406,280
THB	35,116,000	3.30%, due 6/17/2038	1,242,651
THB	10,500,000	2.00%, due 6/17/2042	304,729
THB	1,248,000	2.88%, due 6/17/2046	41,125
			8,691,411
Tunisia 0.1%
EUR	204,000	Banque Centrale de Tunisie International Bond, 6.38%, due 7/15/2026	204,621	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Turkey 1.5%
		Turkey Government Bond
TRY	11,443,000	12.60%, due 10/1/2025	$1,169,275
TRY	4,456,654	10.60%, due 2/11/2026	421,018
TRY	8,690	10.50%, due 8/11/2027	779
		Turkey Government International Bond
	$800,000	6.38%, due 10/14/2025	839,616	(g)
	263,000	5.95%, due 1/15/2031	259,491
	241,000	6.00%, due 1/14/2041	219,905
		Turkiye Ihracat Kredi Bankasi AS
	200,000	8.25%, due 1/24/2024	217,500	(d)
	200,000	6.13%, due 5/3/2024	207,824	(d)
			3,335,408
Uganda 0.2%
UGX	1,863,700,000	Uganda Government Bond, 14.25%, due 6/22/2034	517,745
Ukraine 1.3%
		Ukraine Government International Bond
	$557,000	9.75%, due 11/1/2028	661,781	(c)
	700,000	6.88%, due 5/21/2029	721,610	(c)(g)
	400,000	7.38%, due 9/25/2032	415,988	(c)
	200,000	7.25%, due 3/15/2033	206,246	(c)
	286,000	1.26%, due 5/31/2040	332,674	(d)
	490,000	1.26%, due 5/31/2040	569,966	(c)
	51,667	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	53,173	(b)(d)
			2,961,438
United Arab Emirates 0.1%
	200,000	Abu Dhabi Government International Bond, 2.70%, due 9/2/2070	183,141	(c)
Uruguay 0.4%
		Uruguay Government International Bond
UYU	21,490,000	9.88%, due 6/20/2022	503,238	(c)
UYU	2,849,830	4.38%, due 12/15/2028	77,485
	$200,000	5.10%, due 6/18/2050	261,972
			842,695
Uzbekistan 0.1%
	203,000	Republic of Uzbekistan Bond, 3.70%, due 11/25/2030	200,273	(c)
Venezuela 0.0%(n)
	916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	94,369	(c)(i)
Zambia 0.2%
ZMW	12,595,000	Zambia Government Bond, 13.00%, due 1/25/2031	282,096
	$210,000	Zambia Government International Bond, 8.97%, due 7/30/2027	135,582	(c)
			417,678

	Total Foreign Government Securities (Cost $145,846,786)		146,801,090

NUMBER OF SHARES

Short-Term Investments 3.3%
Investment Companies 3.3%
7,149,425	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(o)	7,149,425	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
227,358	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(o)	$227,358	(p)

Total Short-Term Investments (Cost $7,376,783)		7,376,783

Total Investments 97.9% (Cost $218,622,525)		219,518,597
Other Assets Less Liabilities 2.1%		4,693,629	(q)
Net Assets 100.0%		$224,212,226

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of $91,601,133.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2021 amounted to $70,620,927, which represents 31.5% of net assets of the Fund.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $21,314,896, which represents 9.5% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to approximately $219,582 for the Fund.
(i)	Defaulted security.
(j)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.
(k)	Payment-in-kind (PIK) security.
(l)	Rate shown was the discount rate at the date of purchase.
(m)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(n)	Represents less than 0.05% of net assets of the Fund.
(o)	Represents 7-day effective yield as of July 31, 2021.
(p)	Represents investment of cash collateral received from securities lending.
(q)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$145,749,683	65.0%
Oil & Gas	14,668,236	6.5%
Banks	9,859,061	4.4%
Mining	4,470,279	2.0%
Electric	4,069,248	1.8%
Telecommunications	3,221,175	1.5%
Real Estate	2,945,736	1.3%
Pipelines	2,912,035	1.3%
Iron - Steel	2,487,333	1.1%
Chemicals	2,451,338	1.1%
Diversified Financial Services	2,292,234	1.0%
Lodging	1,819,012	0.8%
Engineering & Construction	1,676,951	0.8%
Commercial Services	1,529,821	0.7%
Internet	1,236,570	0.6%
Insurance	995,204	0.4%
Pharmaceuticals	967,060	0.4%
Transportation	947,820	0.4%
Multi-National	858,074	0.4%
Energy - Alternate Sources	709,737	0.3%
Investment Companies	655,487	0.3%
Building Materials	636,602	0.3%
Agriculture	480,187	0.2%
Food	476,904	0.2%
Packaging & Containers	445,390	0.2%
Media	428,513	0.2%
Gas	324,076	0.2%
Aerospace & Defense	282,002	0.1%
Airlines	279,916	0.1%
Cosmetics - Personal Care	274,342	0.1%
Holding Companies - Diversified	267,002	0.1%
Beverages	260,299	0.1%
Forest Products & Paper	241,222	0.1%
Computers	227,706	0.1%
Housewares	222,750	0.1%
Retail	203,809	0.1%
Oil & Gas Services	202,293	0.1%
Trucking & Leasing	199,630	0.1%
Healthcare-Services	167,077	0.1%
Short-Term Investments and Other Assets-Net	12,070,412	5.4%
	$224,212,226	100.0%

*	Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	2	U.S. Treasury Long Bond	$329,438	$17,233
9/2021	8	U.S. Treasury Note, 2 Year	1,765,250	(125)
9/2021	34	U.S. Treasury Note, 5 Year	4,231,141	24,398
9/2021	32	U.S. Treasury Note, 10 Year	4,302,500	81,456
9/2021	2	U.S. Treasury Ultra Bond	399,063	30,330
Total Long Positions			$11,027,392	$153,292

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	7	Euro-Bobl	$(1,123,995)	$(11,459)
9/2021	38	Euro-Bund	(7,959,331)	(227,814)
9/2021	7	Euro-Buxl Bond, 30 Year	(1,785,638)	(127,379)
9/2021	15	Korea Bond, 10 year	(1,672,463)	(31,383)
9/2021	18	U.S. Treasury Long Bond	(2,964,938)	(162,592)
9/2021	9	U.S. Treasury Note, 5 Year	(1,120,008)	(5,071)
9/2021	36	U.S. Treasury Note, 10 Year	(4,840,313)	(91,564)
9/2021	1	U.S. Treasury Ultra Bond	(199,531)	(16,064)
12/2023	21	Euro, 90 day	(5,202,488)	(6,300)
Total Short Positions			$(26,868,705)	$(679,626)
Total Futures				$(526,334)

At July 31, 2021, the Fund had $1,036,445 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
3,268,870	BRL	619,657	USD	CITI	9/2/2021	$5,429
5,903,984	BRL	1,120,301	USD	SSB	9/27/2021	5,069
393,036	BRL	74,301	USD	CITI	11/3/2021	218
911,350	USD	4,667,570	BRL	CITI	8/3/2021	15,162
851,128	USD	4,274,534	BRL	GSI	8/3/2021	30,404
834,532	USD	4,124,587	BRL	BNP	9/2/2021	45,812
387,289	USD	1,929,264	BRL	CITI	9/2/2021	18,367
345,820	USD	1,777,862	BRL	SSB	11/3/2021	8,740
419,452	USD	311,954,986	CLP	CITI	9/15/2021	8,897
1,032,464	USD	765,830,267	CLP	HSBC	9/15/2021	24,577
311,176	USD	234,206,774	CLP	SSB	9/15/2021	2,944
1,043,743	USD	790,896,521	CLP	MS	9/27/2021	3,172
13,621,363	CNH	2,089,775	USD	JPM	9/27/2021	7,625
10,761,372	CNH	1,654,631	USD	MS	10/8/2021	833
84,217	CNH	12,941	USD	MS	10/8/2021	15
1,148,897	USD	7,440,484	CNH	JPM	9/2/2021	680
337,486	USD	2,192,129	CNY	SSB	10/8/2021	247
812,306	USD	2,928,003,974	COP	JPM	9/15/2021	59,009
341,841	USD	1,317,795,873	COP	JPM	9/15/2021	2,807
386,434	USD	1,454,537,514	COP	SSB	9/15/2021	12,221
13,218,563	CZK	516,381	EUR	GSI	9/15/2021	1,424
12,624,534	CZK	489,271	EUR	MS	9/15/2021	5,995

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

393,891	EUR	10,014,413	CZK	MS	9/15/2021	2,102
199,091	EUR	5,079,351	CZK	MS	9/15/2021	244
70,312	EUR	1,793,432	CZK	MS	9/15/2021	106
588,372	EUR	696,053	USD	JPM	8/4/2021	1,916
294,251	EUR	348,553	USD	JPM	8/4/2021	509
2,848,753	EUR	3,363,737	USD	SCB	9/3/2021	17,617
456,620	EUR	160,128,751	HUF	GSI	9/15/2021	13,046
458,513	EUR	160,128,923	HUF	HSBC	9/15/2021	15,294
3,194	EUR	1,109,579	HUF	MS	9/15/2021	126
322,010	EUR	1,456,908	PLN	GSI	9/30/2021	4,179
3,214,015	USD	2,668,317	EUR	SCB	8/4/2021	48,664
3,551,894	USD	2,987,810	EUR	SCB	10/5/2021	3,175
77,183	USD	64,839	EUR	SSB	10/5/2021	172
1,972,448,015	IDR	135,260	USD	BCB	8/19/2021	1,174
10,043,101,755	IDR	689,769	USD	HSBC	8/19/2021	4,914
2,344,883,229	IDR	160,280	USD	HSBC	8/19/2021	1,916
1,739,039,532	IDR	118,968	USD	HSBC	8/19/2021	1,322
17,146,878,555	IDR	1,170,835	USD	SCB	10/26/2021	5,211
598,231	USD	8,629,479,543	IDR	HSBC	8/19/2021	1,328
597,361	USD	8,629,479,544	IDR	HSBC	8/19/2021	459
7,499,625	ILS	2,293,900	USD	CITI	9/10/2021	26,723
7,062,651	ILS	2,184,650	USD	MS	9/10/2021	760
652,149	ILS	201,019	USD	SCB	9/10/2021	777
83,392,556	INR	1,108,428	USD	SSB	9/27/2021	5,897
976,735	USD	1,118,888,679	KRW	JPM	8/6/2021	5,049
1,032,877	USD	1,180,839,934	KRW	GSI	9/27/2021	9,630
89,183,353	KZT	204,549	USD	SCB	9/24/2021	2,781
200,887,463	KZT	461,651	USD	GSI	9/24/2021	5,364
200,349,050	KZT	462,860	USD	GSI	9/24/2021	2,903
11,091,005	MXN	548,372	USD	CITI	9/15/2021	5,586
4,848,207	MXN	241,727	USD	CITI	9/15/2021	424
3,477,968	MXN	172,572	USD	GSI	9/15/2021	1,140
2,309,583	MXN	113,488	USD	HSBC	9/15/2021	1,868
2,248,763	MXN	111,888	USD	HSBC	9/15/2021	431
66,778,454	MXN	3,313,626	USD	SSB	9/15/2021	21,732
3,019,664	MXN	148,876	USD	SSB	9/15/2021	1,946
5,289,541	MXN	263,949	USD	SSB	9/15/2021	246
21,779,890	MXN	1,064,052	USD	CITI	9/27/2021	21,967
22,672,369	MXN	1,113,557	USD	CITI	9/27/2021	16,964
434,424	USD	1,799,385	MYR	JPM	9/3/2021	10,291
419,223	USD	1,655,513	PEN	JPM	8/6/2021	11,631
52,811,005	PHP	1,040,467	USD	SCB	8/23/2021	15,674
75,444	USD	3,720,394	PHP	MS	9/10/2021	1,130
1,112,467	RON	223,004	EUR	CITI	10/6/2021	2,867
3,562,693	RON	715,113	EUR	GSI	10/6/2021	8,066
667,565	RON	134,772	EUR	GSI	10/6/2021	589
2,072,906	RON	416,344	EUR	JPM	10/6/2021	4,378
990,812	RON	198,658	EUR	JPM	10/6/2021	2,505
787,139	RON	158,472	EUR	JPM	10/6/2021	1,217
2,943,844	RON	580,869	EUR	HSBC	6/30/2022	3,292
987,697	RON	195,085	EUR	HSBC	6/30/2022	870
606,135	RON	119,665	EUR	HSBC	6/30/2022	601
549,177	RON	108,410	EUR	HSBC	6/30/2022	557
42,027,939	RUB	567,598	USD	MS	9/15/2021	3,599
139,409	USD	10,251,273	RUB	SCB	9/15/2021	85
1,595,335	SGD	1,170,441	USD	GSI	8/26/2021	6,936
112,363	USD	152,112	SGD	JPM	8/19/2021	102
578,470	USD	18,716,097	THB	MS	8/9/2021	9,051
1,157,638	USD	37,825,837	THB	MS	8/16/2021	6,872
1,161,715	USD	38,022,947	THB	HSBC	8/19/2021	4,972
400,327	USD	13,142,179	THB	CITI	9/29/2021	588
5,437,258	TRY	610,201	USD	BCB	9/22/2021	18,716
2,618,922	TRY	285,567	USD	BCB	9/22/2021	17,359
13,992,058	UAH	496,524	USD	CITI	12/9/2021	9,794
12,484,849	UAH	437,604	USD	GSI	12/16/2021	13,373
3,823,035	UAH	133,253	USD	MS	12/16/2021	4,842
11,287,967,212	VND	488,974	USD	CITI	8/24/2021	2,483
1,467,573	USD	21,276,022	ZAR	GSI	10/1/2021	26,195
9,657,707	ZAR	653,360	USD	CITI	10/1/2021	917
Total unrealized appreciation						$704,861

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

393,036	BRL	76,741	USD	CITI	8/3/2021	(1,277)
4,667,570	BRL	947,851	USD	CITI	8/3/2021	(51,663)
4,274,534	BRL	834,609	USD	GSI	8/3/2021	(13,885)
834,017	BRL	162,702	USD	HSBC	9/2/2021	(3,218)
1,473,286	BRL	294,557	USD	JPM	9/2/2021	(12,830)
2,552,481	BRL	507,062	USD	JPM	9/2/2021	(18,967)
75,212	USD	393,036	BRL	CITI	8/3/2021	(252)
88,266,016	CLP	116,170	USD	GSI	9/15/2021	(5)
107,342,022	CLP	146,693	USD	GSI	9/15/2021	(5,424)
1,889,231,774	CLP	2,631,600	USD	GSI	9/15/2021	(145,237)
358,783,146	CLP	501,269	USD	HSBC	9/15/2021	(29,085)
790,896,521	CLP	1,074,164	USD	CITI	9/27/2021	(33,593)
1,697,118,520	CLP	2,249,329	USD	SSB	9/27/2021	(16,455)
2,090,769	USD	13,621,363	CNH	JPM	9/27/2021	(6,630)
124,216	USD	807,476	CNH	HSBC	10/8/2021	(1)
336,275	USD	2,196,290	CNH	MS	10/8/2021	(1,589)
306,176	USD	1,996,040	CNY	SSB	10/8/2021	(896)
1,564,635	USD	10,186,589	CNY	SSB	10/8/2021	(2,479)
836,904,074	COP	221,659	USD	GSI	9/15/2021	(6,346)
858,587,673	COP	229,680	USD	GSI	9/15/2021	(8,789)
740,285,499	COP	197,094	USD	JPM	9/15/2021	(6,639)
6,825,648	CZK	268,100	EUR	GSI	9/15/2021	(995)
3,791,529	CZK	148,723	EUR	MS	9/15/2021	(313)
24,911,531	CZK	976,411	EUR	MS	9/15/2021	(1,171)
88,031	EUR	2,250,008	CZK	MS	9/15/2021	(82)
1,342,224	EUR	1,593,808	USD	JPM	8/4/2021	(1,565)
5,203,956	EUR	6,199,243	USD	JPM	8/4/2021	(25,934)
383,313	EUR	456,555	USD	BCB	9/3/2021	(1,578)
336,730	EUR	400,243	USD	JPM	9/3/2021	(558)
867,247	EUR	1,033,040	USD	JPM	9/3/2021	(3,653)
875,010	EUR	1,048,633	USD	SSB	9/27/2021	(9,524)
821,798	EUR	986,021	USD	MS	10/6/2021	(9,926)
942,360	EUR	4,337,702	PLN	CITI	9/30/2021	(7,001)
1,064,472	EUR	4,902,114	PLN	GSI	9/30/2021	(8,512)
195,682	EUR	966,659	RON	HSBC	10/6/2021	(227)
231,305	USD	195,480	EUR	BNP	8/4/2021	(587)
231,833	USD	196,073	EUR	HSBC	8/4/2021	(763)
345,978	USD	291,960	EUR	JPM	8/4/2021	(366)
232,341	USD	196,553	EUR	JPM	8/4/2021	(824)
465,924	USD	394,335	EUR	JPM	8/4/2021	(1,865)
361,305	USD	305,274	EUR	MS	8/4/2021	(834)
1,055,940	USD	892,444	EUR	SCB	8/4/2021	(2,742)
3,361,756	USD	2,848,753	EUR	SCB	8/4/2021	(17,640)
2,363,389	USD	2,009,116	EUR	SCB	8/4/2021	(19,969)
116,311	USD	98,815	EUR	SSB	8/4/2021	(910)
467,610	USD	396,198	EUR	JPM	8/26/2021	(2,589)
584,623	USD	495,299	EUR	SCB	8/26/2021	(3,186)
231,593	USD	196,498	EUR	SCB	9/3/2021	(1,642)
485,163	USD	410,948	EUR	SSB	10/5/2021	(2,934)
174,978,967	HUF	489,519	EUR	CITI	9/15/2021	(3,040)
58,253,297	HUF	165,532	EUR	CITI	9/15/2021	(4,056)
159,527,963	HUF	447,556	EUR	CITI	9/15/2021	(4,271)
345,612,208	HUF	976,292	EUR	GSI	9/15/2021	(17,178)
401,415,312	HUF	1,148,410	EUR	GSI	9/15/2021	(37,148)
162,507,263	HUF	456,679	EUR	HSBC	9/15/2021	(5,258)
42,801,621	HUF	121,551	EUR	SSB	9/15/2021	(2,892)
1,854,268,392	IDR	128,831	USD	SCB	8/19/2021	(571)
168,248	USD	2,438,927,825	IDR	SCB	8/19/2021	(453)
175,324	USD	2,563,761,513	IDR	SCB	8/19/2021	(2,012)
141,313	USD	2,044,939,831	IDR	HSBC	8/19/2021	(136)
339,479	USD	4,950,380,552	IDR	HSBC	8/19/2021	(2,940)
1,059,670	USD	3,429,091	ILS	CITI	9/10/2021	(1,400)
411,816	USD	1,337,647	ILS	GSI	9/10/2021	(2,095)
2,297,997	USD	7,504,802	ILS	GSI	9/10/2021	(24,228)
80,433,228	INR	1,087,003	USD	CITI	9/16/2021	(10,852)
1,118,888,679	KRW	985,582	USD	GSI	8/6/2021	(13,896)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

1,137,847,726	KRW	988,797	USD	JPM	8/17/2021	(2,181)
751,874,397	KRW	655,268	USD	JPM	8/17/2021	(3,326)
1,118,888,679	KRW	976,309	USD	JPM	9/3/2021	(6,407)
1,271,580,683	KRW	1,107,803	USD	SCB	9/27/2021	(5,925)
1,180,839,934	KRW	1,041,489	USD	SSB	9/27/2021	(18,242)
4,519,326	MXN	225,818	USD	GSI	9/15/2021	(92)
11,511,280	MXN	575,231	USD	GSI	9/15/2021	(281)
5,837,102	MXN	291,559	USD	HSBC	9/15/2021	(15)
257,283	USD	5,191,478	MXN	CITI	9/15/2021	(2,014)
103,499	USD	2,100,456	MXN	GSI	9/15/2021	(1,412)
585,081	USD	11,811,388	MXN	GSI	9/15/2021	(4,858)
409,419	USD	8,531,619	MXN	GSI	9/15/2021	(16,707)
139,928	USD	2,814,074	MXN	SSB	9/15/2021	(625)
1,076,631	USD	21,779,890	MXN	MS	9/27/2021	(9,388)
419,346	MYR	101,573	USD	SCB	8/4/2021	(2,260)
423,946	MYR	102,360	USD	JPM	8/4/2021	(1,957)
575,389	MYR	138,675	USD	JPM	8/4/2021	(2,405)
3,517,815	MYR	853,528	USD	JPM	8/4/2021	(20,405)
4,936,496	MYR	1,164,572	USD	SCB	9/3/2021	(990)
477,712	MYR	114,573	USD	JPM	9/3/2021	(1,971)
707,621	MYR	170,175	USD	JPM	9/3/2021	(3,381)
925,940	MYR	222,139	USD	JPM	9/3/2021	(3,885)
3,110,211	MYR	750,769	USD	JPM	9/3/2021	(17,661)
1,477,183	MYR	351,220	USD	JPM	10/14/2021	(3,470)
1,166,126	USD	4,936,496	MYR	SCB	8/4/2021	(2,983)
5,403,642	PEN	1,368,761	USD	GSI	8/6/2021	(38,367)
7,266,197	PLN	1,607,004	EUR	GSI	9/15/2021	(21,545)
11,731,540	PLN	2,591,438	EUR	GSI	9/15/2021	(31,070)
1,368,338	PLN	303,069	EUR	BNP	9/30/2021	(4,679)
4,869,457	PLN	1,065,577	EUR	GSI	9/30/2021	(1,279)
5,880,156	PLN	1,315,265	EUR	GSI	9/30/2021	(35,414)
261,920	USD	19,337,319	RUB	SCB	9/15/2021	(891)
2,651,200	USD	198,441,518	RUB	GSI	9/15/2021	(45,798)
1,574,442	SGD	1,163,048	USD	HSBC	8/19/2021	(1,082)
789,379	SGD	583,307	USD	HSBC	8/23/2021	(734)
38,155,054	THB	1,197,198	USD	BCB	9/29/2021	(36,653)
3,560,066	THB	110,654	USD	GSI	9/29/2021	(2,369)
6,854,601	THB	213,926	USD	GSI	9/29/2021	(5,432)
284,594	USD	2,575,549	TRY	SCB	9/22/2021	(13,314)
651,025	USD	18,232,806	TWD	SCB	8/16/2021	(1,717)
487,508	USD	13,664,854	TWD	GSI	8/23/2021	(1,768)
557,362	USD	8,328,939	ZAR	MS	10/1/2021	(6,896)
4,845,200	ZAR	330,113	USD	HSBC	10/1/2021	(1,867)
8,522,540	ZAR	582,039	USD	MS	10/1/2021	(4,666)
8,409,037	ZAR	579,341	USD	MS	10/1/2021	(9,657)
Total unrealized depreciation						$(1,023,615)
Total net unrealized depreciation						$(318,754)

Interest rate swap contracts ("interest rate swaps")

At July 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	4,382,362	Pay	1D CETIP	2.89%		T/T	1/3/2022	$(11,297)	$4,089	$(7,208)
CME	BRL	5,804,000	Pay	1D CETIP	2.99%		T/T	1/3/2022	(14,522)	6,956	(7,566)
CME	BRL	8,248,167	Pay	1D CETIP	5.89%		T/T	1/3/2022	(2,550)	82,147	79,597
CME	BRL	3,601,775	Pay	1D CETIP	6.07%		T/T	1/3/2022	(599)	38,165	37,566
CME	BRL	6,166,500	Pay	1D CETIP	5.36%		T/T	1/2/2023	(34,975)	48,273	13,298
CME	BRL	1,114,953	Pay	1D CETIP	5.66%		T/T	1/2/2023	(6,218)	9,757	3,539
CME	BRL	2,048,651	Pay	1D CETIP	6.23%		T/T	1/2/2023	(8,240)	19,170	10,930
CME	BRL	15,892,653	Receive	1D CETIP	6.23%		T/T	1/2/2023	(60,854)	91,160	30,306
CME	BRL	1,792,047	Pay	1D CETIP	6.61%		T/T	1/2/2023	(5,443)	18,647	13,204
CME	BRL	2,429,009	Pay	1D CETIP	6.77%		T/T	1/2/2023	(6,358)	26,219	19,861

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

CME	BRL	588,077	Pay	1D CETIP	9.26%		T/T	1/2/2023	2,885	19,373	22,258
CME	BRL	9,749,551	Receive	1D CETIP	6.97%		T/T	1/2/2023	(19,244)	31,731	12,487
CME	BRL	6,050,785	Pay	1D CETIP	4.84%		T/T	1/2/2024	(89,159)	23,505	(65,654)
CME	BRL	2,841,304	Pay	1D CETIP	4.99%		T/T	1/2/2024	(39,532)	6,427	(33,105)
CME	BRL	1,540,849	Pay	1D CETIP	5.72%		T/T	1/2/2024	(17,011)	6,237	(10,774)
CME	BRL	3,300,564	Pay	1D CETIP	5.76%		T/T	1/2/2024	(36,768)	25,633	(11,135)
CME	BRL	2,433,475	Pay	1D CETIP	5.97%		T/T	1/2/2024	(24,223)	9,836	(14,387)
CME	BRL	1,838,229	Pay	1D CETIP	6.50%		T/T	1/2/2024	(14,752)	18,429	3,677
CME	BRL	4,964,102	Pay	1D CETIP	7.45%		T/T	1/2/2024	(18,087)	5,480	(12,607)
CME	BRL	3,843,874	Pay	1D CETIP	5.65%		T/T	1/2/2025	(68,023)	26,734	(41,289)
CME	BRL	1,325,330	Pay	1D CETIP	6.46%		T/T	1/2/2025	(17,321)	12,483	(4,838)
CME	BRL	1,240,652	Pay	1D CETIP	6.82%		T/T	1/2/2025	(13,491)	12,796	(695)
CME	BRL	7,302,260	Pay	1D CETIP	7.73%		T/T	1/2/2025	(36,499)	14,948	(21,551)
CME	BRL	947,033	Pay	1D CETIP	6.23%		T/T	1/4/2027	(23,423)	7,166	(16,257)
CME	CLP	759,956,356	Receive	1D CLICP	1.96%		6M/6M	12/12/2021	(2,393)	(1,846)	(4,239)
CME	CLP	538,832,146	Pay	1D CLICP	1.36%		6M/6M	6/17/2025	(46,162)	696	(45,466)
CME	CLP	545,795,071	Pay	1D CLICP	1.16%		6M/6M	6/23/2025	(52,490)	255	(52,235)
CME	CLP	756,242,798	Pay	1D CLICP	2.26%		6M/6M	3/16/2026	(42,534)	5,014	(37,520)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%		6M/6M	6/5/2030	32,139	(449)	31,690
CME	CLP	163,946,219	Pay	1D CLICP	2.15%		6M/6M	8/24/2030	(33,598)	1,734	(31,864)
CME	COP	1,742,073,468	Receive	1D IBRCOL	5.81%		3M/3M	4/3/2029	(11,109)	(2,653)	(13,762)
CME	COP	1,300,000,000	Receive	1D IBRCOL	5.92%		3M/3M	5/15/2029	(10,297)	(2,569)	(12,866)
CME	COP	550,826,000	Receive	1D IBRCOL	5.47%		3M/3M	3/11/2030	791	(732)	59
CME	COP	1,075,067,725	Receive	1D IBRCOL	4.98%		3M/3M	4/23/2030	11,438	(226)	11,212
LCH	CZK	18,349,319	Receive	6M PRIBOR	1.32%		6M/1Y	2/10/2026	20,362	(3,670)	16,692
LCH	CZK	22,824,416	Receive	6M PRIBOR	1.81%		6M/1Y	5/13/2026	1,369	(3,138)	(1,769)
LCH	CZK	20,843,107	Pay	6M PRIBOR	1.38%	11/13/2025	1Y/6M	11/13/2030	(9,690)	—	(9,690)
LCH	CZK	11,979,610	Pay	6M PRIBOR	1.88%		1Y/6M	5/13/2031	8,333	1,734	10,067
LCH	HUF	417,000,000	Pay	6M BUBOR	3.04%	7/6/2026	1Y/6M	7/6/2031	9,147	—	9,147
LCH	KRW	580,000,000	Receive	3M KORIBOR	1.40%		3M/3M	2/5/2031	7,155	(801)	6,354
LCH	KRW	588,000,000	Receive	3M KORIBOR	1.50%		3M/3M	2/19/2031	2,637	(843)	1,794
CME	MXN	3,500,000	Pay	28D TIIE	7.71%		28D/28D	1/21/2022	2,236	357	2,593
CME	MXN	12,211,377	Pay	28D TIIE	6.75%		28D/28D	6/23/2022	7,350	382	7,732
CME	MXN	7,261,528	Pay	28D TIIE	5.55%		28D/28D	4/13/2023	(1,392)	249	(1,143)
CME	MXN	50,671,017	Pay	28D TIIE	5.01%	11/23/2022	28D/28D	11/22/2023	(33,201)	—	(33,201)
CME	MXN	79,767,371	Pay	28D TIIE	5.15%	2/23/2023	28D/28D	2/22/2024	(49,543)	—	(49,543)
CME	MXN	44,780,934	Pay	28D TIIE	5.47%	6/21/2023	28D/28D	6/19/2024	(22,951)	—	(22,951)
CME	MXN	5,068,693	Pay	28D TIIE	6.45%		28D/28D	4/1/2025	1,775	68	1,843
CME	MXN	10,964,660	Pay	28D TIIE	5.83%		28D/28D	4/6/2026	(12,775)	536	(12,239)
CME	MXN	1,800,000	Pay	28D TIIE	7.72%		28D/28D	12/3/2026	5,296	81	5,377
CME	MXN	3,300,000	Pay	28D TIIE	8.16%		28D/28D	12/28/2026	13,121	217	13,338
CME	MXN	6,685,611	Pay	28D TIIE	7.51%		28D/28D	4/20/2027	16,678	335	17,013
CME	MXN	7,645,431	Receive	28D TIIE	6.92%		28D/28D	8/31/2029	(4,991)	(409)	(5,400)
CME	MXN	10,567,193	Receive	28D TIIE	6.82%		28D/28D	9/10/2029	(3,328)	(170)	(3,498)
CME	MXN	5,044,499	Pay	28D TIIE	6.69%		28D/28D	5/27/2031	(3,114)	396	(2,718)
LCH	PLN	3,586,397	Pay	6M WIBOR	1.75%		1Y/6M	2/26/2030	9,342	5,968	15,310
LCH	PLN	860,528	Pay	6M WIBOR	1.91%		1Y/6M	5/18/2031	4,484	764	5,248
LCH	PLN	5,000,000	Receive	6M WIBOR	2.15%	7/5/2026	6M/1Y	7/5/2031	(5,865)	—	(5,865)
LCH	PLN	2,444,561	Receive	6M WIBOR	1.54%		6M/1Y	7/23/2031	8,965	(202)	8,763
LCH	PLN	4,684,311	Receive	6M WIBOR	1.06%		6M/1Y	7/22/2026	18,433	(269)	18,164
LCH	THB	33,700,000	Receive	6M THBFIX	1.00%		6M/6M	3/1/2026	(11,466)	(2,806)	(14,272)
LCH	THB	33,000,000	Receive	6M THBFIX	1.10%		6M/6M	3/10/2026	(15,930)	(3,083)	(19,013)
LCH	ZAR	10,939,070	Receive	3M JIBAR	7.54%		3M/3M	2/28/2030	(35,233)	(5,128)	(40,361)
Total									$(792,715)	$555,153	$(237,562)

At July 31, 2021, the Fund had $642,312 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

(a) Forward swap. Effective date reflects the date interest accruals will commence.

Over-the-counter interest rate swaps

Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Effective Date(b)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL	1,000,000	Pay	1D CETIP	11.99%		T/T	1/2/2023	$20,616	$75,148	$95,764

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

JPM	CLP	231,188,535	Pay	1D CLICP	3.43%		6M/6M	5/10/2022	4,403	1,889	6,292
GSI	MXN	28,033,731	Pay	28D TIIE	5.90%		28D/28D	9/12/2022	5,678	875	6,553
GSI	MXN	10,713,184	Pay	28D TIIE	6.21%		28D/28D	12/8/2025	(2,542)	152	(2,390)
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%		28D/28D	3/5/2026	(3,606)	65	(3,541)
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%		28D/28D	6/18/2026	(4,057)	170	(3,887)
GSI	MXN	5,000,000	Pay	28D TIIE	6.38%		28D/28D	9/16/2026	(321)	52	(269)
GSI	RUB	160,000,000	Pay	3M MOSPRIME	6.29%		1Y/3M	12/14/2021	(7,299)	69,397	62,098
GSI	RUB	58,876,075	Pay	3M MOSPRIME	5.50%	1/14/2022	1Y/3M	1/14/2023	(14,602)	—	(14,602)
GSI	RUB	223,218,139	Pay	3M MOSPRIME	7.07%		1Y/3M	4/2/2023	(15,444)	53,724	38,280
JPM	RUB	480,585,505	Pay	3M MOSPRIME	7.19%	7/27/2022	1Y/3M	7/27/2023	221	—	221
Total									$(16,953)	$201,472	$184,519

(b)	Forward swap. Effective date reflects the date interest accruals will commence.

At July 31, 2021, the Fund had cash collateral of $20,000 deposited in a segregated account for Citibank, N.A. and received cash collateral of $100,000 from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$65,340,724	$—	$65,340,724
Foreign Government Securities(a)	—	146,801,090	—	146,801,090
Short-Term Investments	—	7,376,783	—	7,376,783
Total Investments	$—	$219,518,597	$—	$219,518,597

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$153,417	$—	$—	$153,417
Liabilities	(679,751)	—	—	(679,751)
Forward FX Contracts(a)
Assets	—	704,861	—	704,861
Liabilities	—	(1,023,615)	—	(1,023,615)
Swaps
Assets	—	638,327	—	638,327
Liabilities	—	(691,370)	—	(691,370)
Total	$(526,334)	$(371,797)	$—	$(898,131)

(a)	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) July 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 0.4%
Business Equipment & Services 0.1%
21,820	Brock Holdings III, Inc.	$349,120	*(a)(b)(n)
Materials 0.1%
39,703	Covia Holdings LLC	397,030	*

Media 0.2%
17,308	iHeartMedia, Inc., Class A	447,412	*

	Total Common Stocks (Cost $936,014)	1,193,562

PRINCIPAL AMOUNT

Loan Assignments(c) 91.8%
Aerospace & Defense 2.2%
$429,546	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 4.50%, due 1/17/2027	428,919	(d)
520,617	Atlantic Aviation FBO Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.85%, due 12/6/2025	517,363
1,124,258	Brown Group Holding, LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.25%, due 6/7/2028	1,115,354
	KKR Apple Bidco, LLC
485,000	Second Lien Term Loan, (USD LIBOR + 5.75%), due 7/16/2029	491,669	(b)(e)(f)
1,110,000	Term Loan, (USD LIBOR + 3.00%), due 7/13/2028	1,101,675	(e)(f)
522,495	MHI Holdings, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 5.09%, due 9/21/2026	522,714
1,551,113	Peraton Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 2/1/2028	1,548,693
124,375	Spirit Aerosystems, Inc., Term Loan B, (1M USD LIBOR + 5.25%), 6.00%, due 1/15/2025	124,945
	TransDigm, Inc.
163,753	Term Loan E, (1M USD LIBOR + 2.25%), 2.34%, due 5/30/2025	160,712
1,277,104	Term Loan F, (1M USD LIBOR + 2.25%), 2.34%, due 12/9/2025	1,253,618
		7,265,662
Air Transport 2.8%
1,670,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/20/2028	1,714,672
1,945,000	Air Canada, Term Loan B, (USD LIBOR + 3.50%), due 7/28/2028	1,948,248	(e)(f)
	American Airlines, Inc.
754,968	Term Loan, (USD LIBOR + 2.00%), 2.09%, due 12/15/2023	736,094	(e)(f)
1,508,316	Term Loan B, (1M USD LIBOR + 1.75%), 1.84%, due 6/27/2025	1,400,532	(e)(f)
938,900	First Lien Term Loan, (1M USD LIBOR + 1.75%), 1.84%, due 1/29/2027	868,314	(e)(f)
230,000	Mileage Plus Holdings LLC, Term Loan B, (3M USD LIBOR + 5.25%), 6.25%, due 6/21/2027	243,427
360,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	379,901

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,780,538	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 4/21/2028	$1,781,214
		9,072,402
Automotive 1.7%
1,720,000	American Trailer World Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	1,695,284	(e)(f)
341,072	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/30/2026	338,034
660,571	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.34%, due 12/12/2025	658,919
	First Brands Group, LLC
907,725	Term Loan, (1M USD LIBOR + 5.00%), 6.00%, due 3/30/2027	916,521
898,663	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 9.50%, due 3/30/2028	905,403	(b)
538,981	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 10/1/2025	531,909
134,527	TI Group Automotive Systems, L.L.C., Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 12/16/2026	134,302
380,217	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 2/5/2026	374,650
		5,555,022
Beverage & Tobacco 0.3%
1,125,000	Triton Water Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 3/31/2028	1,115,719
Building & Development 3.1%
700,000	Core & Main LP, Term Loan B, (1M USD LIBOR + 2.50%), 2.59%, due 6/9/2028	692,125
1,135,117	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 4/12/2028	1,131,212
249,503	CPG International Inc., Term Loan, (3M USD LIBOR + 2.50%), 3.25%, due 5/5/2024	248,880
576,707	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.84%, due 8/21/2025	567,647
256,194	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	255,873
691,525	MI Windows and Doors, LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/18/2027	691,006
623,438	Potters Industries, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/14/2027	623,830
1,685,000	Quikrete Holdings, Inc., Term Loan B1, (USD LIBOR + 3.00%), due 5/12/2028	1,666,398	(e)(f)
1,155,000	SRS Distribution Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/2/2028	1,146,095
	Tecta America Corp.
1,050,000	Term Loan, (1M USD LIBOR + 4.25%), 5.00%, due 4/1/2028	1,048,688	(b)
235,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 9.25%, due 4/1/2029	233,825	(b)
789,038	White Cap Buyer LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.50%, due 10/19/2027	789,038
921,049	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.50%), 4.50%, due 12/19/2026	916,213
		10,010,830
Business Equipment & Services 11.3%
695,000	Adevinta ASA, Term Loan B, (3M USD LIBOR + 3.00%), due 4/20/2028	693,784	(e)(f)
962,588	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.75%), 3.25%, due 2/4/2028	956,032
1,245,000	Allied Universal Holdco LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 5/12/2028	1,243,095
608,475	AlterDomus, Term Loan B, (6M USD LIBOR + 3.75%), 4.50%, due 2/17/2028	606,954

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$955,000	Anticimex International AB, Term Loan B1, (USD LIBOR + 3.50%), due 7/21/2028	$951,419	(e)(f)
1,525,000	APX Group, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 7/10/2028	1,512,800
1,145,000	AqGen Island Holdings, Inc., Term Loan, (USD LIBOR + 3.50%), due 5/20/2028	1,138,702	(e)(f)
851,432	Cast and Crew Payroll, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 2/9/2026	844,135
753,113	CCRR Parent, Inc., Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 3/6/2028	754,054	(b)
915,624	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%, 3M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	913,811	(d)
447,038	Clear Channel Outdoor Holdings, Inc., Term Loan B, (2M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.61% - 3.63%, due 8/21/2026	433,626	(d)
528,118	Constant Contact Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 2/10/2028	524,157	(b)
1,611,574	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.09%, due 1/4/2026	1,591,430
1,601,632	Cyxtera DC Holdings, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	1,562,921
1,014,750	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	1,014,121
796,960	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.25%), 3.34%, due 2/6/2026	789,859
741,169	Element Materials Technology Group US Holdings Inc., Term Loan B, (USD LIBOR + 3.50%), due 6/28/2024	733,757	(e)(f)
1,859,854	Endure Digital Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 2/10/2028	1,823,233
1,019,708	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 4.34%, due 10/30/2026	1,017,414
950,225	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	950,738
	Hillman Group Inc. (The)
517,911	Term Loan B1, (1M USD LIBOR + 2.75), due 7/14/2028	514,415	(e)(f)
9,924	Term Loan, (3M USD LIBOR + 0.50%), due 7/14/2028	9,857	(e)(f)
1,057,356	IG Investment Holdings, LLC, First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 5/23/2025	1,056,975
672,913	Intrado Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 10/10/2024	655,552
682,790	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	666,431
	Loire Finco Luxembourg S.a.r.l.
589,072	Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 4/21/2027	577,043
588,525	Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/21/2027	584,111
472,928	MX Holdings US, Inc., Term Loan B1C, (1M USD LIBOR + 2.50%), 3.25%, due 7/31/2025	472,043
593,513	Nielsen Consumer Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 3/6/2028	592,136
428,925	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 11/30/2027	428,389
980,000	Paysafe Holdings (US) Corp, Term Loan B1, (3M USD LIBOR + 2.75%), 3.25%, due 6/28/2028	975,717	(b)
1,302,643	Prime Security Services Borrower, LLC, Term Loan, (1M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%, 1Y USD LIBOR + 2.75%), 3.50%, due 9/23/2026	1,296,312	(d)
431,467	Refficiency Holdings LLC, Term Loan, (1M USD LIBOR + 4.00%), 4.75%, due 12/16/2027	431,334
372,455	Service Logic Acquisition, Inc., Term Loan, (2M USD LIBOR + 4.00%, 3M USD LIBOR + 4.00%,), 4.75%, due 10/29/2027	371,523	(b)(d)
740,000	Summer (BC) Holdco B S.a r.l, Term Loan, (3M USD LIBOR + 4.50%), due 12/4/2026	735,841	(e)(f)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$721,359	Surf Holdings, LLC, Term Loan, (3M USD LIBOR + 3.50%), 3.63%, due 3/5/2027	$713,143
965,000	System One Holdings, LLC, Term Loan B, (3M USD LIBOR + 4.50%), 5.25%, due 3/2/2028	968,619	(b)
	Tech Data Corporation
322,563	Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 6/30/2025	322,530
530,988	Term Loan, (1M USD LIBOR + 5.50%), 5.59%, due 6/30/2025	531,322
724,575	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 11/2/2026	723,068
960,000	Trader Interactive, LLC, Term Loan B, (USD LIBOR + 4.00%), due 7/21/2028	955,200	(b)(e)(f)
675,065	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.85%, due 3/2/2027	668,206
1,135,000	WebHelp, Term Loan, (USD LIBOR + 4.00%), due 7/29/2028	1,132,163	(e)(f)
424,967	West Corporation, Term Loan B1, (3M USD LIBOR + 3.50%), 4.50%, due 10/10/2024	409,987
831,976	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.85%, due 5/18/2025	807,466
		36,655,425
Cable & Satellite Television 1.1%
1,927,110	Altice France S.A., Term Loan B13, (3M USD LIBOR + 4.00%), 4.15%, due 8/14/2026	1,919,479
363,175	Eagle Broadband Investments LLC, Term Loan, (3M USD LIBOR + 3.00%), 3.75%, due 11/12/2027	361,813
537,300	Radiate Holdco, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 9/25/2026	534,984
706,166	WideOpenWest Finance LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 8/18/2023	703,814
		3,520,090
Chemicals & Plastics 2.7%
	Aruba Investments, Inc.
593,513	Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 11/24/2027	594,628
70,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 11/24/2028	70,117
860,000	Atotech B.V., Term Loan B, (3M USD LIBOR + 2.50%), 3.00%, due 3/18/2028	855,700
1,022,850	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/1/2027	1,021,142	(e)(f)
	CPC Acquisition Corp.
952,613	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/29/2027	946,659
95,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 12/29/2028	95,238
614,475	Diamond (BC) B.V., Term Loan, (2M USD LIBOR + 3.00%), 3.09%, due 9/6/2024	608,878
398,003	Illuminate Buyer, LLC, Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 6/30/2027	394,456
665,000	PQ Corporation, Term Loan B, (3M USD LIBOR + 2.75%), 3.25%, due 6/9/2028	661,342
1,355,823	SCIH Salt Holdings Inc., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 3/16/2027	1,354,860
	Solenis Holdings LLC
661,905	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.14%, due 6/26/2025	660,435
165,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.64%, due 6/26/2026	164,505
910,000	Sparta U.S. HoldCo LLC, Term Loan, (USD LIBOR + 3.50%), due 5/4/2028	908,862	(e)(f)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$481,088	Tronox Finance LLC, Term Loan B, (1M USD LIBOR + 2.50%), 2.59% - 2.65%, due 3/13/2028	$476,201	(d)
		8,813,023
Clothing - Textiles 1.0%
850,000	Birkenstock GmbH & Co. KG, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 4/27/2028	847,518
	S&S Holdings LLC
225,000	Second Lien Term Loan, (3M USD LIBOR + 8.75%), 9.25%, due 3/4/2029	219,375	(b)
1,052,363	Term Loan, (3M USD LIBOR + 5.00%), 5.50%, due 3/11/2028	1,044,470	(e)(f)
1,108,586	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/15/2024	1,076,713
		3,188,076
Conglomerate 0.5%
907,640	Bright Bidco B.V., Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 6/30/2024	722,427	(e)(f)
890,000	Conair Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 5/17/2028	887,223
		1,609,650
Containers & Glass Products 2.8%
673,313	Altium Packaging LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.25%, due 2/3/2028	665,980
803,848	Anchor Packaging Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 7/18/2026	802,843	(b)
	Berlin Packaging LLC
536,687	First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.11% - 3.15%, due 11/7/2025	529,753	(d)
543,638	Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 3/5/2028	538,337
722,561	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/3/2024	698,738
620,530	Graham Packaging Company Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 8/4/2027	616,186
1,326,675	Klockner-Pentaplast of America, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.25%, due 2/12/2026	1,325,428
240,113	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 2.84%, due 2/5/2023	239,213
673,313	Spa Holdings 3 Oy, Term Loan B, (USD LIBOR + 4.00%), due 2/4/2028	672,471	(b)(e)(f)
910,000	Technimark LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 6/30/2028	902,037
	TricorBraun Holdings, Inc.
18,580	Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	18,383
550,679	Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	544,831
	Trident TPI Holdings, Inc.
545,956	Term Loan B1, (3M USD LIBOR + 3.00%), 4.00%, due 10/17/2024	543,908
994,006	Term Loan, (USD LIBOR + 4.00%), due 7/28/2028	992,764	(b)(e)(f)
		9,090,872
Cosmetics - Toiletries 0.5%
1,691,702	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 4.50%, due 10/1/2026	1,691,702
Diversified Insurance 0.9%
1,304,647	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,303,421

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Hub International Limited
$363,261	Term Loan B, (3M USD LIBOR + 2.75%), 2.86% - 2.88%, due 4/25/2025	$357,682	(d)
762,300	Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 4/25/2025	760,333
630,238	Ryan Specialty Group, LLC, Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 9/1/2027	626,891
		3,048,327
Drugs 0.8%
683,087	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 6/2/2025	677,963
	ICON Luxembourg S.A.R.L.
1,134,771	Term Loan, (3M USD LIBOR + 2.50%), 3.00%, due 7/3/2028	1,131,934
282,729	Term Loan, (3M USD LIBOR + 2.50%), 3.00%, due 7/3/2028	282,022
535,384	Mallinckrodt International Finance S.A., Term Loan B, (6M USD LIBOR + 5.25%), 6.00%, due 9/24/2024	519,660
		2,611,579
Ecological Services & Equipment 0.5%
795,000	Denali Water Solutions, Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 3/25/2028	793,013
984,649	ERM Emerald US Inc., Term Loan B1, (USD LIBOR + 3.25%), due 7/10/2026	979,519	(e)(f)
		1,772,532
Electronics - Electrical 13.7%
1,020,000	Ahead Data Blue, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 10/18/2027	1,019,572
	Applied Systems, Inc.
1,612,755	First Lien Term Loan, (3M USD LIBOR + 2.25%, 3M USD LIBOR + 3.25%), 3.75% - 5.50%, due 9/19/2024	1,606,530	(d)
529,222	Second Lien Term Loan, (3M USD LIBOR + 5.50%), 6.25%, due 9/19/2025	534,419
590,000	AQA Acquisition Holding, Inc., First Lien Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/3/2028	590,000
	Barracuda Networks, Inc.
484,480	First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	484,683
155,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 10/30/2028	157,616
128,509	Buzz Merger Sub Ltd, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 1/29/2027	128,188	(b)
815,000	Cologix, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/1/2028	814,853
646,750	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/6/2026	639,474
	Confluence Technologies, Inc
640,000	Term Loan, (USD LIBOR + 3.75%), due 7/6/2028	636,800	(b)(e)(f)
320,000	Second Lien Term Loan, (USD LIBOR + 6.50%), due 7/6/2029	318,400	(b)(e)(f)
	Epicor Software Corporation
729,488	Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/30/2027	726,883
90,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 8.75%, due 7/31/2028	92,925
1,831,741	Finastra USA, Inc., First Lien Term Loan, (6M USD LIBOR + 3.50%), 4.50%, due 6/13/2024	1,801,077	(e)(f)
858,846	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	858,537
712,571	Helios Software Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 3.92%, due 3/11/2028	708,788

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Hyland Software, Inc.
$1,135,668	First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	$1,135,191
405,309	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 7.00%, due 7/7/2025	406,999
793,013	IGT Holding IV AB, Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 3/31/2028	787,065
379,050	Imprivata, Inc, Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 12/1/2027	378,398
	Informatica LLC,
140,000	Second Lien Term Loan, (3M USD LIBOR + 7.13%), 7.13%, due 2/25/2025	142,730	(g)
509,837	Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 2/25/2027	503,750
1,165,000	Ingram Micro Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 6/30/2028	1,165,000
	Ivanti Software, Inc.
498,750	Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	495,842
1,326,675	Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	1,323,916
	Maverick Bidco Inc.
610,000	Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 4/28/2028	608,859
245,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 4/28/2029	246,225	(b)
1,327,630	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 9/30/2024	1,325,811
1,238,500	Netsmart Technologies, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,238,500	(e)(f)
	Optiv Security, Inc.
1,815,318	First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 2/1/2024	1,769,373
280,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.25%, due 2/1/2025	273,700
2,010,000	Polaris Newco LLC, Term Loan B, (6M USD LIBOR + 4.00%), 4.50%, due 6/2/2028	2,007,488
813,313	Project Alpha Intermediate Holding, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 4/26/2024	811,279
1,400,000	Proofpoint, Inc., First Lien Term Loan, (USD LIBOR + 3.25%), due 6/9/2028	1,385,300	(e)(f)
1,770,563	Rackspace Technology Global, Inc., Term Loan, (3M USD LIBOR + 2.75%), 3.50%, due 2/15/2028	1,747,952
1,025,000	RealPage, Inc, First Lien Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 4/24/2028	1,018,081
	Redstone Buyer LLC
1,290,084	2021 Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	1,279,608
305,067	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 4/27/2029	299,728
577,100	Riverbed Technology, Inc., Term Loan B, (2M USD LIBOR + 6.00%, 3M USD LIBOR + 6.00%), 7.00%, due 12/31/2025	543,738	(d)
196,500	S2P Acquisition Borrower, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 8/14/2026	195,714
855,700	Sophia, L.P., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 10/7/2027	854,476
967,860	Sovos Compliance, LLC, Term Loan, (USD LIBOR + 4.50%), due 7/29/2028	967,860	(e)(f)
745,000	Storable, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 4/17/2028	739,413

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Tibco Software Inc.
$1,336,475	Term Loan B3, (1M USD LIBOR + 3.75%), 3.85%, due 6/30/2026	$1,323,952
275,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 7.35%, due 3/3/2028	277,063
683,288	Turing Midco LLC, Term Loan B, (1M USD LIBOR + 3.25%, 3M USD LIBOR + 2.25%), 3.75% - 5.50%, due 3/23/2028	680,725	(d)
1,356,211	Uber Technologies, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.59%, due 2/16/2027	1,350,108	(e)(f)
729,553	Ultimate Software Group Inc. (The), Term Loan, (3M USD LIBOR + 3.25%), 4.00%, due 5/4/2026	728,714
	Vision Solutions, Inc.
1,300,000	First Lien Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 4/24/2028	1,292,694
910,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.00%, due 4/23/2029	905,450
668,325	VM Consolidated, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 3.40%, due 3/19/2028	664,429
790,000	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 2/28/2027	782,100
691,525	Weld North Education, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.75%, due 12/21/2027	690,833
1,118,379	ZoomInfo LLC, Term Loan B, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.09% - 3.09%, due 2/2/2026	1,115,930	(d)(e)(f)
		44,582,739
Equipment Leasing 0.3%
884,520	Avolon TLB Borrower 1 (US) LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 3.25%, due 12/1/2027	883,857
Financial Intermediaries 3.9%
1,120,000	Apex Group Treasury LLC, Term Loan, (3M USD LIBOR + 3.75%), due 7/22/2028	1,115,800	(b)(e)(f)
1,286,055	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.59%, due 2/12/2027	1,269,979
	Asurion LLC
1,073,936	Term Loan B7, (1M USD LIBOR + 3.00%), 3.09%, due 11/3/2024	1,055,647
847,875	Term Loan B9, (1M USD LIBOR + 3.25%), 3.34%, due 7/31/2027	832,333
2,785,000	Second Lien Term Loan B3, (1M USD LIBOR + 5.25%), 5.34%, due 1/31/2028	2,769,098	(e)(f)
395,000	Second Lien Term Loan B4, (3M USD LIBOR + 5.25%), due 1/20/2029	392,654	(e)(f)
507,450	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	507,135
	Edelman Financial Center, LLC
390,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 6.84%, due 7/20/2026	390,558
891,772	Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 4/7/2028	889,168
1,060,313	Focus Financial Partners, LLC, Term Loan, (1M USD LIBOR + 2.50%), 3.00%, due 7/1/2028	1,048,649
827,925	Grosvenor Capital Management Holdings, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 3.00%, due 2/24/2028	821,459
447,753	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 9/24/2027	447,305
	Sedgwick Claims Management Services, Inc.
739,900	Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 9/3/2026	733,293
253,638	Term Loan B3, (1M USD LIBOR + 4.25%), 5.25%, due 9/3/2026	253,584
		12,526,662

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Food Products 0.5%
$446,625	Chobani, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 10/20/2027	$446,066
805,000	Sovos Brands Intermediate, Inc., Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 6/8/2028	805,000
518,700	WOOF Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/21/2027	516,973
		1,768,039
Food Service 0.6%
960,028	US Foods, Inc., Term Loan B, (1M USD LIBOR + 1.75%), 1.84%, due 6/27/2023	947,279
858,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.59%, due 10/23/2025	849,420
		1,796,699
Health Care 11.0%
	ADMI Corp.
887,775	Term Loan B2, (1M USD LIBOR + 3.13%), 3.63%, due 12/23/2027	872,461
1,000,000	Term Loan B3, (1M USD LIBOR + 3.50%), 4.00%, due 12/23/2027	994,750
	Agiliti Health, Inc.
558,927	Term Loan, (1M USD LIBOR + 2.75%), 2.88%, due 1/4/2026	552,639	(b)
334,484	Term Loan, (1M USD LIBOR + 2.75%), 3.50%, due 1/4/2026	332,812	(b)
1,439,112	Athenahealth, Inc., Term Loan B1, (3M USD LIBOR + 4.25%), 4.41%, due 2/11/2026	1,437,313
1,590,000	Auris Luxembourg III S.a.r.l., Term Loan B2, (USD LIBOR + 3.75%), due 2/27/2026	1,563,670	(e)(f)
154,225	Avantor, Inc., Term Loan B5, (1M USD LIBOR + 2.25%), 2.75%, due 11/8/2027	153,614
1,233,208	Aveanna Healthcare, LLC, Term Loan B, (USD LIBOR + 3.75%), due 6/30/2028	1,223,958	(e)(f)
737,451	Cano Health LLC, Term Loan, (3M USD LIBOR + 4.50%), 5.25%, due 11/19/2027	735,607	(b)
378,100	Curium BidCo S.a r.l., Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 12/2/2027	376,920
820,388	Emerald TopCo Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.59% - 3.63%, due 7/24/2026	810,904	(d)
701,430	Ensemble RCM, LLC, Term Loan, (3M USD LIBOR + 3.75%), 3.88%, due 8/3/2026	700,336
3,147,222	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 10/10/2025	2,686,312	(e)(f)
271,961	EyeCare Partners, LLC, Term Loan, (2M USD LIBOR + 3.75%), 3.86%, due 2/18/2027	268,654
	Heartland Dental, LLC
726,259	First Lien Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 4/30/2025	716,854
700,000	Term Loan, (1M USD LIBOR + 4.00%), 4.09%, due 4/30/2025	697,081
855,000	Insulet Corporation, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 5/4/2028	854,470
546,003	MedAssets Software Intermediate Holdings, Inc., First Lien Term Loan, (2M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.50%, due 1/28/2028	543,955	(d)
815,000	MedRisk, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/10/2028	812,115
753,113	Midwest Physician Administrative Services, LLC, Term Loan, (3M USD LIBOR + 3.00%), 3.75%, due 3/12/2028	747,464
1,883,806	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	1,869,470	(e)(f)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	National Mentor Holdings, Inc.
$597,675	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.50%, due 2/18/2028	$596,264	(d)
19,242	Term Loan C, (3M USD LIBOR + 3.75%), 4.50%, due 3/2/2028	19,197
410,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.25%, due 3/2/2029	416,150
642,320	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 10/22/2026	639,514
1,185,000	Organon & Co, Term Loan, (3M USD LIBOR + 3.00%), 3.50%, due 6/2/2028	1,181,303
401,720	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.00%), 3.10%, due 6/30/2025	399,880
715,000	Pacific Dental Services, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 5/5/2028	715,593
690,814	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.84%, due 9/27/2024	688,134
	Pearl Intermediate Parent LLC
250,927	First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.84%, due 2/14/2025	246,430
232,727	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 6.34%, due 2/13/2026	233,165
425,668	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 4.25%, due 2/14/2025	423,939
526,918	PointClickCare Technologies, Inc., Term Loan B, (3M USD LIBOR + 3.00%, 6M USD LIBOR + 3.00%), 3.75%, due 12/29/2027	524,284	(d)
365,000	Press Ganey Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 7/24/2026	365,000
748,125	Project Ruby Ultimate Parent Corp., Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	743,554
435,000	Quantum Health Inc., Term Loan, (3M USD LIBOR + 4.50%), 5.25%, due 12/22/2027	433,912	(b)
600,000	RadNet, Inc., Term Loan, (3M USD LIBOR + 3.00%), 3.75% - 5.25%, due 4/22/2028	596,676	(d)
869,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 11/16/2025	862,014
	Sound Inpatient Physicians
460,000	Term Loan B, (1M USD LIBOR + 3.00%), 3.50%, due 6/27/2025	457,990
215,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.84%, due 6/26/2026	214,731
	Southern Veterinary Partners, LLC
301,666	Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 10/5/2027	302,043
340,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.75%, due 10/5/2028	340,850	(b)
3,308,764	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	3,194,512
	Team Services Group
857,850	Term Loan, (3M USD LIBOR + 5.00%, 6M USD LIBOR + 5.00%), 6.00%, due 12/20/2027	849,271	(b)(d)
75,000	Second Lien Term Loan, (6M USD LIBOR + 9.00%), 10.00%, due 10/27/2028	74,625	(b)
830,000	Tivity Health Inc., Term Loan B, (1M USD LIBOR + 4.25%), 4.34%, due 6/30/2028	829,170
1,419,463	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 8/27/2025	1,415,560
		35,715,120
Health Insurance 0.3%
905,450	AmWINS Group, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 3.00%, due 2/19/2028	891,252
Home Furnishings 0.1%
422,875	Weber-Stephen Products LLC, Term Loan B, (1M USD LIBOR + 3.25%, 3M USD LIBOR + 2.25%), 4.00% - 5.50%, due 10/30/2027	421,556	(d)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Industrial Equipment 4.7%
$271,241	AI Alpine AT Bidco GmbH, Term Loan B, (3M USD LIBOR + 3.00%), 3.13% - 3.14%, due 10/31/2025	$263,104	(d)
464,069	Apex Tool Group, LLC, Term Loan B, (1M USD LIBOR + 5.25%), 6.50%, due 8/1/2024	464,997	(e)(f)
	BCPE Empire Holdings, Inc.
467,367	Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 6/11/2026	465,030
431,529	Term Loan, (USD LIBOR + 4.00%), due 6/12/2026	429,644	(e)(f)
848,214	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 3.25%, due 8/1/2025	835,490
818,518	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	812,174
1,190,642	CMBF LLC, Term Loan, (USD LIBOR + 6.00%), due 6/8/2028	1,184,689	(b)(e)(f)
605,000	Columbus McKinnon Corporation, Term Loan B, (3M USD LIBOR + 2.75%), 3.25%, due 5/14/2028	601,975	(b)
1,274,782	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.84%, due 6/26/2026	1,266,814	(e)(f)
500,000	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3M USD LIBOR + 6.50%), 7.25%, due 5/21/2029	505,000	(b)
606,165	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.92%, due 3/29/2025	599,230
	Fluid-Flow Products, Inc.
46,656	Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 3/31/2028	46,467
378,000	Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 3/31/2028	376,465
225,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.25%, due 3/16/2029	223,875
825,850	Gates Global LLC, Term Loan B3, (1M USD LIBOR + 2.75%), 3.50%, due 3/31/2027	819,937
750,447	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.15% - 4.20%, due 9/30/2026	748,571	(b)(d)
1,040,000	Groupe Solmax Inc., Term Loan, (USD LIBOR + 4.75%), due 6/28/2028	1,039,137	(e)(f)
890,000	Hayward Industries, Inc., Term Loan, (1M USD LIBOR + 2.75%), 3.25%, due 5/12/2028	881,545
	Madison IAQ LLC
795,000	Term Loan, (USD LIBOR + 3.25%), due 6/21/2028	787,758	(e)(f)
1,135,000	Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 6/21/2028	1,124,660
664,130	Pro Mach Group, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 3/7/2025	662,888
1,142,505	Star US Bidco LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 3/17/2027	1,142,505
		15,281,955
Leisure Goods - Activities - Movies 2.5%
352,338	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.85%, due 3/1/2025	350,798
1,295,938	Carnival Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.75%, due 6/30/2025	1,285,415
352,248	CityCenter Holdings, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.00%, due 4/18/2024	351,093
645,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	639,085
454,260	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.59%, due 5/22/2024	435,663
760,000	Everi Payments Inc., Term Loan B, (USD LIBOR + 2.50%), due 6/30/2028	755,250	(e)(f)
736,300	Life Time Fitness Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/16/2024	734,923

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Motion Finco Sarl
$94,547	Term Loan B2, (3M USD LIBOR + 3.25%), 3.40%, due 11/12/2026	$89,549
704,870	Term Loan B1, (3M USD LIBOR + 3.25%), 3.40%, due 11/12/2026	667,610
805,963	Playtika Holding Corp., Term Loan, (1M USD LIBOR + 2.75%), 2.84%, due 3/13/2028	799,418
1,152,673	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	1,141,146
873,818	SRAM, LLC, Term Loan B, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%), 3.25%, due 5/12/2028	868,357	(d)
		8,118,307
Lodging & Casinos 2.7%
	Alterra Mountain Company
716,767	Term Loan B, (1M USD LIBOR + 4.50%), 5.50%, due 8/1/2026	717,218
1,135,000	Term Loan, (USD LIBOR + 3.50%), due 7/21/2028	1,129,325	(e)(f)
252,450	Aristocrat Leisure Limited, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/19/2024	252,372
	Caesars Resort Collection, LLC
599,568	First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.84%, due 12/23/2024	592,361
530,988	Term Loan B1, (1M USD LIBOR + 4.50%), 4.59%, due 7/21/2025	530,988
839,265	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	834,372
995,000	Great Canadian Gaming Corporation, Term Loan, (USD LIBOR + 4.00%), due 11/1/2026	994,383	(e)(f)
957,787	Playa Resorts Holding B.V., Term Loan B, (USD LIBOR + 2.75%), due 4/29/2024	919,504	(e)(f)
793,848	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 2.84%, due 8/14/2024	781,170
1,203,522	Stars Group Holdings B.V. (The), Term Loan, (3M USD LIBOR + 2.25%), 2.40%, due 7/21/2026	1,194,123
233,391	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.50%, due 2/8/2027	229,340
513,500	The Enterprise Development Authority, Term Loan B, (1M USD LIBOR + 4.25%), 5.00%, due 2/18/2028	513,500	(b)
		8,688,656
Nonferrous Metals - Minerals 0.9%
625,008	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 7/31/2026	614,465
505,700	Ozark Holdings LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 12/16/2027	504,941
2,048,759	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	1,967,833	(e)(f)
		3,087,239
Oil & Gas 4.8%
595,000	AL NGPL Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 4/14/2028	596,737
1,663,713	BCP Raptor II, LLC, First Lien Term Loan, (1M USD LIBOR + 4.75%), 4.84%, due 11/3/2025	1,633,217	(e)(f)
1,905,073	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	1,881,260
1,885,961	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,860,029	(e)(f)
272,631	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 5/21/2025	262,407
2,455,000	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/5/2028	2,439,264	(e)(f)
263,651	Gulf Finance, LLC, Term Loan B, (1M USD LIBOR + 5.25%), 6.25%, due 8/25/2023	220,259

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,092,087	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	$1,071,152
913,469	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	905,704
1,138,611	Oryx Midstream Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 5/22/2026	1,136,995
2,556,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.84%, due 3/11/2026	2,477,334	(e)(f)
1,270,612	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 5.50%), 6.50%, due 9/27/2024	1,269,379
		15,753,737
Property & Casualty Insurance 0.3%
	Alliant Holdings Intermediate, LLC
237,576	Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 5/9/2025	234,309
641,819	Term Loan B3, (1M USD LIBOR + 3.75%), 4.25%, due 10/8/2027	640,857
		875,166
Radio & Television 0.6%
296,491	Diamond Sports Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.35%, due 8/24/2026	161,185
217,806	Terrier Media Buyer, Inc., Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 12/17/2026	215,477
1,621,827	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	1,615,242	(e)(f)
		1,991,904
Retailers (except food & drug) 2.8%
	CNT Holdings I Corp
513,713	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 11/8/2027	512,428
155,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 11/6/2028	157,325	(b)
927,675	CWGS Group, LLC, Term Loan B, (1M USD LIBOR + 2.50%), 3.25%, due 6/3/2028	916,079
873,607	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 4.15%, due 2/7/2025	866,916	(e)(f)
893,519	EG Group Limited, Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/31/2026	892,965
3,184,000	Great Outdoors Group, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.00%, due 3/6/2028	3,185,592
597,000	Les Schwab Tire Centers, Term Loan B, (6M USD LIBOR + 3.25%), 4.00%, due 11/2/2027	595,507
1,052,363	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	1,047,427
675,000	PetSmart, Inc., Term Loan B, (6M USD LIBOR + 3.75%), 4.50%, due 2/12/2028	674,325
359,073	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.18%, due 4/16/2026	347,852
		9,196,416
Steel 0.4%
61,750	Apergy Corporation, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 6/3/2027	62,753
	TMS International Corp.
757,242	Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	749,669	(b)(d)
328,350	Term Loan B3, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	325,067	(b)(d)
		1,137,489
Surface Transport 2.3%
362,242	Avis Budget Car Rental, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.35%, due 8/6/2027	353,896

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	First Student Bidco Inc
$1,150,368	Term Loan B, (USD LIBOR + 3.00%), due 7/21/2028	$1,141,556	(e)(f)
424,632	Term Loan C, (USD LIBOR + 3.00%), due 7/21/2028	421,380	(e)(f)
	Hertz Corporation, (The)
946,602	Term Loan B, (USD LIBOR + 3.50%), due 6/14/2028	940,487	(e)(f)
178,398	Term Loan C, (USD LIBOR + 3.50%), due 6/14/2028	177,245	(e)(f)
1,005,000	ITT Holdings LLC, Term Loan, (1M USD LIBOR + 2.75%), 3.25%, due 7/30/2028	999,975
791,025	Kenan Advantage Group, Inc., Term Loan B1, (1M USD LIBOR + 3.75%), 4.50%, due 3/24/2026	788,802
593,513	PAI Holdco, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 10/28/2027	592,213
798,000	PODS, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2028	793,387
	Worldwide Express Operations, LLC
960,000	First Lien Term Loan, (3M USD LIBOR + 4.25%), due 7/22/2028	953,597	(e)(f)
320,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), due 7/22/2029	315,200	(b)(e)(f)
		7,477,738
Telecommunications 3.7%
518,700	CCI Buyer, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 12/17/2027	518,793
434,134	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.34%, due 3/15/2027	426,785
1,018,096	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/11/2026	1,017,190
991,292	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 10/2/2027	987,079
947,625	Frontier Communications Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/1/2028	945,853
1,629,686	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 2.90%, due 5/31/2025	1,279,303
	Intelsat Jackson Holdings S.A.
286,152	Term Loan, (3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	288,029
2,135,000	Term Loan B3, (1M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	2,164,698
881,358	Iridium Satellite LLC, First Lien Term Loan B, (3M USD LIBOR + 2.50%), 2.63%, due 11/4/2026	879,155
889,978	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	888,447
651,632	Syniverse Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 3/9/2023	642,822
930,000	Voyage Australia Pty Limited, Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 7/20/2028	927,675
1,230,875	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 3/9/2027	1,209,999
		12,175,828
Utilities 3.5%
572,162	APLP Holdings Limited Partnership, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 5/14/2027	571,304
1,005,000	Artera Services, LLC, Term Loan, (USD LIBOR + 3.50%), due 3/6/2025	999,030	(e)(f)
203,117	Astoria Energy LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 12/10/2027	202,323
625,000	CPV Maryland Holding Company II, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 5/11/2028	615,625	(b)
926,807	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	820,224
785,606	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 12/13/2025	746,884
576,129	EFS Cogen Holdings I LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/1/2027	573,520

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,633,199	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	$1,588,286	(d)
860,604	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	730,076
	Lightstone Holdco LLC
440,174	Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	338,810
24,826	Term Loan C, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	19,109
	Lonestar II Generation Holdings LLC
548,097	Term Loan B, (1M USD LIBOR + 5.00%), 5.09%, due 4/20/2026	544,332
71,644	Term Loan C, (1M USD LIBOR + 5.00%), 5.09%, due 4/20/2026	71,151
671,221	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	622,765
855,000	Osmose Utilities Services, Inc., Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 6/23/2028	846,989
1,120,875	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 7/8/2026	1,019,369	(e)(f)
	USIC Holdings, Inc.
750,000	Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 5/12/2028	745,875
250,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 7.25%, due 5/7/2029	252,500
		11,308,172

	Total Loan Assignments (Cost $299,439,086)	298,699,442

Corporate Bonds 1.9%
Auto Parts & Equipment 0.1%
355,000	Tenneco, Inc., 7.88%, due 1/15/2029	401,150	(h)
Electric - Integrated 0.2%
715,000	Talen Energy Supply LLC, 6.63%, due 1/15/2028	634,562	(h)
Forestry & Paper 0.2%
545,000	SpA Holdings 3 Oy, 4.88%, due 2/4/2028	547,943	(h)
Gas Distribution 0.2%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	685,217
Health Facilities 0.1%
305,000	LifePoint Health, Inc., 6.75%, due 4/15/2025	322,294	(h)
Investments & Misc. Financial Services 0.1%
414,216	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	414,216	(a)(b)(n)
Machinery 0.1%
445,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	469,942	(h)
Media Content 0.2%
149,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	157,195	(h)
365,000	Univision Communications, Inc., 5.13%, due 2/15/2025	370,654	(h)
		527,849
Packaging 0.0%(i)
90,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	93,600	(h)
Personal & Household Products 0.0%(i)
80,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	85,200	(h)
Recreation & Travel 0.1%
230,000	Royal Caribbean Cruises Ltd., 9.13%, due 6/15/2023	250,155	(h)
Specialty Retail 0.1%
415,000	eG Global Finance PLC, 8.50%, due 10/30/2025	434,713	(h)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Support - Services 0.1%
$240,000	APX Group, Inc., 6.75%, due 2/15/2027	$254,400	(h)
Telecom - Wireline Integrated & Services 0.4%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	319,312	(h)
830,000	Altice France SA, 5.50%, due 1/15/2028	850,750	(h)
		1,170,062

	Total Corporate Bonds (Cost $6,101,055)	6,291,303

Asset-Backed Securities 2.6%
1,000,000	Ares LVIII CLO Ltd., Ser. 2020-58A, Class E, (3M USD LIBOR + 7.03%), 7.16%, due 1/15/2033	1,002,188	(c)(h)
1,000,000	Barings CLO Ltd., Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 5.88%, due 7/20/2029	974,637	(c)(h)
500,000	BlueMountain CLO XXX Ltd., Ser. 2020-30A, Class E, (3M USD LIBOR + 7.73%), 7.86%, due 1/15/2033	501,833	(c)(h)
500,000	Dryden Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 6.43%, due 7/18/2030	499,635	(c)(h)
500,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 6.06%, due 5/15/2030	498,744	(c)(h)
500,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.77%, due 10/15/2030	497,731	(c)(h)
700,000	Magnetite CLO Ltd., Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.81%, due 10/15/2031	692,111	(c)(h)
1,250,000	Magnetite XIX Ltd., Ser. 2017-19A, Class ER, (3M USD LIBOR + 8.77%), 8.90%, due 4/17/2034	1,237,759	(c)(h)
385,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.33%, due 7/25/2031	369,670	(c)(h)
1,000,000	Parallel Ltd., Ser. 2020-1A, Class DR, (3M USD LIBOR + 6.50%), 0.00%, due 7/20/2034	999,972	(c)(h)
1,250,000	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER2, (3M USD LIBOR + 7.00%), 7.13%, due 1/17/2032	1,249,957	(c)(h)

	Total Asset-Backed Securities (Cost $8,532,555)	8,524,237

Number of Shares

Short-Term Investments 17.9%
Investment Companies 17.9%
58,254,789	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(j) (Cost $58,254,789)	58,254,789	(k)
	Total Investments 114.6% (Cost $373,263,499)	372,963,333
	Liabilities Less Other Assets (14.6)%	(47,564,101	)(l)(m)
	Net Assets 100.0%	$325,399,232

*	Non-income producing security.
(a)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $763,336, which represents 0.2% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(d)	The stated interest rates represent the range of rates at July 31, 2021 of the underlying contracts within the Loan Assignment.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security has not settled as of July 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	Fixed coupon.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(h)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $13,716,107, which represents 4.2% of net assets of the Fund.
(i)	Represents less than 0.05% of net assets of the Fund.
(j)	Represents 7-day effective yield as of July 31, 2021.
(k)	All or a portion of this security is segregated in connection with obligations for swaps and/or delayed delivery securities with a total value of $58,254,789.
(l)	As of July 31, 2021, the value of unfunded loan commitments was $3,729,733 for the Fund (see Notes to Schedule of Investments).
(m)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(n)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At July 31, 2021, these securities amounted to $763,336, which represents 0.2% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 7/31/2021	Fair Value Percentage of Net Assets as of 7/31/2021
Brock Holdings III, Inc.	10/31/2017	$403,016	0.1%	$349,120	0.1%
Brock Holdings Notes 2022	4/1/2021	25,897	0.0%	414,216	0.1%
Total		$428,913	0.1%	$763,336	0.2%

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$270,338,760	83.0%
Luxembourg	10,108,702	3.1%
Cayman Islands	8,025,493	2.5%
United Kingdom	6,120,099	1.9%
Canada	5,816,806	1.8%
France	4,946,974	1.5%
Ireland	2,281,679	0.7%
Sweden	1,738,484	0.5%
Denmark	1,563,670	0.5%
Germany	1,317,460	0.4%
Australia	1,180,047	0.4%
Netherlands	722,427	0.2%
Finland	547,943	0.2%
Short-Term Investments and Other Liabilities—Net	10,690,688	3.3%
	$325,399,232	100.00%

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Total return swap contracts ("total return swaps")

At July 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	11,599,976	9/20/2021	0.13%	—%	3M USD LIBOR	T/3M	$(100,024)	$(1,792)	$(101,816)
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,230,391	9/20/2021	0.13%	—%	3M USD LIBOR	T/3M	(69,609)	(1,271)	(70,880)
Total									$(169,633)	$(3,063)	$(172,696)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$349,120	$349,120
Other Common Stocks(a)	844,442	—	—	844,442
Total Common Stocks	844,442	—	349,120	1,193,562
Loan Assignments
Aerospace & Defense	—	6,773,993	491,669	7,265,662
Automotive	—	4,649,619	905,403	5,555,022
Building & Development	—	8,728,317	1,282,513	10,010,830
Business Equipment & Services	—	32,106,155	4,549,270	36,655,425
Clothing — Textiles	—	2,968,701	219,375	3,188,076
Containers & Glass Products	—	6,622,794	2,468,078	9,090,872
Electronics — Electrical	—	43,253,126	1,329,613	44,582,739
Financial Intermediaries	—	11,410,862	1,115,800	12,526,662
Health Care	—	32,395,404	3,319,716	35,715,120
Industrial Equipment	—	12,241,720	3,040,235	15,281,955
Lodging & Casinos	—	8,175,156	513,500	8,688,656
Retailers (except food & drug)	—	9,039,091	157,325	9,196,416
Steel	—	62,753	1,074,736	1,137,489
Surface Transport	—	7,162,538	315,200	7,477,738
Utilities	—	10,692,547	615,625	11,308,172
Other Loan Assignments(a)	—	81,018,608	—	81,018,608
Total Loan Assignments	—	277,301,384	21,398,058	298,699,442
Corporate Bonds
Investments & Misc. Financial Services	—	—	414,216	414,216
Other Corporate Bonds(a)	—	5,877,087	—	5,877,087
Total Corporate Bonds	—	5,877,087	414,216	6,291,303
Asset-Backed Securities	—	8,524,237	—	8,524,237
Short-Term Investments	—	58,254,789	—	58,254,789
Total Investments	$844,442	$349,957,497	$22,161,394	$372,963,333

(a) The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held at 7/31/2021
Investments in securities:
Common Stocks(c)	$349	$—	$—	$—	$—	$—	$—	$—	$349	$—
Loan Assignments(f)	11,102	10	15	223	19,744	(4,730)	155	(5,121)	21,398	117
Corporate Bonds(c)	347	—	—	39	28	—	—	—	414	39
Total	$11,798	$10	$15	$262	$19,772	$(4,730)	$155	$(5,121)	$22,161	$156

(c) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 7/31/2021	Valuation approach	Unobservable Input(s)	Input value/ Range	Weighted average	Impact to valuation from increase in input(e)
Common Stocks	$349,120	Market Comparables	Enterprise value/EBITDA multiple(d) (EV/EBITDA)	9.0x	9.0x	Increase
Corporate Bonds	414,216	Market Comparables	Second Lien Quotations	$95.17	$95.17	Increase

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(e)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Liabilities	$—	$(172,697)	$—	$(172,697)
Total	$—	$(172,697)	$—	$(172,697)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 4.7%
Business Equipment & Services 0.1%
2,354,874	Service Logic Acquisition, Inc., Term Loan, (2M USD LIBOR + 4.00%, 3M USD LIBOR + 4.00%,), 4.75%, due 10/29/2027	$2,348,987	(b)(c)
Chemicals & Plastics 0.3%
	Solenis Holdings LLC
2,061,911	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.14%, due 6/26/2025	2,057,334
2,455,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.64%, due 6/26/2026	2,447,635
		4,504,969
Containers & Glass Products 0.3%
4,887,088	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 3.35%, due 4/3/2024	4,725,960
Diversified Insurance 0.5%
7,777,783	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	7,770,472
Electrical & Electronics 0.6%
5,790,488	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	5,778,443
3,043,735	Redstone Buyer LLC, 2021 Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	3,019,020
		8,797,463
Health Care 1.4%
1,755,600	ADMI Corp., Term Loan B2, (1M USD LIBOR + 2.75%), 3.88%, due 12/23/2027	1,725,316
	National Mentor Holdings, Inc.
3,202,871	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.50%, due 2/18/2028	3,195,312	(c)
100,875	Term Loan C, (3M USD LIBOR + 3.75%), 4.50%, due 3/2/2028	100,637
9,820,000	Parexel Int'l Corporation, Second Lien Term Loan, (USD LIBOR + 6.50%), due 7/27/2029	9,623,600	(d)(e)(f)
8,420,448	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	8,129,689
		22,774,554
Industrial Equipment 0.3%
4,284,685	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.15%-4.20%, due 9/30/2026	4,273,973	(b)(c)
Nonferrous Metals - Minerals 0.2%
3,909,190	U.S. Silica Company, Term Loan B, (USD LIBOR + 4.00%), due 5/1/2025	3,754,777	(d)(f)
Oil & Gas 0.1%
1,716,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	1,874,009
Retailers (except food & drug) 0.8%
12,921,284	Great Outdoors Group, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.00%, due 3/6/2028	12,927,744
Utilities 0.1%
2,065,539	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	2,008,737	(c)
	Total Loan Assignments (Cost $74,862,600)	75,761,645

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Corporate Bonds 86.4%
Advertising 1.6%
$2,980,000	Cars.com, Inc., 6.38%, due 11/1/2028	$3,174,356	(g)
3,420,000	Match Group, Inc., 5.63%, due 2/15/2029	3,740,625	(g)
2,805,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	2,880,454	(g)(h)
	Nielsen Finance LLC/Nielsen Finance Co.
7,420,000	5.63%, due 10/1/2028	7,837,375	(g)
6,940,000	5.88%, due 10/1/2030	7,598,615	(g)
		25,231,425
Aerospace & Defense 1.9%
	Spirit AeroSystems, Inc.
3,140,000	7.50%, due 4/15/2025	3,328,400	(g)
3,155,000	4.60%, due 6/15/2028	3,052,462
	TransDigm, Inc.
4,540,000	6.38%, due 6/15/2026	4,693,225
2,810,000	7.50%, due 3/15/2027	2,976,633
16,150,000	5.50%, due 11/15/2027	16,674,875
		30,725,595
Air Transportation 2.7%
2,965,000	Air Canada, 3.88%, due 8/15/2026	2,972,116	(g)(i)
	American Airlines Group, Inc.
5,520,000	5.00%, due 6/1/2022	5,506,200	(g)(h)
3,545,000	3.75%, due 3/1/2025	3,155,014	(g)(h)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
7,550,000	5.50%, due 4/20/2026	7,899,187	(g)
6,150,000	5.75%, due 4/20/2029	6,633,882	(g)
2,445,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	2,878,281
644,633	United Airlines Pass Through Trust, Ser. 2020-1, Class B, 4.88%, due 1/15/2026	676,223
	United Airlines, Inc.
6,450,000	4.38%, due 4/15/2026	6,636,276	(g)
2,245,000	4.63%, due 4/15/2029	2,309,544	(g)
	United Continental Holdings, Inc.
2,070,000	5.00%, due 2/1/2024	2,146,321	(h)
2,815,000	4.88%, due 1/15/2025	2,885,375	(h)
		43,698,419
Auto Loans 0.1%
2,140,000	Ford Motor Credit Co. LLC, 5.11%, due 5/3/2029	2,422,994
Auto Parts & Equipment 1.8%
3,795,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	4,098,600	(g)
4,085,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	4,396,931	(g)
	Goodyear Tire & Rubber Co.
4,540,000	9.50%, due 5/31/2025	5,026,688
2,670,000	5.00%, due 5/31/2026	2,738,486
2,575,000	5.00%, due 7/15/2029	2,708,823	(g)
4,025,000	5.25%, due 4/30/2031	4,262,233
3,177,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	3,359,677	(g)
2,130,000	Tenneco, Inc., 7.88%, due 1/15/2029	2,406,900	(g)
		28,998,338

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Automakers 1.0%
	Ford Motor Co.
$2,040,000	9.63%, due 4/22/2030	$2,945,250
2,502,000	7.45%, due 7/16/2031	3,311,672
3,965,000	4.75%, due 1/15/2043	4,352,737
5,290,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	5,290,370	(g)
		15,900,029
Brokerage 0.2%
2,540,000	LPL Holdings, Inc., 4.63%, due 11/15/2027	2,619,375	(g)
Building & Construction 0.6%
6,015,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	6,172,894	(g)
	Shea Homes L.P./Shea Homes Funding Corp.
1,965,000	4.75%, due 2/15/2028	2,014,125	(g)
1,635,000	4.75%, due 4/1/2029	1,676,038	(g)
		9,863,057
Building Materials 0.5%
2,835,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	3,019,275	(g)
1,855,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	1,989,859	(g)
2,735,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	2,837,562	(g)
		7,846,696
Cable & Satellite Television 3.3%
7,415,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 2/1/2028	7,774,627	(g)
	CSC Holdings LLC
6,585,000	7.50%, due 4/1/2028	7,181,897	(g)
14,285,000	5.75%, due 1/15/2030	14,887,684	(g)
3,305,000	4.63%, due 12/1/2030	3,255,425	(g)
2,070,000	5.00%, due 11/15/2031	2,083,766	(g)
	DISH DBS Corp.
5,800,000	7.38%, due 7/1/2028	6,275,148
4,015,000	5.13%, due 6/1/2029	3,980,070	(g)
7,225,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	7,508,075	(g)
		52,946,692
Chemicals 1.4%
3,555,000	Hexion, Inc., 7.88%, due 7/15/2027	3,821,625	(g)
4,110,000	NOVA Chemicals Corp., 5.25%, due 6/1/2027	4,428,525	(g)
	SCIH Salt Holdings, Inc.
4,135,000	4.88%, due 5/1/2028	4,129,831	(g)
6,005,000	6.63%, due 5/1/2029	5,944,950	(g)
3,900,000	Tronox, Inc., 4.63%, due 3/15/2029	3,963,375	(g)
		22,288,306
Consumer - Commercial Lease Financing 1.7%
3,377,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	3,621,833	(g)(j)
15,741,598	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, 6.50%, due 9/15/2024	15,820,306	(g)(k)
5,225,000	OneMain Finance Corp., 3.50%, due 1/15/2027	5,316,437
2,935,000	Springleaf Finance Corp., 8.88%, due 6/1/2025	3,228,441
		27,987,017
Diversified Capital Goods 0.4%
6,065,000	Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, due 2/15/2023	6,080,163	(g)(h)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Electric - Generation 2.3%
	Calpine Corp.
$9,725,000	4.50%, due 2/15/2028	$10,016,750	(g)
5,515,000	5.13%, due 3/15/2028	5,583,937	(g)
8,805,000	4.63%, due 2/1/2029	8,683,931	(g)
4,409,000	5.00%, due 2/1/2031	4,453,090	(g)
2,590,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	2,641,800	(g)
	Vistra Operations Co. LLC
1,555,000	5.00%, due 7/31/2027	1,605,538	(g)
3,670,000	4.38%, due 5/1/2029	3,761,750	(g)
		36,746,796
Electric - Integrated 0.4%
	Talen Energy Supply LLC
5,060,000	10.50%, due 1/15/2026	3,364,900	(g)
2,410,000	7.25%, due 5/15/2027	2,198,305	(g)
890,000	7.63%, due 6/1/2028	811,965	(g)(h)
		6,375,170
Electronics 0.2%
3,160,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	3,291,772	(g)
Energy - Exploration & Production 4.2%
2,980,000	Antero Resources Corp., 5.38%, due 3/1/2030	3,032,150	(g)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5,865,000	7.00%, due 11/1/2026	6,055,612	(g)
1,474,000	9.00%, due 11/1/2027	2,019,380	(g)
1,300,000	8.25%, due 12/31/2028	1,404,455	(g)
2,625,000	5.88%, due 6/30/2029	2,585,625	(g)
3,025,000	Callon Petroleum Co., 8.00%, due 8/1/2028	2,841,715	(g)
2,680,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	2,780,500	(g)
	Comstock Resources, Inc.
3,925,000	6.75%, due 3/1/2029	4,101,036	(g)
2,900,000	5.88%, due 1/15/2030	2,917,545	(g)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
1,055,000	6.25%, due 11/1/2028	1,101,156	(g)
1,537,000	5.75%, due 2/1/2029	1,564,989	(g)
2,193,000	6.00%, due 2/1/2031	2,288,670	(g)
8,575,000	Matador Resources Co., 5.88%, due 9/15/2026	8,716,230
	Occidental Petroleum Corp.
2,330,000	7.50%, due 5/1/2031	2,959,100
4,030,000	6.60%, due 3/15/2046	4,957,525
3,070,000	PDC Energy, Inc., 5.75%, due 5/15/2026	3,171,556
	Range Resources Corp.
2,420,000	4.88%, due 5/15/2025	2,509,516
4,485,000	9.25%, due 2/1/2026	4,866,270
1,285,000	8.25%, due 1/15/2029	1,422,752	(g)
5,605,000	Vine Energy Holdings LLC, 6.75%, due 4/15/2029	5,843,212	(g)
		67,138,994
Food - Wholesale 2.0%
	Performance Food Group, Inc.
1,170,000	6.88%, due 5/1/2025	1,244,588	(g)
6,865,000	5.50%, due 10/15/2027	7,151,087	(g)
2,990,000	4.25%, due 8/1/2029	3,038,588	(g)
4,115,000	Pilgrim's Pride Corp., 4.25%, due 4/15/2031	4,375,356	(g)
4,670,000	Post Holdings, Inc., 4.63%, due 4/15/2030	4,757,562	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	U.S. Foods, Inc.
$3,475,000	6.25%, due 4/15/2025	$3,661,642	(g)
7,440,000	4.75%, due 2/15/2029	7,588,800	(g)
		31,817,623
Forestry & Paper 0.5%
4,380,000	Mercer Int'l, Inc., 5.13%, due 2/1/2029	4,462,125
3,425,000	SpA Holdings 3 Oy, 4.88%, due 2/4/2028	3,443,495	(g)
		7,905,620
Gaming 3.3%
	Caesars Entertainment, Inc.
2,280,000	6.25%, due 7/1/2025	2,405,400	(g)
3,765,000	8.13%, due 7/1/2027	4,140,295	(g)
6,193,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	6,243,508	(g)
5,740,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	5,968,337	(g)
680,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	695,300	(g)
3,875,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	3,894,375	(g)
1,360,000	Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, due 11/1/2026	1,380,400	(g)
	Scientific Games Int'l, Inc.
2,984,000	5.00%, due 10/15/2025	3,061,465	(g)
2,135,000	8.25%, due 3/15/2026	2,265,790	(g)
7,160,000	7.00%, due 5/15/2028	7,714,900	(g)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
9,784,000	5.50%, due 3/1/2025	10,346,580	(g)
4,205,000	5.25%, due 5/15/2027	4,413,778	(g)
		52,530,128
Gas Distribution 8.1%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
5,465,000	7.88%, due 5/15/2026	6,051,449	(g)
2,575,000	5.75%, due 3/1/2027	2,652,250	(g)
1,160,000	5.75%, due 1/15/2028	1,212,200	(g)
2,220,000	5.38%, due 6/15/2029	2,279,807	(g)
1,790,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	1,927,078	(g)
	Buckeye Partners L.P.
505,000	4.13%, due 12/1/2027	515,100
3,645,000	4.50%, due 3/1/2028	3,699,675	(g)
2,275,000	5.85%, due 11/15/2043	2,286,375
16,980,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	17,616,750	(g)
4,215,000	DCP Midstream LLC, 5.85%, due 5/21/2043	3,898,875	(g)(j)
806,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	924,010
	EQM Midstream Partners L.P.
1,405,000	6.00%, due 7/1/2025	1,530,157	(g)
1,565,000	6.50%, due 7/1/2027	1,756,712	(g)
1,895,000	4.50%, due 1/15/2029	1,917,797	(g)
1,895,000	4.75%, due 1/15/2031	1,928,162	(g)
	EQT Midstream Partners L.P.
4,545,000	4.13%, due 12/1/2026	4,590,268
5,022,000	5.50%, due 7/15/2028	5,436,315
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,590,000	6.50%, due 10/1/2025	2,570,575
4,555,000	6.25%, due 5/15/2026	4,486,675
1,250,000	8.00%, due 1/15/2027	1,288,813
	Global Partners L.P./GLP Finance Corp.
1,720,000	7.00%, due 8/1/2027	1,797,710
1,565,000	6.88%, due 1/15/2029	1,647,163
4,040,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	4,319,891	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,920,000	ITT Holdings LLC, 6.50%, due 8/1/2029	$3,909,906	(g)
	New Fortress Energy, Inc.
5,980,000	6.75%, due 9/15/2025	6,099,720	(g)
10,830,000	6.50%, due 9/30/2026	10,940,683	(g)
2,415,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	2,632,350
3,095,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	3,241,889	(g)
3,325,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	3,059,000
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
1,248,000	5.50%, due 9/15/2024	1,263,800	(g)
2,195,000	7.50%, due 10/1/2025	2,381,575	(g)
1,585,000	6.00%, due 3/1/2027	1,636,513	(g)
3,945,000	5.50%, due 1/15/2028	4,033,762	(g)
2,380,000	6.00%, due 12/31/2030	2,499,000	(g)
	Venture Global Calcasieu Pass LLC
3,040,000	3.88%, due 8/15/2029	3,104,600	(g)(i)
3,040,000	4.13%, due 8/15/2031	3,147,768	(g)(i)
4,565,000	Western Midstream Operating L.P., 5.30%, due 2/1/2030	5,124,372
		129,408,745
Health Facilities 4.0%
	Acadia Healthcare Co., Inc.
4,445,000	5.50%, due 7/1/2028	4,739,481	(g)
1,520,000	5.00%, due 4/15/2029	1,592,200	(g)
	CHS/Community Health Systems, Inc.
1,240,000	8.00%, due 3/15/2026	1,329,429	(g)
1,605,000	5.63%, due 3/15/2027	1,699,294	(g)
4,882,000	8.00%, due 12/15/2027	5,399,541	(g)
1,755,000	6.00%, due 1/15/2029	1,866,881	(g)
3,800,000	6.88%, due 4/15/2029	3,999,500	(g)
10,310,000	6.13%, due 4/1/2030	10,444,339	(g)
2,885,000	4.75%, due 2/15/2031	2,928,275	(g)
2,545,000	Select Medical Corp., 6.25%, due 8/15/2026	2,690,625	(g)
	Tenet Healthcare Corp.
1,940,000	6.25%, due 2/1/2027	2,020,025	(g)
23,590,000	6.13%, due 10/1/2028	25,123,350	(g)
		63,832,940
Health Services 1.7%
3,890,000	DaVita, Inc., 4.63%, due 6/1/2030	4,021,287	(g)
6,355,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	4,686,050	(g)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
1,959,000	7.38%, due 6/1/2025	2,096,130	(g)
3,591,000	7.25%, due 2/1/2028	3,913,400	(g)
8,670,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	8,041,425	(g)
1,760,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	1,830,400	(g)
2,867,000	Vizient, Inc., 6.25%, due 5/15/2027	2,999,599	(g)
		27,588,291
Hotels 0.4%
	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
2,065,000	7.50%, due 6/1/2025	2,239,245	(g)
4,530,000	5.88%, due 10/1/2028	4,835,775	(g)
		7,075,020
Insurance Brokerage 2.2%
8,823,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	9,209,006	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,590,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	$3,661,800	(g)
	AssuredPartners, Inc.
5,485,000	7.00%, due 8/15/2025	5,580,987	(g)
3,665,000	5.63%, due 1/15/2029	3,638,282	(g)
2,835,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	2,870,438	(g)
5,136,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	5,444,160	(g)
4,155,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	4,301,256	(g)
		34,705,929
Investments & Misc. Financial Services 0.1%
1,590,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	1,649,625	(g)
Machinery 0.9%
2,775,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	3,083,996	(g)
4,880,000	Harsco Corp., 5.75%, due 7/31/2027	5,068,856	(g)
2,620,000	Terex Corp., 5.00%, due 5/15/2029	2,714,975	(g)
924,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	999,953	(g)
2,295,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	2,423,635	(g)
		14,291,415
Managed Care 0.5%
7,665,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	7,442,945	(g)(h)
Media Content 1.6%
3,430,000	AMC Networks, Inc., 4.25%, due 2/15/2029	3,430,000
5,985,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	6,126,844	(g)
3,270,000	Scripps Escrow II, Inc., 5.38%, due 1/15/2031	3,261,825	(g)
	Sirius XM Radio, Inc.
4,125,000	5.00%, due 8/1/2027	4,310,625	(g)
5,753,000	5.50%, due 7/1/2029	6,300,399	(g)
2,292,000	4.13%, due 7/1/2030	2,364,611	(g)
		25,794,304
Metals - Mining Excluding Steel 1.4%
	Constellium SE
2,990,000	5.63%, due 6/15/2028	3,188,087	(g)
2,100,000	3.75%, due 4/15/2029	2,094,750	(g)
	First Quantum Minerals Ltd.
3,355,000	6.88%, due 3/1/2026	3,501,278	(g)
3,020,000	6.88%, due 10/15/2027	3,272,925	(g)
	Hudbay Minerals, Inc.
2,495,000	4.50%, due 4/1/2026	2,538,663	(g)
3,015,000	6.13%, due 4/1/2029	3,248,662	(g)
	Novelis Corp.
2,390,000	3.25%, due 11/15/2026	2,425,850	(g)(i)
2,895,000	3.88%, due 8/15/2031	2,927,569	(g)(i)
		23,197,784
Oil Field Equipment & Services 1.1%
7,420,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	7,570,107	(g)
2,940,000	TechnipFMC PLC, 6.50%, due 2/1/2026	3,150,735	(g)
	USA Compression Partners L.P./USA Compression Finance Corp.
3,450,000	6.88%, due 4/1/2026	3,613,392
3,465,000	6.88%, due 9/1/2027	3,663,752
		17,997,986
Packaging 1.1%
5,855,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	6,242,894	(g)
4,990,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	5,189,600	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$2,920,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	$3,076,950	(g)
3,735,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	4,015,125	(g)
		18,524,569
Personal & Household Products 0.3%
2,825,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	2,905,371	(g)
2,305,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	2,495,163	(g)
		5,400,534
Pharmaceuticals 0.7%
3,305,000	Organon Finance 1 LLC, 5.13%, due 4/30/2031	3,404,150	(g)
7,260,000	Valeant Pharmaceuticals Int'l, Inc., 6.13%, due 4/15/2025	7,409,738	(g)
		10,813,888
Printing & Publishing 0.4%
	Mav Acquisition Corp.
3,880,000	5.75%, due 8/1/2028	3,865,916	(g)
2,535,000	8.00%, due 8/1/2029	2,480,738	(g)
		6,346,654
Rail 0.3%
5,245,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	5,607,744	(g)
Real Estate Development & Management 1.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
2,485,000	7.63%, due 6/15/2025	2,677,588	(g)
6,470,000	9.38%, due 4/1/2027	7,157,437	(g)
11,380,000	5.75%, due 1/15/2029	11,934,775	(g)
		21,769,800
Real Estate Investment Trusts 4.9%
4,475,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	4,598,062	(g)
	EPR Properties
4,100,000	4.50%, due 6/1/2027	4,366,500
1,280,000	4.95%, due 4/15/2028	1,384,808
1,845,000	3.75%, due 8/15/2029	1,873,285
	Hospitality Properties Trust
818,000	4.65%, due 3/15/2024	832,315
3,567,000	4.35%, due 10/1/2024	3,591,149
180,000	4.95%, due 2/15/2027	176,850
650,000	3.95%, due 1/15/2028	609,375
1,850,000	4.38%, due 2/15/2030	1,729,695
	Iron Mountain, Inc.
6,046,000	4.88%, due 9/15/2027	6,265,167	(g)
5,254,000	5.25%, due 3/15/2028	5,490,430	(g)
4,975,000	5.00%, due 7/15/2028	5,167,781	(g)
5,570,000	4.88%, due 9/15/2029	5,834,575	(g)
2,995,000	5.25%, due 7/15/2030	3,191,547	(g)
2,100,000	5.63%, due 7/15/2032	2,271,591	(g)
	RHP Hotel Properties L.P./RHP Finance Corp.
3,240,000	4.75%, due 10/15/2027	3,351,304
4,165,000	4.50%, due 2/15/2029	4,206,650	(g)
9,705,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	10,335,825	(g)
10,120,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	10,257,227	(g)
2,061,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	2,144,017	(g)
1,740,000	XHR L.P., 4.88%, due 6/1/2029	1,778,176	(g)
		79,456,329

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Recreation & Travel 4.9%
	Carnival Corp.
$1,820,000	10.50%, due 2/1/2026	$2,083,864	(g)
4,745,000	7.63%, due 3/1/2026	5,011,906	(g)
7,545,000	5.75%, due 3/1/2027	7,667,606	(g)
3,510,000	9.88%, due 8/1/2027	4,018,775	(g)
2,815,000	4.00%, due 8/1/2028	2,803,402	(g)
2,805,000	Cedar Fair L.P., 5.25%, due 7/15/2029	2,849,656
	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op
2,930,000	5.50%, due 5/1/2025	3,039,875	(g)
1,005,000	5.38%, due 4/15/2027	1,025,100
2,820,000	6.50%, due 10/1/2028	3,032,431
	Life Time, Inc.
1,545,000	5.75%, due 1/15/2026	1,571,991	(g)
3,785,000	8.00%, due 4/15/2026	3,964,788	(g)
3,920,000	Motion Bondco DAC, 6.63%, due 11/15/2027	3,978,800	(g)
	NCL Corp. Ltd.
3,080,000	3.63%, due 12/15/2024	2,929,850	(g)
5,765,000	5.88%, due 3/15/2026	5,808,237	(g)
2,515,000	NCL Finance Ltd., 6.13%, due 3/15/2028	2,540,150	(g)
	Royal Caribbean Cruises Ltd.
1,835,000	11.50%, due 6/1/2025	2,101,075	(g)
13,045,000	5.50%, due 4/1/2028	13,301,986	(g)
2,348,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	2,535,840	(g)
4,275,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	4,405,387	(g)(h)
3,520,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	3,757,600	(g)
		78,428,319
Restaurants 0.3%
4,110,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	4,253,850	(g)
Software - Services 3.0%
6,860,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	7,065,800	(g)
4,510,000	Clarivate Science Holdings Corp., 4.88%, due 6/30/2029	4,542,201	(g)
8,945,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	8,676,650	(g)
2,055,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	2,332,425	(g)
6,640,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	7,212,700	(g)
7,050,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	7,177,112	(g)(h)
4,500,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	4,762,575	(g)
5,035,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	5,135,700	(g)
2,070,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	2,073,571	(g)
		48,978,734
Specialty Retail 1.5%
	Carvana Co.
5,100,000	5.63%, due 10/1/2025	5,284,875	(g)
6,255,000	5.50%, due 4/15/2027	6,473,925	(g)
1,910,000	Crocs, Inc., 4.25%, due 3/15/2029	1,967,300	(g)
3,915,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	4,017,769	(g)
3,017,000	L Brands, Inc., 6.63%, due 10/1/2030	3,477,093	(g)
3,165,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	3,238,839	(g)
		24,459,801
Steel Producers - Products 0.5%
2,309,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	2,551,445	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$5,990,000	TMS Int'l Corp., 6.25%, due 4/15/2029	$6,280,964	(g)
		8,832,409
Support - Services 6.5%
4,690,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	4,695,863	(g)
5,555,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, due 6/1/2028	5,566,981	(g)
	APX Group, Inc.
5,485,000	6.75%, due 2/15/2027	5,814,100	(g)
4,875,000	5.75%, due 7/15/2029	4,894,597	(g)
	Aramark Services, Inc.
6,160,000	6.38%, due 5/1/2025	6,499,724	(g)
9,805,000	5.00%, due 2/1/2028	10,186,218	(g)
2,615,000	ASGN, Inc., 4.63%, due 5/15/2028	2,729,079	(g)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,145,000	5.75%, due 7/15/2027	2,235,909	(g)
1,465,000	5.38%, due 3/1/2029	1,523,600	(g)(h)
7,935,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	7,974,675	(g)
	Garda World Security Corp.
2,090,000	4.63%, due 2/15/2027	2,097,775	(g)
4,980,000	6.00%, due 6/1/2029	4,874,175	(g)
2,185,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	2,206,850	(g)
10,260,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	10,503,675	(g)
3,585,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	3,701,513	(g)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
6,765,000	5.75%, due 4/15/2026	7,407,675	(g)
7,595,000	6.25%, due 1/15/2028	7,926,522	(g)
	SRS Distribution, Inc.
2,690,000	4.63%, due 7/1/2028	2,743,800	(g)
1,495,000	6.13%, due 7/1/2029	1,528,114	(g)
1,400,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,421,000	(g)
4,425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	4,630,940	(g)
1,510,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,611,925	(g)
2,350,000	White Cap Parent LLC, 8.25%, due 3/15/2026	2,420,500	(g)(k)
		105,195,210
Technology Hardware & Equipment 2.3%
1,895,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,006,331	(g)
	CommScope Technologies LLC
8,979,000	6.00%, due 6/15/2025	9,113,685	(g)
11,925,000	5.00%, due 3/15/2027	12,065,715	(g)
3,655,000	CommScope, Inc., 7.13%, due 7/1/2028	3,942,831	(g)
8,870,000	Imola Merger Corp., 4.75%, due 5/15/2029	9,155,525	(g)
		36,284,087
Telecom - Wireline Integrated & Services 5.2%
	Altice France Holding SA
2,700,000	10.50%, due 5/15/2027	2,970,000	(g)
13,435,000	6.00%, due 2/15/2028	13,250,269	(g)
	Altice France SA
2,825,000	8.13%, due 2/1/2027	3,058,797	(g)
7,325,000	5.50%, due 1/15/2028	7,508,125	(g)
5,345,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	5,438,538	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Consolidated Communications, Inc.
$265,000	5.00%, due 10/1/2028	$266,407	(g)
265,000	6.50%, due 10/1/2028	286,128	(g)
	Frontier Communications Corp.
3,840,000	5.88%, due 10/15/2027	4,103,616	(g)
2,850,000	5.00%, due 5/1/2028	2,948,012	(g)
1,035,000	6.75%, due 5/1/2029	1,102,275	(g)
10,609,000	Level 3 Financing, Inc., 4.63%, due 9/15/2027	11,017,446	(g)
	Lumen Technologies, Inc.
3,825,000	4.50%, due 1/15/2029	3,755,385	(g)
4,250,000	5.38%, due 6/15/2029	4,356,250	(g)
2,915,000	Numericable-SFR SA, 7.38%, due 5/1/2026	3,031,600	(g)
2,125,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	2,162,188	(g)
7,045,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	7,171,810	(g)
5,005,000	Vmed O2 UK Financing I PLC, 4.75%, due 7/15/2031	5,111,156	(g)
5,375,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	5,469,923	(g)
		83,007,925
Theaters & Entertainment 1.0%
	Cinemark USA, Inc.
1,435,000	8.75%, due 5/1/2025	1,531,719	(g)
7,435,000	5.88%, due 3/15/2026	7,304,888	(g)
835,000	5.25%, due 7/15/2028	784,900	(g)
	Live Nation Entertainment, Inc.
2,520,000	6.50%, due 5/15/2027	2,781,450	(g)
3,490,000	4.75%, due 10/15/2027	3,564,163	(g)
		15,967,120

	Total Corporate Bonds (Cost $1,336,641,410)	1,388,726,166

Convertible Bonds 1.2%
Gas Distribution 0.6%
11,140,000	Cheniere Energy, Inc., 4.25%, due 3/15/2045	9,226,055
Media 0.6%
9,469,000	DISH Network Corp., 3.38%, due 8/15/2026	9,705,725

	Total Convertible Bonds (Cost $16,066,863)	18,931,780

Asset-Backed Securities 1.8%
500,000	AIG CLO Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.62%), 6.75%, due 4/15/2032	500,011	(a)(g)
2,500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.47%, due 10/15/2032	2,504,601	(a)(g)
1,350,000	Ballyrock CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.95%), 7.08%, due 10/15/2028	1,344,451	(a)(g)
1,000,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.13%, due 7/18/2029	994,871	(a)(g)
2,300,000	Carlyle U.S. CLO Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 6.60%), 6.73%, due 7/15/2032	2,297,735	(a)(g)
2,500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 6.13%, due 4/20/2029	2,475,896	(a)(g)
1,650,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class E, (3M USD LIBOR + 7.00%), 7.13%, due 10/20/2032	1,651,752	(a)(g)
1,350,000	Crown City CLO II, Ser. 2020-A, Class D, (3M USD LIBOR + 7.17%), 7.30%, due 1/20/2032	1,346,522	(a)(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,222,200	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.77%, due 10/15/2030	$1,216,654	(a)(g)
800,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.63%, due 1/15/2031	765,255	(a)(g)
650,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.53%, due 10/15/2030	647,843	(a)(g)
4,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.33%, due 7/25/2031	3,840,724	(a)(g)
2,500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 6.63%, due 7/20/2032	2,499,931	(a)(g)
1,000,000	Octagon Investment Partners Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.60%), 6.73%, due 10/25/2032	999,988	(a)(g)
3,250,000	Palmer Square Loan Funding Ltd., Ser. 2020-1A, Class D, (3M USD LIBOR + 4.85%), 5.01%, due 2/20/2028	3,217,304	(a)(g)
600,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.87%), 6.00%, due 4/16/2031	589,563	(a)(g)
2,000,000	TCW CLO AMR Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.75%), 6.91%, due 2/15/2029	2,013,043	(a)(g)
500,000	Voya CLO Ltd., Ser. 2019-2, Class E, (3M USD LIBOR + 6.60%), 6.73%, due 7/20/2032	497,272	(a)(g)

	Total Asset-Backed Securities (Cost $27,384,296)	29,403,416

NUMBER OF SHARES

Short-Term Investments 8.4%
Investment Companies 8.4%
99,308,617	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(l)	99,308,617	(m)
34,934,433	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(l)	34,934,433	(n)

	Total Short-Term Investments (Cost $134,243,050)	134,243,050

	Total Investments 102.5% (Cost $1,589,198,219)	1,647,066,057
	Liabilities Less Other Assets (2.5)%	(40,296,122	)(o)(p)
	Net Assets 100.0%	$1,606,769,935

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(b)	Value determined using significant unobservable inputs.
(c)	The stated interest rates represent the range of rates at July 31, 2021 of the underlying contracts within the Loan Assignment.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $9,623,600, which represents 0.6% of net assets of the Fund.
(f)	All or a portion of this security had not settled as of July 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

(g)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $1,238,735,441, which represents 77.1% of net assets of the Fund.
(h)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to approximately $34,211,185 for the Fund.
(i)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $14,577,903, which represents 0.9% of net assets of the Fund.
(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Payment-in-kind (PIK) security.
(l)	Represents 7-day effective yield as of July 31, 2021.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities and/or swaps with a total value of $99,308,617.
(n)	Represents investment of cash collateral received from securities lending.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(p)	As of July 31, 2021, the value of unfunded loan commitments was $1,907,706 for the Fund (see Notes to Schedule of Investments).

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,358,445,150	84.5%
Cayman Islands	45,223,722	2.8%
United Kingdom	26,865,059	1.7%
Canada	26,729,916	1.7%
Luxembourg	16,220,269	1.0%
France	13,598,522	0.8%
Germany	7,885,713	0.5%
Zambia	6,774,203	0.4%
Netherlands	4,015,125	0.2%
Ireland	3,621,833	0.2%
Finland	3,443,495	0.2%
Short-Term Investments and Other Liabilities-Net	93,946,928	5.9%
	$1,606,769,935	100.0%

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Total return swap contracts ("total return swaps")

At July 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iBoxx USD Liquid High Yield Index	USD	45,272,654	9/20/2021	0.13%	—%	3M USD LIBOR	T/3M	$272,654	$(6,892)	$265,762

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2021.

At July 31, 2021, the Fund had cash collateral of $270,000 received from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$—	$2,348,987	$2,348,987
Industrial Equipment	—	—	4,273,973	4,273,973
Other Loan Assignments(a)	—	69,138,685	—	69,138,685
Total Loan Assignments	—	69,138,685	6,622,960	75,761,645
Corporate Bonds(a)	—	1,388,726,166	—	1,388,726,166
Convertible Bonds(a)	—	18,931,780	—	18,931,780
Asset-Backed Securities	—	29,403,416	—	29,403,416
Short-Term Investments	—	134,243,050	—	134,243,050
Total Investments	$—	$1,640,443,097	$6,622,960	$1,647,066,057

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Investments in Securities:

Loan Assignments(c)	$6,303	$16	$(17)	$279	$4,255	$(4,213)	$—	$—	$6,623	$114
Total	$6,303	$16	$(17)	$279	$4,255	$(4,213)	$—	$—	$6,623	$114

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

(c)      Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$265,762	$—	$265,762

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 97.0%
Alabama 3.9%
$2,700,000	Alabama St. Hsg. Fin. Au. Multi-Family Hsg. Rev. (Alison Pt. Apts. Proj.), (LOC: U.S. Bank N.A.), Ser. 2007-B, 0.04%, due 4/1/2037	$2,700,000	(a)
700,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	815,190
1,000,000	Lower Alabama Gas Dist. Rev. Gas Proj. 2, (Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,141,646
590,000	Taylor-Ryan Imp. Dist. Rev. Ref., (LOC: Synovus Bank), Ser. 2005, 0.17%, due 11/1/2035	590,000	(a)
		5,246,836
American Samoa 0.7%
750,000	American Samoa Econ. Dev. Au. Gen. Rev., Ser. 2021-A, 5.00%, due 9/1/2038	941,736	(b)
Arizona 4.4%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	570,326	(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	808,690
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,414,257	(c)
400,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	410,619	(b)
1,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	1,007,085
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	276,491	(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	558,776
245,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	253,653
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	550,712	(b)
		5,850,609
Arkansas 2.0%
1,605,000	Arkansas St. Dev. Fin. Au. Chrt. Sch. Rev. (Responsive Ed. Holdings., LLC-Responsive Ed. Solutions Projs.), Ser. 2021-A, 3.63%, due 12/1/2052	1,594,520
990,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	1,088,481
		2,683,001
California 12.2%
500,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	627,259
	California HFA Muni. Cert.
972,302	Ser. 2019-A, 4.25%, due 1/15/2035	1,204,434
497,631	Ser. 2021-1-A, 3.50%, due 11/20/2035	592,796
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	278,647	(b)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
500,000	Ser. 2015-A, 4.50%, due 10/1/2025	529,125
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	438,549	(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	579,466	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	$466,503	(b)
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	892,215
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(d)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	76,250	(b)(d)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	275,666	(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	550,130	(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	669,282	(b)
300,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	327,544	(b)
1,700,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP Proj.), (LOC: Wells Fargo Bank N.A.), Ser. 2001-W-1, 0.03%, due 8/1/2034	1,700,000	(a)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	466,581	(b)
95,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	108,424
350,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Sr. Lien, Ser. 2021-A, 4.00%, due 1/15/2046	418,355
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
500,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	516,228
4,500,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	4,646,052
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	633,378
		16,231,884
Colorado 4.2%
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	870,253
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	515,474
250,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	301,823
1,250,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,462,861
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	515,799
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	291,034
175,000	Ser. 2015-A, 5.00%, due 12/1/2035	203,402
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	573,845
800,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	923,604	(b)
		5,658,095
Florida 2.5%
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	46,000	(b)(d)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	686,712

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	$515,379	(b)
350,000	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	245,000	(b)(d)
210,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	218,597
400,000	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	423,225
100,000	St. Lucie Co. PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 0.04%, due 9/1/2028	100,000	(a)
995,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,073,120
		3,308,033
Georgia 0.6%
250,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	175,000	(b)(d)
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	435,447	(b)
135,000	Tender Option Bond Trust Receipts/Cert., (LOC: JP Morgan Chase Bank N.A.), Ser. 2020, 0.21%, due 1/1/2026	135,000	(a)(b)
		745,447
Guam 1.1%
	Guam Gov't Hotel Occupancy Tax Rev.
250,000	Ser. 2021-A, 5.00%, due 11/1/2030	323,361
250,000	Ser. 2021-A, 5.00%, due 11/1/2035	320,475
750,000	Guam Gov't. Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2042	862,479	(e)
		1,506,315
Hawaii 0.6%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250,000	Ser. 2015-A, 5.00%, due 1/1/2035	265,423	(b)
500,000	Ser. 2015-A, 5.00%, due 1/1/2045	524,522	(b)
		789,945
Illinois 9.9%
	Chicago G.O.
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,234,347
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	630,966
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	229,741
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	600,669
500,000	Chicago Ref. G.O., Ser. 2012-C, 5.00%, due 1/1/2024	509,230
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	177,065
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	571,431
400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	460,443	(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	500,118
	Illinois St. G.O.
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,474,066
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,367,823	(c)
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	958,548
485,000	Ser. 2016, 5.00%, due 2/1/2026	578,847
140,000	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	147,263

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Metro. Pier & Exposition Au. Rev. Ref. (Mccormick Place Expansion Proj.), Ser. 2022-A, 4.00%, due 6/15/2052	$1,147,015	(e)
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	539,610	(b)
		13,127,182
Indiana 0.6%
665,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/23	736,082
Iowa 2.7%
400,000	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	429,440
	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.)
1,160,000	Ser. 2020, 5.00%, due 10/1/2029	1,503,454
1,220,000	Ser. 2020, 5.00%, due 10/1/2030	1,610,985
		3,543,879
Kansas 0.8%
	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.)
310,000	Ser. 2019, 3.60%, due 6/1/2030	314,134
700,000	Ser. 2021, 3.50%, due 6/1/2034	700,923
		1,015,057
Kentucky 1.7%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	441,196
435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	489,954
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,114,099
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	218,073
		2,263,322
Louisiana 1.4%
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	445,054	(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	329,871	(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	597,942
500,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Ser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	511,970
		1,884,837
Maine 0.2%
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	231,120	(b)
Maryland 1.0%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	263,860	(b)
1,000,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	1,014,071
		1,277,931
Michigan 1.9%
950,000	Detroit Social Bonds G.O., Ser. 2021-A, 4.00%, due 4/1/2042	1,079,795
1,000,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,025,731

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	$400,607
		2,506,133
Minnesota 0.7%
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	540,252
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	327,422
		867,674
Missouri 0.3%
355,000	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/2045	380,384
Montana 1.1%
1,515,000	Mizuho Floater/Residual Trust, (LOC: Mizuho Cap. Markets LLC), Ser. 2021, 0.27%, due 6/1/2034	1,515,000	(a)(b)
Nevada 0.4%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	555,931	(b)
New Hampshire 0.6%
750,000	Nat'l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	806,457	(b)
New Jersey 5.5%
	Atlantic City G.O. Ref.
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	238,857
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	243,600
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	407,043
250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	295,920
750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	930,111
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,538,769	(c)
1,000,000	Ser. 2017, 5.00%, due 10/1/2028	1,254,844
1,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	1,431,475
	Newark Board of Ed. G.O. (Sustainability Bonds)
300,000	Ser. 2021, (BAM Insured), 5.00%, due 7/15/2030	399,869
500,000	Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	549,032
		7,289,520
New Mexico 0.3%
443,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	452,329	(b)
New York 4.1%
1,000,000	Metro. Trans. Au. Rev., Ser. 2012-E, 4.00%, due 11/15/2038	1,041,816
300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	345,691
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	955,605	(b)
1,000,000	New York St. Trans. Dev. Corp. Exempt Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	1,179,696
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	627,030

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	$43,528
	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.)
500,000	Ser. 2016, 5.00%, due 8/1/2031	501,062
200,000	Ser. 2021, 3.00%, due 8/1/2031	216,523
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	501,175
		5,412,126
North Carolina 0.8%
250,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037 Pre-Refunded 3/1/22	256,925
250,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	282,477
500,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	567,370
		1,106,772
Ohio 7.7%
550,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2035	666,095
3,365,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	3,957,581
800,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (HUD Section 8 Insured), 2.00%, due 12/1/2031	818,425
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC Proj.), Ser. 2019-D, 5.00%, due 7/1/2049	588,424	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,179,056	(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,593,684
750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	838,329
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,417
365,000	So. Ohio Port. Exempt Fac. Au. Rev. (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	425,870	(b)
		10,317,881
Oklahoma 0.5%
200,000	Muskogee Co. City Trust Port Au. IDR (Metals USA, Inc. Proj.), (LOC: Bank of America N.A.), Ser. 1998, 0.04%, due 5/1/2023	200,000	(a)
325,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	402,738
		602,738
Oregon 0.7%
750,000	Yamhill Co. Hosp. Au. Ref. (Friendsview), Ser. 2021-A, 5.00%, due 11/15/2056	877,472
Pennsylvania 1.0%
200,000	Luzerne Co. G.O. Ref, Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	248,389
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	877,132
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	236,000	(b)(d)
		1,361,521

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Puerto Rico 4.8%
$1,475,000	Puerto Rico Commonwealth G.O. Ref. (Pub. Imp.), Ser. 2012-A, 5.00%, due 7/1/2022	$1,320,125	(d)
2,500,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	2,446,875	(d)
2,260,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	2,635,228
		6,402,228
Rhode Island 0.8%
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
295,000	Ser. 2013-A, 3.25%, due 12/1/2022	295,590
675,000	Ser. 2017-A, 5.00%, due 12/1/2024	773,148
		1,068,738
South Carolina 1.2%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	526,772
150,000	South Carolina Jobs-Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	153,469
500,000	South Carolina Jobs-Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	447,935	(b)
300,000	South Carolina Jobs-Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Last Step Recycling LLC, Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	315,533	(b)
500,000	South Carolina Jobs-Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	200,000	(b)(d)
		1,643,709
Texas 6.8%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	836,010
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	419,455
400,000	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/2030	451,003
2,300,000	Houston Utils. Sys. Rev. Ref. (First Lien), (LOC: Barclays Bank PLC), Ser. 2018-C, 0.03%, due 5/15/2034	2,300,000	(a)
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583	(b)(d)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	527,122	(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	399,265
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	430,000
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	310,614	(b)
700,000	Tender Option Bond Trust Receipts/Cert., (LOC: Deutsche Bank A.G.), Ser. 2021, 0.28%, due 1/1/2061	700,000	(a)(b)
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	569,837
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,298,864
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	840,158
		9,105,911
Utah 1.9%
750,000	Mida Mountain Village Pub. Infrastructure Dist. Spec. Assessment (Mountain Village Assessment Area Number 2), Ser. 2021, 4.00%, due 8/1/2050	795,360	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Utah Infrastructure Agcy. Telecommunication Rev.
$600,000	Ser. 2019, 4.00%, due 10/15/2036	$699,950
1,000,000	Ser. 2021, 3.00%, due 10/15/2045	1,040,435
		2,535,745
Vermont 0.9%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	599,468	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
360,000	Ser. 2013-A, 3.90%, due 6/15/2022	368,180
235,000	Ser. 2015-A, 4.13%, due 6/15/2028	251,437
		1,219,085
Virginia 0.5%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035	427,754	(b)
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	220,211	(b)
		647,965
Washington 0.4%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	596,273
West Virginia 0.4%
400,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2043	491,524
Wisconsin 2.4%
300,000	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	327,956	(b)
750,000	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	848,383
500,000	Pub. Fin. Au. Hosp. Rev. Ref. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	582,406
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	411,195
500,000	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/2048	401,997	(b)
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	588,364	(b)
		3,160,301
Wyoming 0.7%
1,000,000	Lincoln Co. PCR Ref. (PacifiCorp.), Ser. 1994, 0.04%, due 11/1/2024	1,000,000	(a)
Other 0.1%
200,000	JPMorgan Chase Putters/Drivers Trust Var. Sts. Rev. (Putters), (LOC: JP Morgan Chase Bank N.A.), Ser. 2019, 0.19%, due 3/20/2024	200,000	(a)(b)

	Total Municipal Notes (Cost $121,807,949)	129,164,728

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds 4.4%
92,457	VanEck Vectors High-Yield Municipal Index ETF (Cost $5,489,457)	$5,905,229

	Total Investments 101.4% (Cost $127,297,406)	135,069,957
	Liabilities Less Other Assets (1.4)%	(1,850,896)
	Net Assets 100.0%	133,219,061

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2021.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $25,449,404, which represents 19.1% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $5,171,374.
(d)	Defaulted security.
(e)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $2,009,494, which represents 1.5% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$129,164,728	$—	$129,164,728
Exchange-Traded Funds	5,905,229	—	—	5,905,229
Total Investments	$5,905,229	$129,164,728	$—	$135,069,957

(a) The Schedule of Investments provides information on the state/territory or industry categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 97.1%
Alabama 0.9%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$705,564	(a)
Arkansas 0.4%
315,000	Russellville City Wtr. & Swr. Rev., Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	357,211
California 1.9%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	308,627
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	1,044,195
200,000	San Diego Assoc. of Gov't. Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	222,031
		1,574,853
Colorado 0.3%
200,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	230,901	(b)
Connecticut 0.6%
500,000	Waterbury Hsg. Au. Multi-Family Hsg. Rev. (Exchange Place Proj.), Ser. 2020, 0.40%, due 2/1/2023 Putable 8/1/2022	500,048
District of Columbia 0.9%
625,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	711,223
Florida 2.3%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,495,565
275,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	371,846
		1,867,411
Georgia 1.5%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,209,515
Illinois 2.5%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. Number # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,176,557
800,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	849,050
		2,025,607
Indiana 2.5%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	945,076
895,000	Ser. 2018, 5.00%, due 1/15/2026	1,067,733
		2,012,809
Kentucky 7.9%
	Breathitt Co. Sch. Dist. Fin. Corp. Rev.
210,000	Ser. 2021, 2.00%, due 4/1/2027	221,531
835,000	Ser. 2021, 2.00%, due 4/1/2029	874,492
	Daviess Co. Sch. Dist. Fin. Corp. Rev.
775,000	Ser. 2021-A, 5.00%, due 12/1/2027	972,763	(c)
900,000	Ser. 2021-A, 2.00%, due 12/1/2031	932,610	(c)
600,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2020-E1, 0.43%, due 12/1/2021	600,063

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Lewis Co. Sch. Dist. Fin. Corp. Rev.
$500,000	Ser. 2017-B, 2.00%, due 9/1/2022	$509,420
460,000	Ser. 2021-B, 2.00%, due 8/1/2024	479,814
585,000	Ser. 2021-B, 2.00%, due 8/1/2025	615,398
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,218,400
		6,424,491
Louisiana 3.5%
1,095,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,240,295
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	620,454
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	949,284	(a)
		2,810,033
Massachusetts 1.4%
500,000	Massachusetts HFA Rev., Ser. 2020-C-2, (HUD Section 8 Insured), 0.50%, due 6/1/2023	500,536
600,000	Massachusetts Wtr. Res. Au., Ser. 2008-C-2, (SPA: Barclays Bank PLC), 0.03%, due 11/1/2026	600,000	(d)
		1,100,536
Michigan 8.4%
500,000	City of Detroit MI G.O., Ser. 2021-A, 4.00%, due 4/1/2040	571,402
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,169,588
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	602,910
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	806,809
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	324,508
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,071,155
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,281,541
785,000	Ser. 2018, 5.00%, due 5/1/2036	988,410
		6,816,323
Minnesota 0.3%
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	227,534	(b)
Mississippi 2.2%
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	542,547
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048	1,226,909
		1,769,456
Missouri 3.4%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,210,560
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	857,537
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	660,107
		2,728,204
New Jersey 1.1%
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	694,239

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$145,000	Newark Board of Ed. G.O. (Sustainability Bonds), Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	$159,219
		853,458
New York 18.0%
100,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	101,388
250,000	Buffalo Swr. Au. Env. Impact Rev. (Green Bond), Ser. 2021, (BAM Insured), 1.75%, due 6/15/2049	252,191	(f)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	219,961	(b)
	Metro. Trans. Au. Rev.
1,315,000	Ser. 2008-B-3, 5.00%, due 11/15/2023	1,454,254
1,000,000	Ser. 2016-B, 5.00%, due 11/15/2025	1,187,640
200,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2017-B, 5.00%, due 11/15/2023	221,182
450,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	469,634
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	169,709
1,000,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2029	1,303,541
	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds)
1,060,000	Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	1,066,314
825,000	Ser. 2021-F-1, 1.05%, due 5/1/2028	820,519
1,090,000	Ser. 2021-F-1, 1.25%, due 5/1/2029	1,085,398
1,355,000	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (201 Pearl Str Dev.), Ser. 2006-A, (LOC: Fannie Mae), 0.04%, due 10/15/2041	1,355,000	(d)
500,000	New York City Hsg. Dev. Corp. Rev., Ser.2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	508,367
	New York St. HFA Rev. (Affordable Hsg.)
425,000	Ser. 2018-I, 2.65%, due 5/1/2023	442,828
1,000,000	Ser. 2019-O, (SONYMA, FNMA/FHLMC Insured), 1.45%, due 5/1/2023	1,000,605
1,855,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	1,876,299
500,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	502,684
500,000	Rhinebeck Central Sch. Dist., Ser. 2021, 3.00%, due 6/15/2024	537,784
		14,575,298
North Carolina 1.6%
980,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	1,005,083
250,000	Scotland Co. Rev., Ser. 2018, 5.00%, due 12/1/2026	305,485
		1,310,568
North Dakota 0.6%
190,000	Cass Co. Jt. Wtr. Res. Dist., Ser. 2021-A, 0.48%, due 5/1/2024	190,380
300,000	City of Larimore ND G.O., Ser. 2021, 0.85%, due 5/1/2024	300,380
		490,760
Ohio 2.9%
1,000,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	1,017,665

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
$300,000	Ser. 2019-A, 5.00%, due 2/15/2022	$307,781
175,000	Ser. 2019-A, 5.00%, due 2/15/2023	187,894
400,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (HUD Section 8 Insured), 2.00%, due 12/1/2031	409,213
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC Proj.), Ser. 2019-D, 5.00%, due 7/1/2049	294,212	(b)
125,000	So. Ohio Port. Exempt Fac. Au. Rev. (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	145,846	(b)
		2,362,611
Oklahoma 2.9%
935,000	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	980,805
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	788,971
535,000	Tulsa Co. Ind. Au. Ed. Facs. Lease Rev. (Glenpool Pub. Sch. Proj.), Ser. 2017-A, 5.00%, due 9/1/2023	587,878
		2,357,654
Pennsylvania 6.4%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	372,025
565,000	Ser. 2018, 5.00%, due 6/1/2032	718,712
1,670,000	Butler Co. Gen. Au. Rev. (Iroquois Sch. Dist. Proj.), (SPA: PNC Bank N.A.), Ser. 2011, (AGM Insured), 0.03%, due 8/1/2031	1,670,000	(a)(d)
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	1,083,041
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	779,372
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	552,471
		5,175,621
South Carolina 3.3%
1,175,000	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref., Ser. 2020, 5.00%, due 12/1/2026	1,425,500
800,000	Newberry Investing in Children's Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	887,196
175,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	156,777	(b)
150,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Last Step Recycling LLC, Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	157,767	(b)
		2,627,240
Tennessee 2.9%
700,000	Metro. Govt. Nashville & Davidson Co. IDB Multi-Family Hsg. Ref. Rev. (Summit Apts. Proj.), Ser. 2006, (LOC: Fannie Mae), 0.05%, due 7/15/2036	700,000	(d)
	Tennessee Hsg. Dev. Agcy. Resedential Fin. Prog. Rev.
500,000	Ser. 2019, 3.25%, due 7/1/2032	539,538
1,070,000	Ser. 2021-1, 1.80%, due 1/1/2031	1,100,639
		2,340,177
Texas 8.4%
410,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	460,049
850,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	930,405
500,000	New Caney Independent Sch. Dist., Ser. 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	513,541	(e)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,350,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	$1,783,374
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,268,927
500,000	West Travis Co. Pub. Utils. Agcy. Rev. Ref., Ser. 2017, (BAM Insured), 5.00%, due 8/15/2026	606,389
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,205,076
		6,767,761
Utah 1.2%
915,000	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	976,701
Virginia 2.0%
1,510,000	Virginia St. Hsg. Dev. Au., Ser. 2019 E, 2.90%, due 12/1/2038	1,621,069
Washington 0.7%
498,855	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	588,840
West Virginia 3.7%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	609,661
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	848,150
275,000	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.), Ser. 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	292,599
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,236,260
		2,986,670
Wisconsin 0.5%
395,000	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	406,170
	Total Investments 97.1% (Cost $74,731,920)	78,512,317
	Other Assets Less Liabilities 2.9%	2,381,594
	Net Assets 100.0%	$80,893,911

(a)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or delayed delivery securities with a total value of $3,324,848.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $1,432,998, which represents 1.8% of net assets of the Fund.
(c)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $1,905,373, which represents 2.4% of net assets of the Fund.
(d)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2021.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$78,512,317	$—	$78,512,317
Total Investments	$—	$78,512,317	$—	$78,512,317

(a)   The Schedule of Investments provides information on the state/territory categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 100.7%
Alabama 2.8%
$2,000,000	Black Belt Energy Gas Dist. Gas Supply Rev., Ser. 2017-A, (LOC: Royal Bank of Canada), 4.00%, due 8/1/2047 Putable 7/1/2022	$2,060,632
3,000,000	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 2014-A, 0.03%, due 12/1/2037	3,000,000	(a)
1,500,000	Lower Alabama Gas Dist. Rev. (Gas Proj. 2), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,712,469
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.17%, due 11/1/2035	100,000	(a)
		6,873,101
Arizona 1.5%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	576,199
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,054,412
2,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	2,014,170
		3,644,781
Arkansas 1.0%
460,000	Arkansas Dev. Fin. Au. Hlth. Care Rev. (Baptist Hlth.), Ser. 2019, 4.00%, due 12/1/2044	538,430
2,000,000	Mountain Home AR Sales & Use Tax Rev., Ser. 2021-B, 2.00%, due 9/1/2038	1,993,437	(b)
		2,531,867
California 7.5%
	California HFA Muni. Cert.
1,658,727	Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,973,216
497,631	Ser. 2021-1, Class A, 3.50%, due 11/20/2035	592,795
1,865,000	California St. G.O., Ser. 2020, 4.00%, due 11/1/2034	2,334,814
1,000,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	1,407,453
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	114,537
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	2,057,940
4,000,000	Deutsche Bank Spears/Lifers Trust Rev., Ser. 2021, (LOC: Deutsche Bank AG), 0.46%, due 10/1/2058	4,000,000	(a)(c)
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,355,831
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	485,432
2,170,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	2,927,458
645,000	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/2027	608,423
430,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	469,643
		18,327,542
Colorado 1.6%
1,250,000	Colorado Springs Utils. Rev. Ref. (Unrefunded), Ser. 2011-A, 5.00%, due 11/15/2026	1,267,188
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,103,475
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	870,253

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$440,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	$518,166
		3,759,082
Connecticut 2.2%
1,640,000	Connecticut HFA Hsg. Fin. Mtge. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	1,792,710
2,050,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	2,498,219
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	524,483
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	473,874
		5,289,286
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610,000	Ser. 2018, 5.00%, due 6/1/2027	745,932
500,000	Ser. 2018, 5.00%, due 6/1/2028	625,546
		1,371,478
District of Columbia 0.9%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460,000	Ser. 2011-A, 5.00%, due 10/1/2021	463,675
350,000	Ser. 2011-A, 5.00%, due 10/1/2022	370,023
	Washington Convention & Sports Au. Rev.
765,000	Ser. 2021-A, 5.00%, due 10/1/2027	960,614
310,000	Ser. 2021-A, 5.00%, due 10/1/2028	398,156
		2,192,468
Florida 4.6%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	800,110
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,135,090
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	868,289
	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group)
1,400,000	Ser. 2020-A, 5.00%, due 8/15/2031	1,821,980
1,000,000	Ser. 2020-A, 4.00%, due 8/15/2045	1,169,242
725,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Florida Hlth. Sciences Ctr.), Ser. 2020-A, 3.50%, due 8/1/2055	807,568
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	359,245
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,211,352
1,550,000	Miami-Dade Co. Hsg. Fin. Au. Rev. (Platform II LLC), Ser. 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,553,639
495,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	532,657
		11,259,172
Georgia 3.3%
1,645,000	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,720,071
	Muni. Elec. Au. of Georgia (Plant Vogtle Units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	628,362
200,000	Ser. 2019-A, 5.00%, due 1/1/2033	250,712
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290,000	Ser. 2014, 5.00%, due 4/1/2022	299,403
540,000	Ser. 2014, 5.00%, due 4/1/2025	607,904
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	894,601

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,500,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: JP Morgan Chase Bank N.A.), 0.21%, due 1/1/2026	$3,500,000	(a)(c)
		7,901,053
Guam 0.2%
500,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2042	574,986	(b)
Illinois 12.0%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033	587,619
200,000	Chicago Ref. G.O., Ser. 2020-A, 5.00%, due 1/1/2026	236,566
3,225,000	Coles Christian Clark Etc Cos. Comm. College Dist. No. 517 G.O., Ser. 2020, 5.00%, due 12/1/2022	3,428,265
1,000,000	Cook Co. Sch. Dist. No. 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/2030 Pre-Refunded 12/1/2021	1,016,664
1,000,000	Illinois Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.), Ser. 2020-A, 4.00%, due 12/15/2032	1,232,263
835,000	Illinois Fin. Au. Rev. (LOC Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), Ser. 2018, 4.00%, due 12/1/2038	968,051
	Illinois Fin. Au. Rev. (LOC Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.)
1,065,000	Ser. 2018, (BAM Insured), 5.00%, due 12/1/2029	1,361,554
20,000	Ser. 2018, (BAM Insured), 4.00%, due 12/1/2042	22,676
1,750,000	Illinois St., Ser. 2021-A, 5.00%, due 3/1/2046	2,222,265
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,225,781
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,216,788
	Illinois St. G.O.
2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	3,659,136
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,474,066
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,367,823
1,000,000	Metro. Pier & Exposition Au. Rev. (Mccormick Place Expansion Proj.), Ser. 2022-A, 4.00%, due 6/15/2052	1,147,015	(b)
	Peoria Co. Sch. Dist. No. 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	459,600
1,005,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,183,023
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,117,857
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	631,162
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	632,027
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	1,067,917
665,000	Ser. 2014, 5.00%, due 12/1/2028	764,310
		29,022,428
Indiana 1.2%
375,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	413,627
	Indiana St. Hsg. & CDA Single Family Mtge. Rev.
1,000,000	Ser. 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	1,053,222
295,000	Ser. 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	297,938
550,000	Ser. 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	558,230
500,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	610,039
		2,933,056

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Iowa 1.3%
$1,050,000	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2027	$1,307,745
1,205,000	Iowa St. Fin. Au. Single Family Mtge. Rev., Ser. 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	1,250,456
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	683,420
		3,241,621
Kansas 1.2%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305,000	Ser. 2018, 5.00%, due 9/1/2025	358,868
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,246,920
1,245,000	Wyandotte Co. – Kansas City Unified Gov't Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032 Pre-Refunded 9/1/2022	1,310,418
		2,916,206
Kentucky 0.7%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,589,519
Louisiana 0.3%
750,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	794,483
Maryland 0.9%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	263,860	(c)
1,825,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	1,850,679
		2,114,539
Massachusetts 1.8%
1,200,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2021-G, 5.00%, due 7/1/2050	1,551,287
2,890,000	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2011-B, 5.00%, due 10/15/2035 Pre-Refunded 10/15/2021	2,918,663
		4,469,950
Michigan 1.5%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,124,572
730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	774,540
	Walled Lake Cons. Sch. Dist.
650,000	Ser. 2020, 5.00%, due 5/1/2032	874,163
675,000	Ser. 2020, 5.00%, due 5/1/2033	904,897
		3,678,172
Minnesota 0.4%
350,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	415,127
500,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	578,229
		993,356
Mississippi 1.7%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,542,210
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	387,149
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,213,905
		4,143,264

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Missouri 1.2%
$2,000,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	$2,124,119
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
390,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	409,822
450,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	471,022
		3,004,963
Montana 0.7%
	Mizuho Floater/Residual Trust
500,000	Ser. 2021, (LOC: Mizuho Cap. Markets LLC), 0.27%, due 6/1/2034	500,000	(a)(c)
1,105,000	Ser. 2021, (LOC: Mizuho Cap. Markets LLC), 0.27%, due 6/1/2034	1,105,000	(a)(c)
		1,605,000
Nevada 0.3%
500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	643,179
New Jersey 4.8%
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,403,751
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,882,266
3,430,000	New Jersey St. G.O., Ser. 2020-A, 4.00%, due 6/1/2032	4,396,443
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	765,614
1,000,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref, Ser. 2018-A, 5.00%, due 12/15/2032	1,263,182
200,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/15/2028	255,676
350,000	New Jersey St. Turnpike. Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	418,508
750,000	Newark G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2027	930,040
295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	316,044
		11,631,524
New York 12.1%
390,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	445,571
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,386,023
	Long Beach, G.O.
335,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2021	338,610
520,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	560,591
	Long Island Pwr. Au. Elec. Sys. Gen. Rev.
800,000	Ser. 2020-A, 5.00%, due 9/1/2033	1,071,364
450,000	Ser. 2020-A, 5.00%, due 9/1/2034	600,316
	Metro. Trans. Au. Rev.
895,000	Ser. 2012-E, 4.00%, due 11/15/2038	932,425
3,000,000	Ser. 2020-A-1, 5.00%, due 2/1/2023	3,212,335
500,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-E, 4.00%, due 11/15/2045	585,716
1,000,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,156,710
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	587,489
900,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2028	1,146,743
2,475,000	New York City Hsg. Dev. Corp. Rev., Ser.2020-C, 2.15%, due 8/1/2035	2,516,416

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	New York City IDA Rev. (Yankee Stadium LLC), Ser. 2020, 4.00%, due 3/1/2045	$1,152,074
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
100,000	Ser. 2015-C, 5.00%, due 11/1/2027	117,471
1,850,000	Subser. 2016-A-1, 4.00%, due 5/1/2031	2,133,803
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	399,607
600,000	Ser. 2019, 5.00%, due 12/1/2038	771,238
300,000	Ser. 2019, 5.00%, due 12/1/2039	384,217
	New York G.O.
65,000	Ser. 2018 E-1, 5.00%, due 3/1/2031	82,239
1,000,000	Subser. 2018-F-1, 5.00%, due 4/1/2034	1,252,456
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	901,075
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	881,496
1,605,000	New York St. Urban Dev. Corp. Rev., Ser. 2020-E, 5.00%, due 3/15/2029	2,114,808	(d)
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	573,683
1,000,000	Suffolk Co. G.O., Ser. 2021-II, 2.00%, due 8/19/2021	1,000,832
2,500,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	2,625,410
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	528,188
		29,458,906
North Carolina 1.3%
100,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	112,991
750,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	851,054
2,000,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	2,235,012
		3,199,057
Ohio 3.6%
1,000,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	1,209,614
3,980,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	4,680,883
1,515,000	Dayton Metro Library G.O. (Library Impt.), Ser. 2013-A, 5.00%, due 12/1/2028 Pre-Refunded 12/1/2021	1,539,626
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	1,060,066
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,417
		8,740,606
Oklahoma 1.8%
2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	2,473,759
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,903,327
		4,377,086
Pennsylvania 7.1%
2,675,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,516,845	(d)

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
$940,000	Ser. 2017, 5.00%, due 11/1/2028	$1,170,840
500,000	Ser. 2017, 5.00%, due 11/1/2029	618,995
500,000	Ser. 2017, 5.00%, due 11/1/2030	615,794
	Luzerne Co. G.O. Ref
500,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	589,006
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	186,292
300,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	353,404
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	84,807
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
450,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	530,105
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	626,176
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	297,106
1,000,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,172,449
350,000	Pennsylvania St. Turnpike Commission Rev., Ser. 2021-A, 4.00%, due 12/1/2050	412,975
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,459,592
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400,000	Subser. 2019-A, 5.00%, due 12/1/2033	522,340
800,000	Subser. 2019-A, 4.00%, due 12/1/2049	938,602
1,690,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	2,232,206
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	948,484
		17,276,018
Puerto Rico 0.7%
1,391,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,621,948
Rhode Island 1.1%
500,000	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	514,447
625,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	649,003
1,410,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	1,424,718
		2,588,168
South Carolina 0.9%
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,291,598
Tennessee 2.1%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	762,065
1,890,000	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev., Ser. 2019-2, 3.00%, due 7/1/2039	2,032,355
1,500,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,703,973
405,000	Tennessee St. G.O., Ser. 2019-A, 5.00%, due 9/1/2035	508,109
		5,006,502
Texas 7.8%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	727,923
2,500,000	Collin Co. Comm. College Dist. G.O., Ser. 2020-A, 5.00%, due 8/15/2030	3,332,924
2,700,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	2,966,587
2,300,000	Houston TX Utils. Sys. Rev. (First Lien), Ser. 2018-C, (LOC: Barclays Bank PLC), 0.04%, due 5/15/2034	2,300,000	(e)

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	$313,892
1,250,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,365,351
125,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	132,169
1,290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	1,532,313
700,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	911,365
1,420,000	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026	1,454,218
1,700,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2021, (LOC: Deutsche Bank AG), 0.28%, due 1/1/2061	1,700,000	(a)(c)
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,298,864
980,000	Texas St., Ser. 2020, 4.00%, due 8/26/2021	982,592
		19,018,198
Utah 1.4%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	829,723
380,000	Ser. 2018, 5.00%, due 5/1/2034	475,307
	Utah Infrastructure Agcy. Telecommunication Rev.
200,000	Ser. 2019-A, 4.00%, due 10/15/2036	233,317
500,000	Ser. 2021-A, 4.00%, due 10/15/2038	589,070
265,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	304,967
970,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,042,860
		3,475,244
Virginia 1.0%
2,000,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027	2,439,316
Washington 0.6%
	North Thurston Pub. Sch. G.O.
85,000	Ser. 2016, 4.00%, due 12/1/2028	98,949
150,000	Ser. 2016, 4.00%, due 12/1/2029	173,683
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800,000	Ser. 2016, 4.00%, due 12/1/2029	928,376
225,000	Ser. 2016, 4.00%, due 12/1/2030	260,636
		1,461,644
West Virginia 0.9%
1,170,000	Monongalia Co. Bldg. Commission Lease Rev. Ref., Ser. 2021, 2.00%, due 2/1/2034	1,194,631
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	893,784
		2,088,415
Wisconsin 2.1%
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	582,407
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	588,364	(c)
565,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.20%, due 6/15/2045	565,000	(a)(c)
1,000,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,147,616

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Wisconsin St. Hsg. & Econ. Dev. Au. Home Ownership Rev.
$675,000	Ser. 2021-A, 1.25%, due 3/1/2028	$680,790
720,000	Ser. 2021-A, 1.35%, due 9/1/2028	727,679
700,000	Ser. 2021-A, 1.45%, due 3/1/2029	708,634
		5,000,490
	Total Investments 100.7% (Cost $231,616,409)	244,549,272
	Liabilities Less Other Assets (0.7)%	(1,655,033)
	Net Assets 100.0%	$242,894,239

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2021.
(b)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $3,715,438, which represents 1.5% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $12,222,224, which represents 5.0% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $5,631,653.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$244,549,272	$—	$244,549,272
Total Investments	$—	$244,549,272	$—	$244,549,272

(a) The Schedule of Investments provides information on the state/territory categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 5.2%
$1,558,760	U.S. Treasury Inflation-Indexed Bond, 0.13%, due 7/15/2030	$1,770,654	(a)
2,780,000	U.S. Treasury Notes, 0.13%, due 2/28/2023 - 4/30/2023	2,778,685

	Total U.S. Treasury Obligations (Cost $4,513,375)	4,549,339
Mortgage-Backed Securities 32.2%
Collateralized Mortgage Obligations 12.7%
204,427	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	206,649	(b)(c)
847,230	Brass No. 10 PLC, Ser. 10A, Class A1, 0.67%, due 4/16/2069	848,456	(b)(c)
163,737	Connecticut Avenue Securities Trust, Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 2.39%, due 8/25/2031	164,947	(b)(d)
	Fannie Mae Connecticut Avenue Securities
836,917	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.09%, due 9/25/2028	879,037	(d)
255,230	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.39%, due 10/25/2028	268,019	(d)
870,715	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 1/25/2029	909,680	(d)
597,303	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 4/25/2029	620,803	(d)
215,452	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.44%, due 5/25/2029	225,802	(d)
293,206	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.09%, due 10/25/2029	301,177	(d)
725,270	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.29%, due 1/25/2030	740,028	(d)
745,058	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.34%, due 7/25/2030	753,417	(d)
	Freddie Mac Structured Agency Credit Risk Debt Notes
905,546	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.34%, due 7/25/2029	929,819	(d)
530,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.59%, due 3/25/2030	541,387	(d)
890,290	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, due 4/25/2030	911,036	(d)
71,341	Ser. 2018-HQA2, Class M1, (1M USD LIBOR + 0.75%), 0.84%, due 10/25/2048	71,341	(b)(d)
69,670	Ser. 2019-DNA2, Class M2, (1M USD LIBOR + 2.45%), 2.54%, due 3/25/2049	70,634	(b)(d)
596,364	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2021-DNA1, Class M1, (SOFR30A + 0.65%), 0.70%, due 1/25/2051	596,364	(b)(d)
425,751	GCAT Trust, Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	428,030	(b)(e)
34,663	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.23%, due 6/19/2034	36,079	(d)
538,049	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	546,135	(b)(c)
364,969	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	369,458	(b)(c)
643,317	Verus Securitization Trust, Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	643,632	(b)(c)
		11,061,930
Commercial Mortgage-Backed 19.2%
1,164,501	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,161,633
662,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	703,330	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$631,440	BBCMS Mortgage Trust, Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	$635,156
890,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	889,992	(b)
366,413	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.84%, due 11/15/2035	366,882	(b)(d)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (SOFR30A + 1.01%), 1.06%, due 2/15/2038	259,839	(b)(d)
	Citigroup Commercial Mortgage Trust
660,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	727,084
77,252	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	77,239
	Commercial Mortgage Trust
147,475	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	148,615
1,000,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,008,123
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,033,547
1,402,520	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	35,202	(c)(f)
634,945	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	665,185
5,415,166	Ser. 2014-UBS6, Class XA, 0.88%, due 12/10/2047	126,354	(c)(f)
	CSAIL Commercial Mortgage Trust
7,348,366	Ser. 2016-C5, Class XA, 0.94%, due 11/15/2048	239,275	(c)(f)
851,825	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	901,334
310,282	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	312,569
30,142	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	30,140
640,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	697,515	(b)(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	131,833	(c)(f)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,848,780	Ser. KW03, Class X1, 0.84%, due 6/25/2027	218,543	(c)(f)
3,422,557	Ser. K095, Class X1, 0.95%, due 6/25/2029	229,479	(c)(f)
5,289,586	Ser. K096, Class X1, 1.13%, due 7/25/2029	426,859	(c)(f)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	423,591	(c)(f)
	GS Mortgage Securities Trust
430,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.29%, due 6/15/2038	430,663	(b)(d)
730,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	732,940	(b)
500,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	511,971
64,338,757	Ser. 2013-GC13, Class XA, 0.07%, due 7/10/2046	90,731	(c)(f)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	105,318
697,000	VNDO Mortgage Trust, Ser. 2012-6AVE, Class E, 3.34%, due 11/15/2030	709,645	(b)(c)
	Wells Fargo Commercial Mortgage Trust
1,000,000	Ser. 2012-LC5, Class C, 4.69%, due 10/15/2045	1,033,162	(c)
258,558	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	259,824
4,051,804	Ser. 2019-C52, Class XA, 1.61%, due 8/15/2052	410,669	(c)(f)
910,000	WFRBS Commercial Mortgage Trust, Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	988,595
		16,722,837
Fannie Mae 0.2%
139,418	Pass-Through Certificates, 4.50%, due 4/1/2039 – 5/1/2044	154,493
Freddie Mac 0.1%
101,204	Pass-Through Certificates, 4.50%, due 11/1/2039	112,722
	Total Mortgage-Backed Securities (Cost $28,421,601)	$28,051,982

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Corporate Bonds 48.6%
Advertising 0.2%
$130,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	137,925	(b)
Aerospace & Defense 1.9%
1,150,000	Boeing Co., 2.20%, due 2/4/2026	1,160,423
320,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	339,200	(b)
150,000	TransDigm, Inc., 6.25%, due 3/15/2026	157,313	(b)
		1,656,936
Agriculture 0.5%
465,000	BAT Capital Corp., 2.26%, due 3/25/2028	467,881
Airlines 3.3%
930,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	973,012	(b)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	129,388	(b)
465,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	499,875	(b)
200,000	United Airlines, Inc., 4.38%, due 4/15/2026	205,776	(b)
	United Continental Holdings, Inc.
150,000	4.25%, due 10/1/2022	152,250
850,000	4.88%, due 1/15/2025	871,250	(g)
		2,831,551
Auto Manufacturers 2.1%
	General Motors Financial Co., Inc.
470,000	2.75%, due 6/20/2025	496,854
300,000	2.70%, due 8/20/2027	314,421
200,000	Jaguar Land Rover Automotive PLC, 7.75%, due 10/15/2025	216,952	(b)
	Volkswagen Group of America Finance LLC
490,000	0.88%, due 11/22/2023	492,611	(b)
295,000	3.35%, due 5/13/2025	319,328	(b)
		1,840,166
Auto Parts & Equipment 0.1%
50,000	Meritor, Inc., 6.25%, due 6/1/2025	53,250	(b)
Banks 8.5%
450,000	Banco Santander SA, 2.75%, due 5/28/2025	474,739
550,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	603,793
930,000	Citigroup, Inc., 3.35%, due 4/24/2025	993,074	(h)
1,525,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.74%, due 11/29/2023	1,571,083	(d)
600,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	626,160	(h)
935,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	941,970	(h)
1,330,000	Morgan Stanley, (SOFR + 0.70%), 0.75%, due 1/20/2023	1,333,566	(d)
810,000	Wells Fargo & Co., 3.75%, due 1/24/2024	870,888	(g)
		7,415,273
Chemicals 1.1%
920,000	LYB International Finance III LLC, (3M USD LIBOR + 1.00%), 1.14%, due 10/1/2023	921,262	(d)
Commercial Services 0.2%
200,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	213,750	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Diversified Financial Services 2.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$700,000	4.50%, due 9/15/2023	$749,032
460,000	6.50%, due 7/15/2025	538,489
895,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	899,475	(b)(i)
		2,186,996
Electric 1.4%
980,000	NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/2023	983,530
340,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	226,100	(b)
		1,209,630
Entertainment 1.0%
195,000	Cinemark USA, Inc., 8.75%, due 5/1/2025	208,143	(b)
200,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	208,304	(b)
205,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	208,331	(b)
80,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	80,400	(b)
185,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	197,488	(b)
		902,666
Food Service 0.6%
	Aramark Services, Inc.
200,000	5.00%, due 4/1/2025	205,250	(b)(g)
280,000	6.38%, due 5/1/2025	295,442	(b)
		500,692
Gas 1.4%
430,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.50%, due 3/9/2023	430,112	(d)
815,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.63%, due 3/2/2023	815,189	(d)
		1,245,301
Housewares 0.2%
155,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	165,075	(b)
Leisure Time 1.3%
	Carnival Corp.
635,000	10.50%, due 2/1/2026	727,063	(b)
225,000	5.75%, due 3/1/2027	228,656	(b)
170,000	NCL Corp. Ltd., 12.25%, due 5/15/2024	200,600	(b)
		1,156,319
Lodging 0.2%
200,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	211,500	(b)
Machinery - Diversified 0.5%
465,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.59%, due 4/5/2023	465,033	(d)
Media 1.9%
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	397,288
280,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	295,400	(b)(g)
450,000	Fox Corp., 3.05%, due 4/7/2025	483,122
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	158,250
270,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	279,453	(b)
		1,613,513
Mining 0.3%
255,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	264,282	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Miscellaneous Manufacturer 2.0%
$1,730,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.12%, due 3/15/2023	$1,751,252	(d)
Oil & Gas 2.6%
220,000	Apache Corp., 4.63%, due 11/15/2025	236,500
1,090,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.78%, due 9/19/2022	1,096,427	(d)
170,000	Occidental Petroleum Corp., 5.50%, due 12/1/2025	187,000
75,000	PDC Energy, Inc., 5.75%, due 5/15/2026	77,481
450,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.77%, due 3/11/2022	452,902	(d)
200,000	Range Resources Corp., 9.25%, due 2/1/2026	217,002
		2,267,312
Oil & Gas Services 0.1%
120,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	125,683
Pharmaceuticals 2.5%
1,730,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.80%, due 11/21/2022	1,741,022	(d)
330,000	Upjohn, Inc., 1.65%, due 6/22/2025	335,805	(b)
130,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	132,762	(b)
		2,209,589
Pipelines 3.0%
290,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	312,208	(b)
115,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	125,244	(b)
130,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	129,025
540,000	MPLX L.P., 4.88%, due 6/1/2025	611,633
	New Fortress Energy, Inc.
200,000	6.75%, due 9/15/2025	204,004	(b)
570,000	6.50%, due 9/30/2026	575,826	(b)
75,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	78,171	(b)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
420,000	5.50%, due 9/15/2024	425,317	(b)
120,000	7.50%, due 10/1/2025	130,200	(b)
		2,591,628
Real Estate 0.2%
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 6/15/2025	199,337	(b)
Real Estate Investment Trusts 1.0%
515,000	American Tower Corp., 1.60%, due 4/15/2026	522,938
100,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	106,250	(b)
200,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	213,000	(b)
		842,188
Semiconductors 0.7%
600,000	Broadcom, Inc., 3.15%, due 11/15/2025	645,194
Software 2.7%
110,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	115,500	(b)
460,000	Infor, Inc., 1.45%, due 7/15/2023	465,610	(b)
1,300,000	Oracle Corp., 1.65%, due 3/25/2026	1,324,150
410,000	VMware, Inc., 1.00%, due 8/15/2024	411,311	(j)
		2,316,571

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Telecommunications 4.6%
	AT&T, Inc.
$400,000	(3M USD LIBOR + 0.89%), 1.04%, due 2/15/2023	$404,320	(d)
1,090,000	1.70%, due 3/25/2026	1,106,928
450,000	1.65%, due 2/1/2028	450,437
200,000	Numericable-SFR SA, 7.38%, due 5/1/2026	208,000	(b)
450,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	488,691
	Verizon Communications, Inc.
815,000	1.45%, due 3/20/2026	826,129
450,000	2.63%, due 8/15/2026	479,750
		3,964,255

	Total Corporate Bonds (Cost $41,820,610)	42,372,010

Asset-Backed Securities 7.4%
252,335	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	254,378	(b)
	CoreVest American Finance Trust
29,447	Ser. 2017-1, Class A, 2.97%, due 10/15/2049	29,496	(b)
100,000	Ser. 2017-1, Class B, 3.36%, due 10/15/2049	100,833	(b)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 2.78%, due 4/18/2031	972,909	(b)(d)
116,766	MVW LLC, Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	117,008	(b)
430,000	Navient Private Education Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	430,200	(b)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 4.03%, due 10/25/2032	1,002,410	(b)(d)
960,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	960,878	(b)
2,898	Prosper Marketplace Issuance Trust, Ser. 2019-4A, Class A, 2.48%, due 2/17/2026	2,900	(b)
	SoFi Professional Loan Program Trust
445,000	Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	446,229	(b)
490,000	Ser. 2018-C, Class BFX, 4.13%, due 1/25/2048	520,073	(b)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.33%, due 4/15/2033	501,066	(b)(d)
127,789	Verizon Owner Trust, Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	129,144
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 4.13%, due 7/19/2028	999,989	(b)(d)

	Total Asset-Backed Securities (Cost $6,266,399)	6,467,513

NUMBER OF SHARES

Exchange-Traded Funds 4.3%
135,430	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $3,670,306)	3,717,553

Short-Term Investments 3.9%
Investment Companies 3.9%
1,967,692	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	1,967,692	(l)
1,440,723	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	1,440,723	(m)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

	VALUE
Total Short-Term Investments (Cost $3,408,415)	$3,408,415

Total Investments 101.6% (Cost $88,100,706)	88,566,812
Liabilities Less Other Assets (1.6)%	(1,352,057	)(n)
Net Assets 100.0%	$87,214,755

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $27,341,397, which represents 31.3% of net assets of the Fund.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to $1,405,499 for the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Payment-in-kind (PIK) security.
(j)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $411,311, which represents 0.5% of net assets of the Fund.
(k)	Represents 7-day effective yield as of July 31, 2021.
(l)	All or a portion of this security is segregated in connection with obligations for futures and when-issued securities with a total value of $1,967,692.
(m)	Represents investment of cash collateral received from securities lending.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$74,548,067	85.5%
Cayman Islands	4,635,688	5.3%
United Kingdom	2,475,259	2.8%
Ireland	1,287,521	1.5%
Germany	811,939	1.0%
Spain	474,739	0.6%
Mexico	452,902	0.5%
Zambia	264,282	0.3%
France	208,000	0.2%
Short-Term Investments and Other Liabilities-Net	2,056,358	2.3%
	$87,214,755	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	236	U.S. Treasury Note, 2 Year	$52,074,875	$3,346
Total Long Positions			$52,074,875	$3,346

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	124	U.S. Treasury Note, 5 Year	$(15,431,219)	$(103,656)
9/2021	15	U.S. Treasury Note, 10 Year	(2,016,797)	(43,487)
9/2021	9	U.S. Treasury Note, Ultra 10 Year	(1,352,250)	(53,032)
9/2021	3	U.S. Treasury Ultra Bond	(598,594)	(25,875)
Total Short Positions			$(19,398,860)	$(226,050)
Total Futures				$(222,704)

At July 31, 2021, the Fund had $418,783 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,549,339	$—	$4,549,339
Mortgage-Backed Securities(a)	—	28,051,982	—	28,051,982
Corporate Bonds(a)	—	42,372,010	—	42,372,010
Asset-Backed Securities	—	6,467,513	—	6,467,513
Exchange-Traded Funds	3,717,553	—	—	3,717,553
Short-Term Investments	—	3,408,415	—	3,408,415
Total Investments	$3,717,553	$84,849,259	$—	$88,566,812

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$3,346	$—	$—	$3,346
Liabilities	(226,050)	—	—	(226,050)
Total	$(222,704)	$—	$—	$(222,704)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT(a)		VALUE

Loan Assignments(b) 6.8%
Aerospace & Defense 0.2%
1,260,603	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 4.50%, due 1/17/2027	$1,258,762	(c)
1,029,322	MHI Holdings, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 5.09%, due 9/21/2026	1,029,754
2,149,612	Peraton Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 2/1/2028 TransDigm, Inc.	2,146,259
142,825	Term Loan E, (1M USD LIBOR + 2.25%), 2.34%, due 5/30/2025	140,173
1,294,064	Term Loan F, (1M USD LIBOR + 2.25%), 2.34%, due 12/9/2025	1,270,267
		5,845,215
Air Transport 0.2%
1,620,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/20/2028 American Airlines, Inc.	1,663,335
364,973	Term Loan, (USD LIBOR + 2.00%), due 12/15/2023	355,849	(d)(e)
590,000	Term Loan B, (USD LIBOR + 1.75%), due 6/27/2025	547,839	(d)(e)
895,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	944,475
1,620,938	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 4/21/2028	1,621,553
		5,133,051
Automotive 0.2%
984,474	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/30/2026	975,703
811,514	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.34%, due 12/12/2025	809,485
2,154,600	First Brands Group, LLC, Term Loan, (1M USD LIBOR + 5.00%), 6.00%, due 3/30/2027	2,175,478
816,215	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 10/1/2025	805,506
851,001	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 2/5/2026	838,542
		5,604,714
Building & Development 0.2%
1,078,749	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 4/12/2028	1,075,038
874,085	CPG International Inc., Term Loan, (3M USD LIBOR + 2.50%), 3.25%, due 5/5/2024	871,900
442,879	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	442,326
1,076,862	White Cap Buyer LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.50%, due 10/19/2027	1,076,862
1,476,985	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.50%), 4.50%, due 12/19/2026	1,469,230
		4,935,356
Business Equipment & Services 0.9%
2,190,000	APX Group, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 7/10/2028	2,172,480

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,329,831	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%, 3M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	$1,327,198	(c)
909,976	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.09%, due 1/4/2026	898,601
1,089,326	Cyxtera DC Holdings, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	1,062,997
2,692,800	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	2,691,130
2,163,177	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.25%), 3.34%, due 2/6/2026	2,143,904
1,078,142	Endure Digital Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 2/10/2028	1,056,913
3,086,675	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 4.34%, due 10/30/2026	3,079,730
1,069,625	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	1,070,203
1,557,604	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	1,520,284
633,624	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 4/21/2027	620,685
294,263	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 11/30/2027	293,895
1,267,200	Presidio Holdings Inc., Term Loan B, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.60% - 3.63%, due 1/22/2027	1,258,494	(c)
3,196,109	Prime Security Services Borrower, LLC, Term Loan, (1M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%, 1Y USD LIBOR + 2.75%), 3.50%, due 9/23/2026	3,180,576	(c)
2,168,613	Tech Data Corporation, Term Loan, (1M USD LIBOR + 5.50%), 5.59%, due 6/30/2025	2,169,979
1,141,785	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 11/2/2026	1,139,411
1,545,496	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.85%, due 3/2/2027	1,529,794
489,215	West Corporation, Term Loan B1, (3M USD LIBOR + 3.50%), 4.50%, due 10/10/2024	471,970
922,274	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.85%, due 5/18/2025	895,104
		28,583,348
Cable & Satellite Television 0.2%
708,095	Altice Financing SA, Term Loan B, (1M USD LIBOR + 2.75%), 2.88%, due 7/15/2025	693,161
4,837,998	Altice France S.A., Term Loan B13, (3M USD LIBOR + 4.00%), 4.15%, due 8/14/2026	4,818,839
1,333,300	Radiate Holdco, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 9/25/2026	1,327,554
702,052	WideOpenWest Finance LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 8/18/2023	699,714
		7,539,268
Chemicals & Plastics 0.0%(f)
644,974	Diamond (BC) B.V., Term Loan, (2M USD LIBOR + 3.00%), 3.09%, due 9/6/2024	639,099
854,464	Solenis Holdings LLC, First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.14%, due 6/26/2025	852,567
		1,491,666

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Clothing - Textiles 0.0%(f)
$1,116,213	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/15/2024	$1,084,122
Containers & Glass Products 0.2%
1,007,475	Altium Packaging LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.25%, due 2/3/2028 Berlin Packaging LLC	996,504
779,593	First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.11% - 3.15%, due 11/7/2025	769,521	(c)
304,237	Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 3/5/2028	301,271
1,033,851	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/3/2024	999,764
1,978,854	Graham Packaging Company Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 8/4/2027 TricorBraun Holdings, Inc.	1,965,002
28,851	Term Loan DD, (3M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	28,544
855,100	Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	846,019
1,222,900	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.00%), 4.00%, due 10/17/2024	1,218,314
		7,124,939
Cosmetics - Toiletries 0.1%
3,228,608	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 4.50%, due 10/1/2026	3,228,608
Diversified Insurance 0.2%
1,134,300	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027 Hub International Limited	1,133,234
2,271,171	Term Loan B, (3M USD LIBOR + 2.75%), 2.86% - 2.88%, due 4/25/2025	2,236,285	(c)
2,163,150	Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 4/25/2025	2,157,569
		5,527,088
Drugs 0.1%
1,131,400	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 6/2/2025 ICON Luxembourg S.A.R.L.	1,122,915
1,753,191	Term Loan, (3M USD LIBOR + 2.50%), 3.00%, due 7/3/2028	1,748,808
436,809	Term Loan, (3M USD LIBOR + 2.50%), 3.00%, due 7/3/2028	435,717
		3,307,440
Electronics - Electrical 1.2%
4,266,036	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 2.25%, 3M USD LIBOR + 3.25%), 3.75% - 5.50%, due 9/19/2024	4,249,569	(c)
326,262	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	326,399
999,900	By Crown Parent, LLC, Term Loan B1, (1M USD LIBOR + 3.00%), 4.00%, due 2/2/2026	993,651
1,318,359	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/6/2026	1,303,527
2,004,850	Epicor Software Corporation, Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/30/2027	1,997,693

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$887,632	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	$887,312
1,899,807	Hyland Software, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	1,899,009
1,620,000	Ingram Micro Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 6/30/2028	1,620,000
	Ivanti Software, Inc.
394,013	Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	391,715
1,251,862	Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	1,249,259
1,929,678	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 9/30/2024	1,927,035
1,640,000	Polaris Newco LLC, Term Loan B, (6M USD LIBOR + 4.00%), 4.50%, due 6/2/2028	1,637,950
1,633,459	Poseidon Intermediate LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 8/18/2025	1,633,459
2,143,537	Project Alpha Intermediate Holding, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 4/26/2024	2,138,178
4,294,237	Rackspace Technology Global, Inc., Term Loan, (3M USD LIBOR + 2.75%), 3.50%, due 2/15/2028	4,239,400
1,167,903	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	1,158,420
1,048,676	Sirius Computer Solutions, Inc., Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 7/1/2026	1,044,178
1,164,150	Sophia, L.P., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 10/7/2027	1,162,485
2,329,643	Tibco Software Inc., Term Loan B3, (1M USD LIBOR + 3.75%), 3.85%, due 6/30/2026	2,307,815
1,410,886	Uber Technologies, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.59%, due 2/16/2027	1,404,537	(d)(e)
1,071,860	Ultimate Software Group Inc. (The), Term Loan, (3M USD LIBOR + 3.25%), 4.00%, due 5/4/2026	1,070,627
404,875	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 2/28/2027	400,826
1,149,457	ZoomInfo LLC, Term Loan B, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.09%, due 2/2/2026	1,146,939	(c)
		36,189,983
Financial Intermediaries 0.4%
1,766,174	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.59%, due 2/12/2027	1,744,097
	Asurion LLC
935,650	Term Loan B6, (1M USD LIBOR + 3.13%), 3.22%, due 11/3/2023	925,320
1,988,474	Term Loan B7, (1M USD LIBOR + 3.00%), 3.09%, due 11/3/2024	1,954,610
1,489,600	Term Loan B9, (1M USD LIBOR + 3.25%), 3.34%, due 7/31/2027	1,462,296	(d)(e)
701,475	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	701,040
1,077,300	Citadel Securities LP, Term Loan B, (1M USD LIBOR + 2.50%), 2.59%, due 2/2/2028	1,058,059
1,214,510	Edelman Financial Center, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 4/7/2028	1,210,963
1,159,182	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 9/24/2027	1,158,023

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Sedgwick Claims Management Services, Inc.
$1,616,709	Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 12/31/2025	$1,590,438
539,000	Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 9/3/2026	534,187
		12,339,033
Health Care 0.9%
	Agiliti Health, Inc.
686,225	Term Loan, (1M USD LIBOR + 2.75%), 2.88%, due 1/4/2026	678,505	(g)
407,532	Term Loan, (1M USD LIBOR + 2.75%), 3.50%, due 1/4/2026	405,494	(g)
3,198,385	Athenahealth, Inc., Term Loan B1, (3M USD LIBOR + 4.25%), 4.41%, due 2/11/2026	3,194,387
1,776,793	Aveanna Healthcare, LLC, Term Loan B, (USD LIBOR + 3.75%), due 6/30/2028	1,763,467	(d)(e)
1,386,683	Emerald TopCo Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.59% - 3.63%, due 7/24/2026	1,370,653	(c)
930,266	Ensemble RCM, LLC, Term Loan, (3M USD LIBOR + 3.75%), 3.88%, due 8/3/2026	928,815
2,251,789	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 10/10/2025	1,922,015
637,872	EyeCare Partners, LLC, Term Loan, (2M USD LIBOR + 3.75%), 3.86%, due 2/18/2027	630,116
1,095,750	Heartland Dental, LLC, First Lien Term Loan, (1M USD LIBOR + 3.50%), 3.59%, due 4/30/2025	1,081,560
1,620,000	MedRisk, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/10/2028	1,614,265
1,774,249	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	1,760,747
918,375	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 10/22/2026	914,362
511,417	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.00%), 3.10%, due 6/30/2025	509,074
964,601	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.84%, due 9/27/2024	960,858
728,760	Pearl Intermediate Parent LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.41%, due 2/14/2025	719,344
866,184	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 4.25%, due 2/14/2025	862,667
1,107,702	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 11/16/2025	1,097,888
1,681,707	Select Medical Corporation, Term Loan B, (1M USD LIBOR + 2.25%), 2.35%, due 3/6/2025	1,655,775
2,239,974	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	2,162,628
3,315,250	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 8/27/2025	3,306,133
		27,538,753
Industrial Equipment 0.2%
976,176	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 3.25%, due 8/1/2025	961,533
1,079,616	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	1,071,249
585,519	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.84%, due 6/26/2026	581,860

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,002,258	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.92%, due 3/29/2025	$990,792
703,570	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.15% - 4.20%, due 9/30/2026	701,812	(c)(g)
842,553	Pro Mach Group, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 3/7/2025	840,977
		5,148,223
Leisure Goods - Activities - Movies 0.2%
635,200	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.85%, due 3/1/2025	632,424
1,529,550	Carnival Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.75%, due 6/30/2025	1,517,130
781,890	Creative Artists Agency, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 11/26/2026	772,969
855,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	847,160
553,186	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.59%, due 5/22/2024	530,538
1,075,967	Life Time Fitness Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/16/2024	1,073,955
1,615,950	Playtika Holding Corp., Term Loan, (1M USD LIBOR + 2.75%), 2.84%, due 3/13/2028	1,602,829
768,194	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	760,512
		7,737,517
Lodging & Casinos 0.1%
	Caesars Resort Collection, LLC
953,490	First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.84%, due 12/23/2024	942,029
1,166,188	Term Loan B1, (1M USD LIBOR + 4.50%), 4.59%, due 7/21/2025	1,166,188
909,759	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	904,455
682,745	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 2.84%, due 8/14/2024	671,841
		3,684,513
Nonferrous Metals/Minerals 0.0%(f)
1,128,973	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 7/31/2026	1,109,927
Oil & Gas 0.4%
1,207,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	1,318,140
1,304,286	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,286,352
2,180,000	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/5/2028	2,166,026
1,345,440	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	1,319,648
1,142,699	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	1,132,986
2,179,943	Oryx Midstream Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.09%, due 5/22/2026	2,176,848
2,250,529	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.84%, due 3/11/2026	2,180,515

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,088,022	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 5.50%), 6.50%, due 9/27/2024	$1,086,967
		12,667,482
Property & Casualty Insurance 0.1%
1,902,155	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 5/9/2025	1,876,000
Radio & Television 0.0%(f)
1,337,874	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	1,332,442
Retailers (except food & drug) 0.2%
1,650,764	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 4.15%, due 2/7/2025	1,638,119
519,139	EG Group Limited, Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/31/2026	518,818
3,687,622	Great Outdoors Group, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.00%, due 3/6/2028	3,689,466
1,077,300	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	1,072,247
		6,918,650
Steel 0.0%(f)
650,991	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.09%, due 9/20/2024	645,568
785,429	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	777,575	(c)(g)
		1,423,143
Telecommunications 0.3%
1,514,629	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.34%, due 3/15/2027	1,488,986
474,813	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 10/2/2027	472,795
1,341,614	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 2.90%, due 5/31/2025	1,053,167
	Intelsat Jackson Holdings S.A.
641,383	Term Loan DIP, (3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	645,590
1,337,500	Term Loan B3, (1M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	1,356,105
2,176,645	Iridium Satellite LLC, Term Loan B, (1M USD LIBOR + 2.50%), 3.50%, due 11/4/2026	2,171,204
935,313	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	933,704
881,882	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.09%, due 3/9/2027	866,925
		8,988,476
Utilities 0.3%
1,083,032	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	958,483
972,183	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 12/13/2025	924,264
4,251,357	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	4,134,445	(c)
721,647	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	612,195

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Lonestar II Generation Holdings LLC
$926,348	Term Loan B, (1M USD LIBOR + 5.00%), 5.09%, due 4/20/2026	$919,984
121,086	Term Loan C, (1M USD LIBOR + 5.00%), 5.09%, due 4/20/2026	120,254
744,628	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	690,874
667,900	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.84%, due 7/8/2026	607,415
		8,967,914

	Total Loan Assignments (Cost $215,733,534)	215,326,871

U.S. Treasury Obligations 7.4%
$17,200,000	U.S. Treasury Bill, 0.01%, due 12/2/2021	17,197,086	(h)(i)
	U.S. Treasury Bonds
13,555,000	2.00%, due 2/15/2050	13,829,277
53,855,000	1.88%, due 2/15/2051	53,476,332
	U.S. Treasury Inflation-Indexed Bonds(j)
8,553,278	0.50%, due 1/15/2028	9,817,336
4,389,944	1.00%, due 2/15/2046	5,935,856
9,107,160	0.25%, due 2/15/2050	10,727,238
	U.S. Treasury Notes
43,260,000	0.88%, due 6/30/2026	43,652,044
44,260,000	1.25%, due 3/31/2028	45,084,688
32,325,000	1.63%, due 5/15/2031	33,511,934

	Total U.S. Treasury Obligations (Cost $228,386,937)	233,231,791

U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	3,143,389
Mortgage-Backed Securities 24.8%
Collateralized Mortgage Obligations 5.9%
	Connecticut Avenue Securities Trust
6,980,284	Ser. 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, due 6/25/2039	6,996,279	(b)(k)
1,938,720	Ser. 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, due 9/25/2039	1,945,556	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Fannie Mae Connecticut Avenue Securities
$4,551,770	Ser. 2017-C02, Class 2ED3, (1M USD LIBOR + 1.35%), 1.44%, due 9/25/2029	$4,581,157	(b)
18,956,222	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.09%, due 10/25/2029	19,471,566	(b)
979,613	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.29%, due 1/25/2030	999,547	(b)
447,062	Ser. 2017-C05, Class 1M2A, (1M USD LIBOR + 2.20%), 2.29%, due 1/25/2030	447,630	(b)
6,560,046	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.89%, due 2/25/2030	6,695,764	(b)
1,842,510	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 2.49%, due 5/25/2030	1,866,466	(b)
9,436,453	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.34%, due 7/25/2030	9,542,314	(b)
3,257,659	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.29%, due 8/25/2030	3,293,379	(b)
504,476	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.64%, due 12/25/2030	510,809	(b)
3,241,883	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.44%, due 1/25/2031	3,280,004	(b)
	Fannie Mae Interest Strip
9,604,296	Ser. 413, Class C26, 4.00%, due 10/25/2041	1,397,173	(l)
11,933,525	Ser. 418, Class C24, 4.00%, due 8/25/2043	1,917,889	(l)
	Fannie Mae Real Estate Mortgage Investment Conduits
3,315,918	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 6.61%, due 7/25/2041	194,775	(b)(l)
8,374,165	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 6.06%, due 6/25/2043	1,756,265	(b)(l)
11,410,622	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 6.01%, due 12/25/2044	2,104,764	(b)(l)
6,041,629	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 6.01%, due 3/25/2046	1,265,249	(b)(l)
5,233,861	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 5.91%, due 6/25/2046	1,013,292	(b)(l)
5,991,006	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 5.91%, due 9/25/2046	1,145,426	(b)(l)
9,224,357	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 5.91%, due 9/25/2046	2,169,306	(b)(l)
11,808,413	Ser. 2019-33, Class SN, (6.10% - 1M USD LIBOR), 6.01%, due 7/25/2049	2,195,737	(b)(l)
	Freddie Mac Real Estate Mortgage Investment Conduits
6,786,912	Ser. 4117, Class IO, 4.00%, due 10/15/2042	1,051,342	(l)
8,558,340	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 6.06%, due 1/15/2043	1,607,207	(b)(l)
4,419,636	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 6.06%, due 3/15/2045	809,017	(b)(l)
4,517,528	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 5.91%, due 10/15/2046	965,760	(b)(l)
7,349,530	Ser. 4994, Class LI, 4.00%, due 12/25/2048	1,337,784	(l)
6,367,956	Ser. 4953, Class BI, 4.50%, due 2/25/2050	1,155,211	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Freddie Mac Structured Agency Credit Risk Debt Notes
$5,470,813	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.34%, due 7/25/2029	$5,617,454	(b)
19,826,000	Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 3.54%, due 10/25/2029	20,538,279	(b)
16,454,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.59%, due 3/25/2030	16,807,519	(b)
2,324,051	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, due 4/25/2030	2,378,208	(b)
5,451,425	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 1.89%, due 7/25/2030	5,482,034	(b)
12,553,589	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.39%, due 9/25/2030	12,664,312	(b)
5,000,000	Ser. 2019-HQA1, Class B1, (1M USD LIBOR + 4.40%), 4.49%, due 2/25/2049	5,196,424	(b)(k)
13,232,000	Ser. 2019-DNA2, Class B1, (1M USD LIBOR + 4.35%), 4.44%, due 3/25/2049	13,762,571	(b)(k)
13,680,000	Ser. 2019-HQA2, Class B1, (1M USD LIBOR + 4.10%), 4.19%, due 4/25/2049	14,077,289	(b)(k)
	Government National Mortgage Association
2,594,515	Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 6.01%, due 12/16/2043	480,829	(b)(l)
10,760,999	Ser. 2015-144, Class HS, (6.20% - 1M USD LIBOR), 6.12%, due 10/20/2045	2,162,586	(b)(l)
7,754,740	Ser. 2015-187, Class AI, 4.50%, due 12/20/2045	1,160,535	(l)
10,702,580	Ser. 2017-112, Class KS, (6.20% - 1M USD LIBOR), 6.12%, due 7/20/2047	2,125,911	(b)(l)
19,518,832	Ser. 2031-30, Class DI, 2.50%, due 2/20/2051	2,338,676	(l)
286,489	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.32%), 0.41%, due 10/25/2036	282,688	(b)
		186,791,983
Commercial Mortgage-Backed 1.3%
	Citigroup Commercial Mortgage Trust
1,000,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	1,015,710	(k)
49,311,370	Ser. 2014-GC25, Class XA, 0.96%, due 10/10/2047	1,281,829	(l)(m)
28,080,984	Ser. 2015-GC27, Class XA, 1.33%, due 2/10/2048	1,096,461	(l)(m)
	Commercial Mortgage Trust
157,934	Ser. 2012-CR3, Class XA, 1.84%, due 10/15/2045	2,087	(l)(m)
6,200,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	6,250,364
30,402,742	Ser. 2014-CR16, Class XA, 0.96%, due 4/10/2047	699,205	(l)(m)
27,291,316	Ser. 2014-CR17, Class XA, 0.96%, due 5/10/2047	585,655	(l)(m)
39,745,129	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	997,575	(l)(m)
46,163,248	Ser. 2014-UBS6, Class XA, 0.88%, due 12/10/2047	1,077,141	(l)(m)
33,644,258	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.75%, due 6/15/2057	776,496	(l)(m)
	Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	6,623,537	(l)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	3,177,951	(l)(m)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	8,826,898	(l)(m)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,617,644	(l)(m)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	470,872	(l)(m)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	573,288	(l)(m)
	GS Mortgage Securities Trust
48,060	Ser. 2011-GC5, Class XA, 0.00%, due 8/10/2044	—	(k)(l)(m)
56,915,126	Ser. 2014-GC18, Class XA, 1.00%, due 1/10/2047	1,144,461	(l)(m)
43,831,514	Ser. 2015-GC30, Class XA, 0.74%, due 5/10/2050	1,056,226	(l)(m)
26,531	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.00%, due 7/15/2049	—	(k)(l)(m)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		WF-RBS Commercial Mortgage Trust
	$88,400	Ser. 2012-C6, Class XA, 2.12%, due 4/15/2045	$284	(k)(l)(m)
	102,868,000	Ser. 2013-C14, Class XB, 0.13%, due 6/15/2046	377,988	(l)(m)
	31,933,588	Ser. 2014-C21, Class XA, 1.03%, due 8/15/2047	792,834	(l)(m)
	54,797,206	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	1,235,633	(l)(m)
	15,662,282	Ser. 2014-C22, Class XA, 0.80%, due 9/15/2057	313,243	(l)(m)
			39,993,382
Ginnie Mae 3.5%
		Pass-Through Certificates
	503	7.00%, due 8/15/2032	605
	105,470,000	2.50%, TBA, 30 Year Maturity	109,651,720	(n)
			109,652,325
Uniform Mortgage-Backed Securities 14.1%
		Pass-Through Certificates
	41,365,000	2.00%, TBA, 30 Year Maturity	42,190,684	(n)
	310,185,000	2.50%, TBA, 30 Year Maturity	323,113,411	(n)
	77,075,000	3.00%, TBA, 30 Year Maturity	80,793,267	(n)
			446,097,362

		Total Mortgage-Backed Securities (Cost $804,633,428)	782,535,052

Corporate Bonds 50.4%
ABS Automobile 0.0%(f)
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	485,311	(k)
GBP	150,000	6.50%, due 1/31/2026	217,304	(o)
			702,615
ABS Miscellaneous 0.0%(f)
GBP	745,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	1,092,509	(o)
Advertising 0.4%
	$1,625,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,730,983	(k)
	2,045,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	2,100,011	(k)(p)
		Nielsen Finance LLC/Nielsen Finance Co.
	5,185,000	5.63%, due 10/1/2028	5,476,656	(k)
	2,630,000	5.88%, due 10/1/2030	2,879,590	(k)
			12,187,240
Aerospace & Defense 1.2%
	9,980,000	Boeing Co., 5.81%, due 5/1/2050	13,612,568	(q)
	150,000	Embraer Overseas Ltd., 5.70%, due 9/16/2023	160,335	(o)
		Rolls-Royce PLC
EUR	220,000	4.63%, due 2/16/2026	283,331	(o)
GBP	1,500,000	5.75%, due 10/15/2027	2,274,263	(o)
	$3,205,000	Science Applications Int'l Corp., 4.88%, due 4/1/2028	3,361,244	(k)
	2,680,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	2,840,800	(k)
		TransDigm, Inc.
	3,850,000	6.25%, due 3/15/2026	4,037,688	(k)
	1,935,000	6.38%, due 6/15/2026	2,000,306
	4,765,000	7.50%, due 3/15/2027	5,047,564
	4,485,000	5.50%, due 11/15/2027	4,630,763
			38,248,862

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Agriculture 0.5%
		BAT Capital Corp.
	$545,000	(3M USD LIBOR + 0.88%), 1.04%, due 8/15/2022	$548,236	(b)
	5,115,000	4.91%, due 4/2/2030	5,948,810
	9,060,000	3.73%, due 9/25/2040	9,098,127	(q)
	1,285,000	MHP SA, 7.75%, due 5/10/2024	1,384,649	(k)
			16,979,822
Air Transportation 0.9%
	1,680,000	Air Canada, 3.88%, due 8/15/2026	1,684,032	(k)(r)
		American Airlines Group, Inc.
	3,155,000	5.00%, due 6/1/2022	3,147,113	(k)
	380,000	3.75%, due 3/1/2025	338,196	(k)(p)
		American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	4,090,000	5.50%, due 4/20/2026	4,279,162	(k)
	3,330,000	5.75%, due 4/20/2029	3,592,004	(k)
	3,775,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	4,443,972
	270,932	United Airlines Pass Through Trust, Ser. 2020-1, Class B, 4.88%, due 1/15/2026	284,210
		United Airlines, Inc.
	8,755,000	4.38%, due 4/15/2026	9,007,844	(k)
	1,270,000	4.63%, due 4/15/2029	1,306,513	(k)
			28,083,046
Airlines 0.1%
	2,977,195	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,311,819
	650,000	Unity 1 Sukuk Ltd., 3.86%, due 11/30/2021	655,968	(o)
			3,967,787
Apparel 0.0%(f)
EUR	222,000	PVH Corp., 3.13%, due 12/15/2027	300,870	(o)
	$455,000	William Carter Co., 5.63%, due 3/15/2027	476,044	(k)
			776,914
Auto Loans 0.2%
		Ford Motor Credit Co. LLC
	5,480,000	4.39%, due 1/8/2026	5,945,800
	1,510,000	5.11%, due 5/3/2029	1,709,682
			7,655,482
Auto Manufacturers 0.1%
	750,000	BMW U.S. Capital LLC, (3M USD LIBOR + 0.50%), 0.66%, due 8/13/2021	750,153	(b)(k)
	500,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.06%, due 2/15/2022	502,263	(b)(k)
CAD	500,000	General Motors Financial of Canada Ltd., 1.75%, due 4/15/2026	399,928
EUR	220,000	Jaguar Land Rover Automotive PLC, 6.88%, due 11/15/2026	298,378	(o)
EUR	200,000	Stellantis NV, 4.50%, due 7/7/2028	299,011	(o)
	$1,135,000	Toyota Motor Credit Corp., (3M USD LIBOR + 0.15%), 0.30%, due 2/14/2022	1,135,707	(b)
	685,000	Volkswagen Group of America Finance LLC, (3M USD LIBOR + 0.94%), 1.11%, due 11/12/2021	686,709	(b)(k)
EUR	300,000	Volkswagen Int’l Finance NV, 3.88%, due 6/17/2029	401,682	(o)(s)(t)
			4,473,831
Auto Parts & Equipment 0.6%
	$2,465,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	2,680,589	(p)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$2,100,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	$2,268,000	(k)
	1,385,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,490,759	(k)
EUR	285,000	Faurecia SE, 3.75%, due 6/15/2028	356,155	(o)
		Goodyear Tire & Rubber Co.
	$2,760,000	9.50%, due 5/31/2025	3,055,872
	4,105,000	5.00%, due 7/15/2029	4,318,337	(k)
EUR	435,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.38%, due 5/15/2026	533,057	(o)
EUR	800,000	Schaeffler AG, 3.38%, due 10/12/2028	1,048,288	(o)
EUR	1,300,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	1,626,725	(o)
			17,377,782
Automakers 0.6%
		Ford Motor Co.
	$1,415,000	9.63%, due 4/22/2030	2,042,906
	365,000	7.45%, due 7/16/2031	483,118
	8,700,000	4.75%, due 1/15/2043	9,550,773	(q)
	5,545,000	5.29%, due 12/8/2046	6,345,560
EUR	590,000	Jaguar Land Rover Automotive PLC, 4.50%, due 1/15/2026	724,383	(o)
EUR	300,000	Renault SA, 2.00%, due 9/28/2026	355,404	(o)
			19,502,144
Banks 5.2%
	$500,000	ABN AMRO Bank NV, (3M USD LIBOR + 0.57%), 0.71%, due 8/27/2021	500,181	(b)(k)
	1,290,000	Akbank TAS, 6.80%, due 2/6/2026	1,366,045	(k)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	358,747	(o)
	$1,600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	1,744,000	(s)(t)
	200,000	Banco Bradesco SA, 3.20%, due 1/27/2025	204,600	(k)
	200,000	Banco Davivienda SA, 5.88%, due 7/9/2022	205,760	(o)
		Banco de Bogota SA
	1,310,000	6.25%, due 5/12/2026	1,433,140	(k)
	200,000	6.25%, due 5/12/2026	218,800	(o)
	90,000	Banco de Credito del Peru, 2.70%, due 1/11/2025	92,385	(k)
		Banco do Brasil SA
	200,000	3.88%, due 10/10/2022	205,602
	1,900,000	6.25%, due 4/15/2024	1,902,470	(o)(s)(t)
	1,090,000	9.00%, due 6/18/2024	1,215,361	(k)(p)(s)(t)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	213,502	(o)
	150,000	Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/2023	152,063	(o)
	215,000	Banco Mercantil del Norte SA, 6.75%, due 9/27/2024	230,372	(k)(s)(t)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	169,125	(k)
	2,600,000	Banco Santander SA, 7.50%, due 2/8/2024	2,853,760	(o)(s)(t)
	211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	221,075	(k)
	200,000	Bancolombia SA, 3.00%, due 1/29/2025	202,000
	1,080,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	1,122,682	(k)(s)
		Bank of America Corp.
	1,580,000	(3M USD LIBOR + 1.00%), 1.13%, due 4/24/2023	1,590,136	(b)
	156,000	Ser. JJ, 5.13%, due 6/20/2024	166,341	(s)(t)
	1,528,000	Ser. X, 6.25%, due 9/5/2024	1,688,440	(s)(t)
	1,090,000	Ser. FF, 5.88%, due 3/15/2028	1,252,137	(s)(t)
	2,865,000	Barclays PLC, 6.13%, due 12/15/2025	3,189,834	(s)(t)
	200,000	BBK BSC, 5.50%, due 7/9/2024	211,904	(o)
	200,000	BBVA Bancomer SA, 6.75%, due 9/30/2022	211,800	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		BNP Paribas SA
	$1,285,000	4.50%, due 2/25/2030	$1,315,519	(k)(p)(s)(t)
	675,000	4.63%, due 2/25/2031	701,865	(k)(s)(t)
		Citigroup, Inc.
	1,595,000	(3M USD LIBOR + 1.10%), 1.26%, due 5/17/2024	1,617,518	(b)
	1,320,000	Ser. U, 5.00%, due 9/12/2024	1,388,178	(s)(t)
	865,000	Ser. V, 4.70%, due 1/30/2025	895,880	(s)(t)
	480,000	Ser. W, 4.00%, due 12/10/2025	495,984	(s)(t)
		Citizens Financial Group, Inc.
	2,400,000	Ser. B, 6.00%, due 7/6/2023	2,505,600	(s)(t)
	1,203,000	Ser. C, 6.38%, due 4/6/2024	1,281,195	(s)(t)
	695,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	699,031	(o)(s)(t)
		Commerzbank AG
	1,400,000	7.00%, due 4/9/2025	1,517,250	(o)(s)(t)
EUR	200,000	6.13%, due 10/9/2025	260,901	(o)(s)(t)
	$8,990,000	Commonwealth Bank of Australia, 2.69%, due 3/11/2031	9,127,787	(k)
	206,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	213,230	(k)
	1,040,000	Credit Suisse AG, (SOFR + 0.45%), 0.48%, due 2/4/2022	1,041,490	(b)
		Credit Suisse Group AG
EUR	250,000	(3M EURIBOR + 1.00%), 0.45%, due 1/16/2026	299,466	(b)(o)
	$1,003,000	6.38%, due 8/21/2026	1,114,333	(k)(s)(t)
	3,180,000	5.25%, due 2/11/2027	3,335,025	(k)(s)(t)
	870,000	5.10%, due 1/24/2030	897,187	(k)(p)(s)(t)
	6,875,000	3.09%, due 5/14/2032	7,181,374	(k)(s)
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	213,529	(o)
EUR	200,000	Dexia Credit Local SA, 0.63%, due 1/17/2026	246,996	(o)
		DIB Sukuk Ltd.
	$200,000	3.63%, due 2/6/2023	207,753	(o)
	200,000	2.95%, due 1/16/2026	208,395	(o)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	213,484	(o)
	4,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	4,323,664	(o)(s)(t)
	1,793,000	Fifth Third Bancorp, Ser. H, 5.10%, due 6/30/2023	1,853,065	(s)(t)
	200,000	Finansbank AS, 4.88%, due 5/19/2022	204,002	(o)
		Goldman Sachs Group, Inc.
	1,570,000	(3M USD LIBOR + 1.60%), 1.74%, due 11/29/2023	1,617,442	(b)
EUR	300,000	1.38%, due 5/15/2024	365,522	(o)
	$509,000	Ser. Q, 5.50%, due 8/10/2024	559,086	(s)(t)
	736,000	Ser. R, 4.95%, due 2/10/2025	790,979	(s)(t)
	1,415,000	Ser. U, 3.65%, due 8/10/2026	1,421,367	(s)(t)
		Grupo Aval Ltd.
	200,000	4.75%, due 9/26/2022	204,358	(o)
	1,900,000	4.38%, due 2/4/2030	1,878,102	(k)
	289,000	Gulf Int'l Bank BSC, 3.50%, due 3/25/2022	293,566	(o)
		HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,523,212	(s)(t)
	10,535,000	6.00%, due 5/22/2027	11,641,175	(q)(s)(t)
	1,170,000	4.70%, due 3/9/2031	1,208,750	(p)(s)(t)
		Huntington Bancshares, Inc.
	1,643,000	Ser. E, 5.70%, due 4/15/2023	1,709,259	(s)(t)
	480,000	Ser. F, 5.63%, due 7/15/2030	561,600	(s)(t)
		ING Groep NV
	803,000	6.50%, due 4/16/2025	896,750	(s)(t)
	2,895,000	5.75%, due 11/16/2026	3,198,975	(s)(t)
EUR	221,000	Islandsbanki HF, 1.13%, due 1/19/2024	266,084	(o)(s)
	$200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	203,700	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		JPMorgan Chase & Co.
	$861,000	Ser. CC, 4.63%, due 11/1/2022	$872,882	(s)(t)
	1,610,000	(3M USD LIBOR + 0.90%), 1.03%, due 4/25/2023	1,621,901	(b)
	1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,505,258	(s)(t)
	792,000	Ser. HH, 4.60%, due 2/1/2025	819,720	(s)(t)
	1,390,000	Ser. KK, 3.65%, due 6/1/2026	1,403,031	(s)(t)
	291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 0.62%, due 10/1/2022	291,780	(b)
EUR	223,000	Landsbankinn HF, 0.50%, due 5/20/2024	267,150	(o)
		Lloyds Banking Group PLC
	$1,345,000	7.50%, due 6/27/2024	1,517,765	(s)(t)
	2,070,000	7.50%, due 9/27/2025	2,410,395	(s)(t)
	665,000	M&T Bank Corp., Ser. G, 5.00%, due 8/1/2024	710,320	(s)(t)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	213,757	(o)
		Morgan Stanley
	4,915,000	Ser. H, (3M USD LIBOR + 3.61%), 3.74%, due 10/15/2021	4,934,660	(b)(t)
	1,620,000	(SOFR + 0.70%), 0.75%, due 1/20/2023	1,624,343	(b)
	15,630,000	0.79%, due 1/22/2025	15,655,164	(s)
EUR	220,000	0.41%, due 10/29/2027	264,264	(s)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	257,511	(o)
		Natwest Group PLC
	$2,000,000	6.00%, due 12/29/2025	2,222,500	(s)(t)
	1,925,000	4.60%, due 6/28/2031	1,970,719	(s)(t)
	10,880,000	3.03%, due 11/28/2035	10,976,310	(q)(s)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	209,449	(o)
	200,000	QIB Sukuk Ltd., 3.25%, due 5/23/2022	203,957	(o)
	885,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 0.49%, due 1/17/2023	888,810	(b)
	200,000	Shinhan Bank Co. Ltd., 3.88%, due 12/7/2026	201,953	(o)(s)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,623,822	(o)(s)(t)
	1,110,000	Societe Generale SA, 4.75%, due 5/26/2026	1,146,075	(k)(s)(t)
	680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.53%, due 1/27/2023	683,265	(b)
	440,000	Truist Financial Corp., Ser. Q, 5.10%, due 3/1/2030	506,000	(s)(t)
	1,015,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.52%, due 12/9/2022	1,020,130	(b)
	825,000	UBS Group AG, 4.38%, due 2/10/2031	849,750	(k)(s)(t)
	3,551,000	UBS Group Funding AG, 6.88%, due 8/7/2025	4,067,500	(o)(s)(t)
		UniCredit SpA
	589,000	8.00%, due 6/3/2024	653,054	(o)(s)(t)
EUR	450,000	3.88%, due 6/3/2027	512,460	(o)(s)(t)
	$200,000	United Bank for Africa PLC, 7.75%, due 6/8/2022	206,360	(o)
	200,000	VakifBank, 5.50%, due 10/27/2021	201,758	(o)
		Wells Fargo & Co.
	1,423,000	(3M USD LIBOR + 1.23%), 1.36%, due 10/31/2023	1,441,647	(b)
	1,257,000	Ser. S, 5.90%, due 6/15/2024	1,355,021	(s)(t)
	1,480,000	Ser. BB, 3.90%, due 3/15/2026	1,536,447	(s)(t)
		Westpac Banking Corp.
	500,000	(3M USD LIBOR + 0.85%), 1.00%, due 8/19/2021	500,203	(b)
	440,000	(3M USD LIBOR + 0.39%), 0.52%, due 1/13/2023	442,246	(b)
			164,411,227
Beverages 0.0%(f)
EUR	200,000	AB InBev S.A., 2.88%, due 4/2/2032	294,154	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
EUR	575,000	Sunshine Mid BV, 6.50%, due 5/15/2026	$705,967	(o)
			1,000,121
Biotechnology 0.0%(f)
	$105,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52%), 0.67%, due 9/29/2023	105,060	(b)
Building & Construction 0.5%
	6,625,000	MDC Holdings, Inc., 6.00%, due 1/15/2043	8,765,206
		Taylor Morrison Communities, Inc.
	1,410,000	5.88%, due 6/15/2027	1,591,185	(k)
	2,940,000	5.75%, due 1/15/2028	3,311,175	(k)
	2,800,000	5.13%, due 8/1/2030	3,045,000	(k)
			16,712,566
Building Materials 0.4%
	525,000	Cemex SAB de CV, 5.20%, due 9/17/2030	574,875	(k)
	2,250,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	2,396,250	(k)
		Jeld-Wen, Inc.
	655,000	4.63%, due 12/15/2025	667,281	(k)
	1,835,000	4.88%, due 12/15/2027	1,903,813	(k)
	1,100,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,170,125	(k)
EUR	550,000	PCF GmbH, 4.75%, due 4/15/2026	670,346	(o)
		Standard Industries, Inc.
	$470,000	5.00%, due 2/15/2027	484,688	(k)
	1,210,000	4.75%, due 1/15/2028	1,259,501	(k)
	2,770,000	4.38%, due 7/15/2030	2,853,100	(k)
EUR	420,000	Victoria PLC, 3.75%, due 3/15/2028	508,712	(o)
	$200,000	Votorantim Cimentos Int'l SA, 7.25%, due 4/5/2041	274,286	(o)
			12,762,977
Cable & Satellite Television 1.4%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	3,210,000	5.00%, due 2/1/2028	3,365,685	(k)
	2,135,000	4.75%, due 3/1/2030	2,262,998	(k)
	6,075,000	4.50%, due 8/15/2030	6,378,750	(k)
	1,205,000	4.25%, due 2/1/2031	1,243,283	(k)
		CSC Holdings LLC
	3,125,000	7.50%, due 4/1/2028	3,408,266	(k)
	1,160,000	6.50%, due 2/1/2029	1,279,387	(k)
	10,935,000	5.75%, due 1/15/2030	11,396,348	(k)(q)
	270,000	4.13%, due 12/1/2030	270,675	(k)
	1,835,000	4.63%, due 12/1/2030	1,807,475	(k)
		DISH DBS Corp.
	2,255,000	7.75%, due 7/1/2026	2,573,519
	2,675,000	7.38%, due 7/1/2028	2,894,141
	2,275,000	5.13%, due 6/1/2029	2,255,207	(k)
		Radiate Holdco LLC/Radiate Finance, Inc.
	810,000	4.50%, due 9/15/2026	838,358	(k)
	2,015,000	6.50%, due 9/15/2028	2,093,948	(k)
EUR	1,085,000	United Group BV, 3.63%, due 2/15/2028	1,253,055	(o)
			43,321,095
Chemicals 0.5%
EUR	445,000	Ashland Services BV, 2.00%, due 1/30/2028	536,504	(o)
	$3,290,000	H.B. Fuller Co., 4.25%, due 10/15/2028	3,364,025
EUR	585,000	Kronos Int'l, Inc., 3.75%, due 9/15/2025	706,195	(o)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	223,540	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		NOVA Chemicals Corp.
	$1,190,000	4.88%, due 6/1/2024	$1,258,199	(k)
	3,925,000	5.25%, due 6/1/2027	4,229,187	(k)
	200,000	Sasol Financing Int'l Ltd., 4.50%, due 11/14/2022	204,600
	1,070,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	1,132,060
EUR	450,000	SGL Carbon SE, 4.63%, due 9/30/2024	544,435	(o)
	$1,940,000	Tronox, Inc., 4.63%, due 3/15/2029	1,971,525	(k)
	1,650,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	1,779,525	(k)
			15,949,795
Commercial Services 0.2%
	200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	209,771	(o)
	2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	2,110,030
	200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	200,264	(k)
	1,220,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	1,247,450	(k)
	1,115,000	United Rentals N.A., Inc., 5.25%, due 1/15/2030	1,220,055
			4,987,570
Consumer - Commercial Lease Financing 0.7%
	1,722,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,846,845	(k)(s)
	11,584,944	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	11,642,869	(k)(u)
EUR	680,000	LeasePlan Corp. NV, 7.38%, due 5/29/2024	902,076	(o)(s)(t)
	$2,945,000	OneMain Finance Corp., 3.50%, due 1/15/2027	2,996,537
		Springleaf Finance Corp.
	1,345,000	6.13%, due 3/15/2024	1,447,556
	400,000	8.88%, due 6/1/2025	439,992
	2,145,000	7.13%, due 3/15/2026	2,525,738
			21,801,613
Cosmetics - Personal Care 0.0%(f)
	900,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	924,750	(k)
Distribution - Wholesale 0.0%(f)
	796,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	835,800	(k)
Diversified Financial Services 1.0%
	10,915,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	12,051,038	(q)
	7,385,000	Air Lease Corp., 2.30%, due 2/1/2025	7,675,271	(q)
		Ally Financial, Inc.
	2,065,000	Ser. B, 4.70%, due 5/15/2026	2,159,990	(s)(t)
	725,000	Ser. C, 4.70%, due 5/15/2028	754,725	(s)(t)
		American Express Co.
	876,000	(3M USD LIBOR + 0.65%), 0.79%, due 2/27/2023	882,502	(b)
	1,810,000	3.55%, due 9/15/2026	1,819,050	(r)(s)(t)
		Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	207,000	(k)
	256,000	2.75%, due 1/11/2026	249,114	(k)
		Capital One Financial Corp.
	1,045,000	Ser. E, (3M USD LIBOR + 3.80%), 3.93%, due 9/1/2021	1,047,508	(b)(t)
	280,000	(3M USD LIBOR + 0.95%), 1.07%, due 3/9/2022	281,274	(b)
	1,795,000	Ser. M, 3.95%, due 9/1/2026	1,848,850	(s)(t)
	2,081,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	2,242,277	(s)(t)
	200,000	Haitong Int'l Securities Group Ltd., 3.13%, due 5/18/2025	208,983	(o)
	200,000	ICBCIL Finance Co. Ltd., 2.50%, due 9/29/2021	200,414	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$1,120,000	Intercontinental Exchange, Inc., (3M USD LIBOR + 0.65%), 0.77%, due 6/15/2023	$1,120,280	(b)
			32,748,276
Electric 1.2%
	1,500,000	1MDB Energy Ltd., 5.99%, due 5/11/2022	1,520,262	(o)
	1,095,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	1,102,238	(k)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	241,179	(o)(s)(t)
	6,300,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,443,640	(s)
	200,000	Comision Federal de Electricidad, 4.75%, due 2/23/2027	223,900	(o)
	525,000	Duke Energy Corp., (SOFR + 0.25%), 0.30%, due 6/10/2023	525,083	(b)
	325,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.39%, due 11/26/2021	325,186	(b)
EUR	200,000	Electricite de France SA, 3.38%, due 6/15/2030	252,375	(o)(s)(t)
	$700,000	Florida Power & Light Co., (3M USD LIBOR + 0.38%), 0.51%, due 7/28/2023	700,031	(b)
	178,000	Genneia SA, 8.75%, due 1/20/2022	172,304	(o)
		NRG Energy, Inc.
	580,000	7.25%, due 5/15/2026	603,316
	605,000	5.25%, due 6/15/2029	648,862	(k)
	200,000	Orazul Energy Egenor SCA, 5.63%, due 4/28/2027	202,500	(o)
		Pacific Gas & Electric Co.
	4,240,000	3.30%, due 8/1/2040	3,847,272
	8,460,000	4.30%, due 3/15/2045	8,009,275
	200,000	Pampa Energia SA, 7.38%, due 7/21/2023	192,002	(o)
	855,000	Southern California Edison Co., Ser. D, (3M USD LIBOR + 0.27%), 0.40%, due 12/3/2021	855,234	(b)
	11,305,000	Southern Co., Ser. B, 4.00%, due 1/15/2051	11,926,775	(q)(s)
			37,791,434
Electric - Generation 1.3%
		Calpine Corp.
	9,050,000	4.50%, due 2/15/2028	9,321,500	(k)(q)
	990,000	5.13%, due 3/15/2028	1,002,375	(k)
	5,195,000	4.63%, due 2/1/2029	5,123,569	(k)
	5,386,000	5.00%, due 2/1/2031	5,439,860	(k)
	1,465,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,494,300	(k)
	9,135,000	NRG Energy, Inc., 3.63%, due 2/15/2031	9,203,512	(k)(q)
		Vistra Operations Co. LLC
	6,230,000	5.00%, due 7/31/2027	6,432,475	(k)
	1,780,000	4.38%, due 5/1/2029	1,824,500	(k)
			39,842,091
Electric - Integrated 0.4%
		FirstEnergy Corp.
	2,155,000	Ser. C, 7.38%, due 11/15/2031	3,011,354
	4,755,000	Ser. C, 5.60%, due 7/15/2047	5,978,176
		Talen Energy Supply LLC
	2,855,000	10.50%, due 1/15/2026	1,898,575	(k)
	805,000	7.25%, due 5/15/2027	734,289	(k)
			11,622,394
Electronics 0.3%
		Honeywell Int'l, Inc.
	450,000	(3M USD LIBOR + 0.37%), 0.53%, due 8/8/2022	451,902	(b)
	260,000	(3M USD LIBOR + 0.23%), 0.38%, due 8/19/2022	260,039	(b)
EUR	400,000	Infineon Technologies AG, 3.63%, due 1/1/2028	527,055	(o)(s)(t)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$7,535,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	$7,849,209	(k)
			9,088,205
Energy - Alternate Sources 0.1%
	311,000	Azure Power Energy Ltd., 5.50%, due 11/3/2022	314,888	(o)
	610,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	681,681	(k)
	640,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	697,600	(k)
			1,694,169
Energy - Exploration & Production 1.1%
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	2,650,000	7.00%, due 11/1/2026	2,736,125	(k)
	735,000	9.00%, due 11/1/2027	1,006,950	(k)
	550,000	8.25%, due 12/31/2028	594,193	(k)
	1,475,000	5.88%, due 6/30/2029	1,452,875	(k)
		Comstock Resources, Inc.
	2,963,000	6.75%, due 3/1/2029	3,095,891	(k)
	1,630,000	5.88%, due 1/15/2030	1,639,861	(k)
		EQT Corp.
	6,175,000	3.90%, due 10/1/2027	6,692,156
	1,915,000	5.00%, due 1/15/2029	2,165,290
		Hilcorp Energy I L.P./Hilcorp Finance Co.
	510,000	6.25%, due 11/1/2028	532,313	(k)
	851,000	5.75%, due 2/1/2029	866,497	(k)
	938,000	6.00%, due 2/1/2031	978,920	(k)
	2,635,000	Matador Resources Co., 5.88%, due 9/15/2026	2,678,398
	3,795,000	Occidental Petroleum Corp., 4.30%, due 8/15/2039	3,762,610
	1,310,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,353,335
		Range Resources Corp.
	2,220,000	4.88%, due 5/15/2025	2,302,118
	1,205,000	9.25%, due 2/1/2026	1,307,437
	1,375,000	8.25%, due 1/15/2029	1,522,400	(k)
EUR	300,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	353,106	(o)(s)(t)
			35,040,475
Engineering & Construction 0.1%
	$410,000	China Minmetals Corp., 3.75%, due 11/13/2022	418,629	(o)(s)(t)
	1,050,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	1,123,500	(k)
			1,542,129
Environmental 0.2%
	5,135,000	GFL Environmental, Inc., 4.75%, due 6/15/2029	5,307,793	(k)
EUR	590,000	Paprec Holding SA, 4.00%, due 3/31/2025	711,397	(o)
			6,019,190
Food 0.7%
	$10,320,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	12,514,754	(k)(q)
	6,198,000	Sysco Corp., 6.60%, due 4/1/2050	9,890,939
			22,405,693
Food & Drug Retailers 0.1%
GBP	415,000	Bellis Finco PLC, 4.00%, due 2/16/2027	574,687	(k)
EUR	1,500,000	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	1,779,242	(o)
GBP	645,000	Iceland Bondco PLC, 4.63%, due 3/15/2025	874,177	(o)
			3,228,106

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Food - Wholesale 1.1%
		Kraft Heinz Foods Co.
	$2,360,000	5.20%, due 7/15/2045	$2,989,062
	4,085,000	4.38%, due 6/1/2046	4,706,938
	7,745,000	4.88%, due 10/1/2049	9,659,914	(q)
		Performance Food Group, Inc.
	280,000	6.88%, due 5/1/2025	297,850	(k)
	1,880,000	5.50%, due 10/15/2027	1,958,346	(k)
	4,050,000	Pilgrim's Pride Corp., 4.25%, due 4/15/2031	4,306,243	(k)
		Post Holdings, Inc.
	2,190,000	5.75%, due 3/1/2027	2,279,462	(k)
	3,465,000	5.63%, due 1/15/2028	3,646,912	(k)
	3,555,000	5.50%, due 12/15/2029	3,803,850	(k)
	1,415,000	4.63%, due 4/15/2030	1,441,531	(k)
			35,090,108
Forest Products & Paper 0.0%(f)
EUR	250,000	Sappi Papier Holding GmbH, 3.63%, due 3/15/2028	295,822	(o)
	$1,035,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	1,172,137
			1,467,959
Forestry & Paper 0.0%(f)
EUR	560,000	SpA Holdings 3 Oy, 3.63%, due 2/4/2028	671,736	(o)
Gaming 1.2%
		Caesars Entertainment, Inc.
	$1,145,000	6.25%, due 7/1/2025	1,207,975	(k)
	6,060,000	8.13%, due 7/1/2027	6,664,061	(k)
	4,830,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	4,869,392	(k)
	1,220,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,268,532	(k)
	385,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	393,663	(k)
	1,325,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	1,380,014	(k)
EUR	630,000	Playtech PLC, 4.25%, due 3/7/2026	765,086	(o)
EUR	1,075,000	Sazka Group AS, 3.88%, due 2/15/2027	1,283,640	(o)
		Scientific Games Int'l, Inc.
	$1,253,000	5.00%, due 10/15/2025	1,285,528	(k)
EUR	615,000	5.50%, due 2/15/2026	745,903	(o)
	$1,675,000	8.25%, due 3/15/2026	1,777,610	(k)
	3,520,000	7.00%, due 5/15/2028	3,792,800	(k)
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	5,641,000	5.50%, due 3/1/2025	5,965,357	(k)
	4,900,000	5.25%, due 5/15/2027	5,143,285	(k)
			36,542,846
Gas 0.0%(f)
	285,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.50%, due 3/9/2023	285,074	(b)
	535,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.63%, due 3/2/2023	535,124	(b)
	265,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.47%, due 9/14/2023	265,026	(b)
			1,085,224

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Gas Distribution 3.0%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
$2,305,000	7.88%, due 5/15/2026	$2,552,350	(k)
1,085,000	5.75%, due 3/1/2027	1,117,550	(k)
5,145,000	5.75%, due 1/15/2028	5,376,525	(k)
1,260,000	5.38%, due 6/15/2029	1,293,944	(k)
	Buckeye Partners L.P.
100,000	4.15%, due 7/1/2023	103,309
1,695,000	4.13%, due 3/1/2025	1,757,164	(k)
750,000	3.95%, due 12/1/2026	759,675
800,000	4.13%, due 12/1/2027	816,000
4,845,000	4.50%, due 3/1/2028	4,917,675	(k)
500,000	5.85%, due 11/15/2043	502,500
3,240,000	5.60%, due 10/15/2044	3,197,491
7,215,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	7,783,181
8,780,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	9,109,250	(k)
300,000	DCP Midstream LLC, 5.85%, due 5/21/2043	277,500	(k)(s)
	DCP Midstream Operating L.P.
1,110,000	5.63%, due 7/15/2027	1,262,625
1,615,000	5.13%, due 5/15/2029	1,799,272
565,000	5.60%, due 4/1/2044	647,724
4,460,000	DT Midstream, Inc., 4.13%, due 6/15/2029	4,574,176	(k)
	EQM Midstream Partners L.P.
565,000	6.00%, due 7/1/2025	615,330	(k)
250,000	6.50%, due 7/1/2027	280,625	(k)
805,000	4.50%, due 1/15/2029	814,684	(k)
805,000	4.75%, due 1/15/2031	819,088	(k)
	EQT Midstream Partners L.P.
1,375,000	4.13%, due 12/1/2026	1,388,695
2,980,000	5.50%, due 7/15/2028	3,225,850
	Genesis Energy L.P./Genesis Energy Finance Corp.
705,000	6.50%, due 10/1/2025	699,713
1,020,000	6.25%, due 5/15/2026	1,004,700
525,000	8.00%, due 1/15/2027	541,301
1,385,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	1,480,953	(k)
2,215,000	ITT Holdings LLC, 6.50%, due 8/1/2029	2,209,296	(k)
	New Fortress Energy, Inc.
2,550,000	6.75%, due 9/15/2025	2,601,051	(k)
8,370,000	6.50%, due 9/30/2026	8,455,541	(k)
1,275,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	1,173,000
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
923,000	5.50%, due 9/15/2024	934,685	(k)
2,890,000	7.50%, due 10/1/2025	3,135,650	(k)
655,000	6.00%, due 3/1/2027	676,288	(k)
3,660,000	5.50%, due 1/15/2028	3,742,350	(k)
1,015,000	6.00%, due 12/31/2030	1,065,750	(k)
	Venture Global Calcasieu Pass LLC
1,715,000	3.88%, due 8/15/2029	1,751,444	(k)(r)
1,715,000	4.13%, due 8/15/2031	1,775,797	(k)(r)
1,450,000	Western Gas Partners L.P., 5.30%, due 3/1/2048	1,598,335
	Western Midstream Operating L.P.
200,000	4.35%, due 2/1/2025	209,500	(v)
5,535,000	5.30%, due 2/1/2030	6,213,231	(v)
		94,260,768

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Health Facilities 1.5%
		Acadia Healthcare Co., Inc.
	$2,065,000	5.50%, due 7/1/2028	$2,201,806	(k)
	600,000	5.00%, due 4/15/2029	628,500	(k)
		CHS/Community Health Systems, Inc.
	360,000	6.63%, due 2/15/2025	377,492	(k)
	4,145,000	8.00%, due 3/15/2026	4,443,937	(k)
	680,000	5.63%, due 3/15/2027	719,950	(k)
	3,159,000	8.00%, due 12/15/2027	3,493,886	(k)
	745,000	6.00%, due 1/15/2029	792,494	(k)
	4,545,000	6.88%, due 4/15/2029	4,783,612	(k)
	5,835,000	6.13%, due 4/1/2030	5,911,030	(k)
	1,210,000	4.75%, due 2/15/2031	1,228,150	(k)
	325,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	394,875
		HCA, Inc.
	3,265,000	5.38%, due 9/1/2026	3,795,563
	3,590,000	5.63%, due 9/1/2028	4,316,975
		Tenet Healthcare Corp.
	2,570,000	6.75%, due 6/15/2023	2,788,450
	11,385,000	6.13%, due 10/1/2028	12,125,025	(k)(q)
			48,001,745
Health Services 0.5%
	5,630,000	DaVita, Inc., 4.63%, due 6/1/2030	5,820,012	(k)
	3,595,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	2,650,881	(k)
EUR	385,000	Laboratoire Eimer Selas, 5.00%, due 2/1/2029	470,407	(k)
		Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
	$1,215,000	7.38%, due 6/1/2025	1,300,050	(k)
	1,470,000	7.25%, due 2/1/2028	1,601,977	(k)
	3,030,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	2,810,325	(k)
			14,653,652
Healthcare - Services 0.3%
	2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	2,324,741
	605,000	Centene Corp., 5.38%, due 8/15/2026	629,986	(k)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	2,428,930
	580,000	HCA, Inc., 5.88%, due 2/1/2029	709,050
	2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	2,405,192
			8,497,899
Holding Companies - Diversified 0.0%(f)
	200,000	Alfa S.A., 5.25%, due 3/25/2024	217,500	(o)
	200,000	KOC Holding AS, 5.25%, due 3/15/2023	206,767	(o)
			424,267
Home Builders 0.0%(f)
	625,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	675,781	(k)
	755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	836,163
			1,511,944
Hotels 0.4%
EUR	2,000,000	Accor SA, 2.63%, due 1/30/2025	2,286,525	(o)(s)(t)
	$1,940,000	Hilton Domestic Operating Co., Inc., 5.75%, due 5/1/2028	2,085,500	(k)
	4,564,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 4/1/2027	4,723,831
	3,145,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	3,250,955	(k)
			12,346,811

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Insurance 0.0%(f)
EUR	220,000	Athene Global Funding, 0.63%, due 1/12/2028	$263,284	(o)
EUR	250,000	Credit Logement SA, (3M EURIBOR + 1.15%), 0.60%, due 9/16/2021	290,088	(b)(o)(t)
	$500,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.56%, due 7/12/2022	501,997	(b)(k)
			1,055,369
Insurance Brokerage 0.7%
	4,985,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	5,203,094	(k)
	2,075,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	2,116,500	(k)
		AssuredPartners, Inc.
	1,865,000	7.00%, due 8/15/2025	1,897,637	(k)
	4,845,000	5.63%, due 1/15/2029	4,809,680	(k)
	2,770,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,936,200	(k)
	3,530,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	3,654,256	(k)
			20,617,367
Integrated Energy 0.1%
GBP	225,000	Petrobras Global Finance BV, 5.38%, due 10/1/2029	342,680
EUR	2,087,000	Petroleos Mexicanos, 4.75%, due 2/26/2029	2,416,818	(o)
EUR	815,000	Repsol Int'l Finance BV, 4.25%, due 9/11/2028	1,073,991	(o)(s)(t)
			3,833,489
Internet 0.1%
		Netflix, Inc.
	$390,000	5.88%, due 11/15/2028	484,575
	380,000	6.38%, due 5/15/2029	488,481
	1,475,000	5.38%, due 11/15/2029	1,819,781	(k)
			2,792,837
Investment Companies 0.0%(f)
	267,000	Huarong Finance 2017 Co. Ltd., (3M USD LIBOR + 1.85%), 1.98%, due 4/27/2022	224,614	(b)(o)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	147,000	(o)
			371,614
Investments & Misc. Financial Services 0.2%
EUR	430,000	doBank SpA, 5.00%, due 8/4/2025	534,645	(o)
GBP	1,125,000	Encore Capital Group, Inc., 5.38%, due 2/15/2026	1,640,486	(o)
EUR	1,730,000	Intrum AB, 3.00%, due 9/15/2027	2,021,355	(o)
EUR	547,000	SoftBank Group Corp., 4.00%, due 9/19/2029	661,334	(o)
			4,857,820
Iron - Steel 0.4%
	$2,710,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	2,861,385	(o)
	3,840,000	CSN Islands XI Corp., 6.75%, due 1/28/2028	4,238,170	(k)
	200,000	CSN Resources SA, 7.63%, due 4/17/2026	213,500	(o)
		Metinvest BV
	665,000	7.65%, due 10/1/2027	732,345	(k)
	2,050,000	7.75%, due 10/17/2029	2,255,000	(k)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,129,271	(o)
	200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	211,377	(o)
			11,641,048
Leisure Time 0.0%(f)
EUR	222,000	Pinnacle Bidco PLC, 5.50%, due 2/15/2025	269,609	(o)
Lodging 0.2%
	$2,215,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	2,297,221	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$200,000	Sands China Ltd., 4.60%, due 8/8/2023	$211,844
		Studio City Finance Ltd.
	200,000	6.00%, due 7/15/2025	208,500	(o)
	1,260,000	6.50%, due 1/15/2028	1,319,850	(k)
	3,155,000	Wynn Macau Ltd., 5.50%, due 1/15/2026	3,265,425	(k)
			7,302,840
Machinery 0.2%
	1,500,000	Harsco Corp., 5.75%, due 7/31/2027	1,558,050	(k)
EUR	595,000	IMA Industria Macchine Automatiche SpA, 3.75%, due 1/15/2028	709,575	(o)
EUR	450,000	Platin 1426 GmbH, 5.38%, due 6/15/2023	537,149	(o)
	$2,225,000	Terex Corp., 5.00%, due 5/15/2029	2,305,656	(k)
EUR	1,125,000	Vertical Holdco GmbH, 6.63%, due 7/15/2028	1,419,548	(o)
			6,529,978
Machinery - Construction & Mining 0.0%(f)
	$1,155,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.74%), 0.90%, due 5/13/2022	1,161,400	(b)
Machinery - Diversified 0.1%
	555,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.59%, due 4/5/2023	555,039	(b)
	1,215,000	SPX FLOW, Inc., 5.88%, due 8/15/2026	1,255,095	(k)
			1,810,134
Managed Care 0.2%
	5,880,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	5,709,656	(k)(p)
Media 0.3%
	7,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	8,234,216	(q)
	773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	793,639	(k)
	560,000	Comcast Corp., (3M USD LIBOR + 0.63%), 0.76%, due 4/15/2024	566,470	(b)
		Walt Disney Co.
	615,000	(3M USD LIBOR + 0.39%), 0.52%, due 3/4/2022	616,441	(b)
CAD	700,000	3.06%, due 3/30/2027	597,856
			10,808,622
Media Content 0.8%
EUR	890,000	Banijay Group SAS, 6.50%, due 3/1/2026	1,092,642	(o)
	$3,390,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	3,470,343	(k)
		Sirius XM Radio, Inc.
	890,000	4.63%, due 7/15/2024	911,137	(k)
	500,000	5.38%, due 7/15/2026	516,260	(k)
	2,510,000	5.00%, due 8/1/2027	2,622,950	(k)
	6,755,000	5.50%, due 7/1/2029	7,397,740	(k)
	7,410,000	4.13%, due 7/1/2030	7,644,749	(k)
			23,655,821

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Metals - Mining Excluding Steel 0.8%
		First Quantum Minerals Ltd.
	$1,880,000	6.88%, due 3/1/2026	$1,961,968	(k)
	4,195,000	6.88%, due 10/15/2027	4,546,331	(k)
		Freeport-McMoRan, Inc.
	550,000	5.00%, due 9/1/2027	580,409
	325,000	4.13%, due 3/1/2028	340,438
	1,155,000	5.25%, due 9/1/2029	1,274,612
	2,440,000	5.40%, due 11/14/2034	3,101,850
	7,270,000	5.45%, due 3/15/2043	9,345,149
		Hudbay Minerals, Inc.
	1,270,000	4.50%, due 4/1/2026	1,292,225	(k)
	1,260,000	6.13%, due 4/1/2029	1,357,650	(k)
			23,800,632
Mining 0.1%
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	199,215	(o)
	1,145,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	1,283,133	(k)
	200,000	Vedanta Resources Ltd., 6.38%, due 7/30/2022	197,420	(o)
		Volcan Cia Minera SAA
	130,000	5.38%, due 2/2/2022	129,675	(o)
	1,130,000	4.38%, due 2/11/2026	1,090,676	(k)
			2,900,119
Miscellaneous Manufacturer 0.1%
	2,855,000	FXI Holdings, Inc., 7.88%, due 11/1/2024	2,926,375	(k)
	1,115,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.12%, due 3/15/2023	1,128,697	(b)
			4,055,072
Multi-National 0.0%(f)
	200,000	Africa Finance Corp., 3.88%, due 4/13/2024	212,587	(o)
	855,000	Banque Ouest Africaine de Developpement, 4.70%, due 10/22/2031	927,675	(k)
			1,140,262
Oil & Gas 1.7%
		BP Capital PLC
EUR	224,000	3.63%, due 3/22/2029	291,947	(o)(s)(t)
	$10,165,000	4.88%, due 3/22/2030	11,222,668	(q)(s)(t)
	525,000	Chevron USA, Inc., (3M USD LIBOR + 0.11%), 0.28%, due 8/12/2022	525,636	(b)
	700,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	717,500	(k)
		Ecopetrol SA
	89,000	5.88%, due 9/18/2023	96,031
	200,000	4.13%, due 1/16/2025	209,452
	1,410,000	7.38%, due 9/18/2043	1,719,566
	1,215,000	5.88%, due 5/28/2045	1,295,469
	200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 7/19/2022	207,311	(o)
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	201,498	(o)
		Hunt Oil Co. of Peru LLC Sucursal Del Peru
	675,000	6.38%, due 6/1/2028	668,250	(k)
	200,000	6.38%, due 6/1/2028	198,000	(o)
	2,220,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	2,762,124	(k)
		Leviathan Bond Ltd.
	148,000	5.75%, due 6/30/2023	154,174	(o)
	1,376,000	6.13%, due 6/30/2025	1,494,879	(o)
	1,125,000	6.50%, due 6/30/2027	1,237,114	(o)
	1,350,000	Lukoil Securities BV, 3.88%, due 5/6/2030	1,436,063	(k)
	1,215,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	1,217,539	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Occidental Petroleum Corp.
	$6,840,000	3.20%, due 8/15/2026	$6,788,700
	7,767,000	3.50%, due 8/15/2029	7,747,582	(q)
		Petrobras Global Finance BV
	200,000	7.38%, due 1/17/2027	243,180
	2,025,000	5.60%, due 1/3/2031	2,253,825
		Petroleos Mexicanos
	36,000	6.88%, due 10/16/2025	39,643	(k)
	1,875,000	6.35%, due 2/12/2048	1,602,619
	5,135,000	7.69%, due 1/23/2050	4,991,220
		Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	206,398	(k)
	200,000	1.45%, due 1/8/2026	201,181	(k)
	1,105,000	State Oil Co. of the Azerbaijan Republic, 6.95%, due 3/18/2030	1,372,056	(o)
	244,000	Tecpetrol SA, 4.88%, due 12/12/2022	244,000	(o)
	214,000	Tengizchevroil Finance Co. Int'l Ltd., 2.63%, due 8/15/2025	219,350	(k)
EUR	123,000	TotalEnergies SE, 1.63%, due 10/25/2027	148,462	(o)(s)(t)
	$200,000	Tullow Oil PLC, 10.25%, due 5/15/2026	208,500	(k)
	164,000	YPF SA, 8.50%, due 3/23/2025	148,830	(k)
			52,070,767
Oil Field Equipment & Services 0.2%
	2,047,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	2,088,411	(k)
		USA Compression Partners L.P./USA Compression Finance Corp.
	2,191,000	6.88%, due 4/1/2026	2,294,766
	445,000	6.88%, due 9/1/2027	470,525
			4,853,702
Packaging 0.3%
	4,715,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	4,868,237	(k)
	1,465,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	1,562,056	(k)
	1,795,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,866,800	(k)
EUR	610,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	687,781	(k)
EUR	285,000	Schoeller Packaging BV, 6.38%, due 11/1/2024	350,640	(o)
			9,335,514
Packaging & Containers 0.1%
	$1,215,000	Sealed Air Corp., 5.50%, due 9/15/2025	1,348,650	(k)
	1,260,000	Silgan Holdings, Inc., 4.75%, due 3/15/2025	1,277,325
			2,625,975
Personal & Household Products 0.4%
	5,705,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	5,867,307	(k)
	4,895,000	Newell Rubbermaid, Inc., 6.00%, due 4/1/2046	6,353,710
			12,221,017
Pharmaceuticals 0.9%
	930,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.80%, due 11/21/2022	935,925	(b)
	925,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.75%, due 6/10/2022	929,681	(b)
	2,825,000	Bausch Health Cos., Inc., 5.00%, due 1/30/2028	2,694,344	(k)
EUR	200,000	Bayer AG, 1.00%, due 1/12/2036	230,982	(o)
	$795,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.54%, due 5/16/2022	797,271	(b)
	2,745,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.88%, due 10/15/2024	2,717,550	(k)
EUR	880,000	Nidda BondCo GmbH, 5.00%, due 9/30/2025	1,043,900	(o)
EUR	220,000	Takeda Pharmaceutical Co. Ltd., 1.38%, due 7/9/2032	278,853

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
EUR	1,875,000	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/2027	$2,073,713	(o)
	$1,740,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/1/2026	1,669,704
	6,380,000	Upjohn, Inc., 4.00%, due 6/22/2050	6,906,740	(k)(q)
		Valeant Pharmaceuticals Int'l, Inc.
	7,200,000	6.13%, due 4/15/2025	7,348,500	(k)
	865,000	5.50%, due 11/1/2025	883,381	(k)
			28,510,544
Pipelines 1.3%
		Energy Transfer L.P.
	11,110,000	Ser. B, 6.63%, due 2/15/2028	10,914,464	(q)(s)(t)
	15,400,000	Ser. G, 7.13%, due 5/15/2030	15,919,750	(s)(t)
	2,325,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, due 9/30/2040	2,341,722	(k)
	8,425,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	9,038,338	(q)
	400,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	474,112	(o)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	175,000	5.88%, due 4/15/2026	183,094
	180,000	5.38%, due 2/1/2027	186,525
	170,000	6.50%, due 7/15/2027	184,662
	185,000	5.00%, due 1/15/2028	194,531
	165,000	6.88%, due 1/15/2029	185,311
			39,622,509
Printing & Publishing 0.1%
		Mav Acquisition Corp.
	2,210,000	5.75%, due 8/1/2028	2,201,977	(k)
	1,445,000	8.00%, due 8/1/2029	1,414,070	(k)
			3,616,047
Real Estate 0.2%
EUR	200,000	ADLER Group SA, 2.25%, due 1/14/2029	224,582	(o)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	1,341,724	(o)
EUR	220,000	Fastighets AB Balder, 1.25%, due 1/28/2028	267,824	(o)
	$200,000	Greenland Global Investment Ltd., 6.75%, due 9/26/2023	160,803	(o)
	200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/9/2022	189,055	(o)
	1,120,000	NWD MTN Ltd., 4.13%, due 7/18/2029	1,171,577	(o)
		Sunac China Holdings Ltd.
	200,000	7.50%, due 2/1/2024	191,990	(o)
	1,415,000	7.00%, due 7/9/2025	1,278,770	(o)
	1,540,000	6.50%, due 1/26/2026	1,366,271	(o)
			6,192,596
Real Estate Development & Management 0.6%
EUR	280,000	CPI Property Group SA, 4.88%, due 8/18/2026	352,050	(o)(s)(t)
EUR	710,000	Flamingo Lux II SCA, 5.00%, due 3/31/2029	832,348	(o)
		Realogy Group LLC/Realogy Co-Issuer Corp.
	$1,435,000	4.88%, due 6/1/2023	1,492,400	(k)
	2,220,000	7.63%, due 6/15/2025	2,392,050	(k)
	2,530,000	9.38%, due 4/1/2027	2,798,812	(k)
	8,261,000	5.75%, due 1/15/2029	8,663,724	(k)
EUR	1,100,000	Vivion Investments S.a.r.l., 3.00%, due 8/8/2024	1,296,667	(o)(p)
			17,828,051
Real Estate Investment Trusts 1.9%
EUR	250,000	American Tower Corp., 0.88%, due 5/21/2029	304,535
	$1,875,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	1,926,563	(k)
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	271,194	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		EPR Properties
	$2,110,000	4.50%, due 6/1/2027	$2,247,150
	1,875,000	4.95%, due 4/15/2028	2,028,528
	3,900,000	3.75%, due 8/15/2029	3,959,789
		Hospitality Properties Trust
	1,407,000	4.95%, due 2/15/2027	1,382,378
	4,223,000	3.95%, due 1/15/2028	3,959,062
		Iron Mountain, Inc.
	1,660,000	4.88%, due 9/15/2027	1,720,175	(k)
	5,045,000	5.25%, due 3/15/2028	5,272,025	(k)
	1,085,000	5.00%, due 7/15/2028	1,127,044	(k)
	1,715,000	4.88%, due 9/15/2029	1,796,463	(k)
	805,000	5.25%, due 7/15/2030	857,828	(k)
	5,965,000	5.63%, due 7/15/2032	6,452,400	(k)
	357,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 8/15/2027	364,140	(k)
	7,375,000	QualityTech L.P./QTS Finance Corp., 3.88%, due 10/1/2028	7,899,879	(k)
	3,010,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	3,113,403
	1,515,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	1,539,619	(k)
		Trust F/1401
	200,000	5.25%, due 12/15/2024	221,000	(o)
	200,000	5.25%, due 1/30/2026	225,250	(k)
EUR	200,000	Unibail-Rodamco-Westfield SE, 2.13%, due 7/25/2023	234,961	(o)(s)(t)
	$3,860,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	4,110,900	(k)
	8,325,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	8,437,887	(k)
	1,161,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	1,207,765	(k)
			60,659,938
Recreation & Travel 1.9%
		Carnival Corp.
EUR	520,000	10.13%, due 2/1/2026	708,692	(o)
	$345,000	10.50%, due 2/1/2026	395,018	(k)
	4,745,000	7.63%, due 3/1/2026	5,011,906	(k)
EUR	565,000	7.63%, due 3/1/2026	728,164	(o)
	$5,310,000	5.75%, due 3/1/2027	5,396,287	(k)
	4,730,000	9.88%, due 8/1/2027	5,415,613	(k)
	1,600,000	4.00%, due 8/1/2028	1,593,408	(k)
	2,290,000	Cedar Fair L.P., 5.25%, due 7/15/2029	2,326,457
		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	4,440,000	5.50%, due 5/1/2025	4,606,500	(k)
	2,860,000	5.38%, due 4/15/2027	2,917,200
EUR	780,000	Motion Bondco DAC, 4.50%, due 11/15/2027	893,920	(o)(p)
EUR	300,000	Motion Finco S.a.r.l., 7.00%, due 5/15/2025	375,452	(o)
		NCL Corp. Ltd.
	$2,615,000	3.63%, due 12/15/2024	2,487,519	(k)
	2,870,000	5.88%, due 3/15/2026	2,891,525	(k)
	595,000	NCL Finance Ltd., 6.13%, due 3/15/2028	600,950	(k)
GBP	2,000,000	Pinnacle Bidco PLC, 6.38%, due 2/15/2025	2,832,822	(o)
		Royal Caribbean Cruises Ltd.
	$1,470,000	11.50%, due 6/1/2025	1,683,150	(k)
	7,600,000	5.50%, due 4/1/2028	7,749,720	(k)
	1,208,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	1,304,640	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Six Flags Entertainment Corp.
	$1,620,000	4.88%, due 7/31/2024	$1,628,100	(k)
	4,735,000	5.50%, due 4/15/2027	4,879,418	(k)
	4,340,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	4,632,950	(k)
			61,059,411
Restaurants 0.1%
	2,250,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	2,244,015	(k)
Semiconductors 0.5%
		Broadcom, Inc.
	7,265,000	4.15%, due 11/15/2030	8,234,785	(q)
	6,365,000	3.50%, due 2/15/2041	6,606,461	(k)(q)
			14,841,246
Software 0.1%
	630,000	CDK Global, Inc., 4.88%, due 6/1/2027	663,573
EUR	217,000	Fidelity National Information Services, Inc., 1.00%, due 12/3/2028	269,270
	$1,200,000	Open Text Corp., 5.88%, due 6/1/2026	1,239,120	(k)
			2,171,963
Software - Services 0.4%
EUR	305,000	Brunello Bidco SpA, 3.50%, due 2/15/2028	361,428	(o)
EUR	565,000	Centurion Bidco SpA, 5.88%, due 9/30/2026	698,671	(o)
	$2,545,000	Clarivate Science Holdings Corp., 4.88%, due 6/30/2029	2,563,171	(k)
	1,775,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	1,721,750	(k)
EUR	590,000	IPD 3 BV, 5.50%, due 12/1/2025	727,151	(o)
		Presidio Holdings, Inc.
	$1,485,000	4.88%, due 2/1/2027	1,530,426	(k)
	1,865,000	8.25%, due 2/1/2028	2,025,856	(k)
	2,875,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	3,042,756	(k)
			12,671,209
Specialty Retail 0.6%
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	734,466	(o)
EUR	455,000	BK LC Lux Finco1 S.a.r.l., 5.25%, due 4/30/2029	557,949	(o)
	$10,640,000	Carvana Co., 5.88%, due 10/1/2028	11,271,803	(k)
EUR	2,250,000	Dufry One BV, 2.00%, due 2/15/2027	2,505,294	(o)
EUR	1,325,000	eG Global Finance PLC, 4.38%, due 2/7/2025	1,545,532	(o)
EUR	1,000,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	1,217,320	(o)
EUR	455,000	Tendam Brands SAU, (3M EURIBOR + 5.25%, Floor 5.25%), 5.25%, due 9/15/2024	537,854	(b)(o)
			18,370,218
Steel Producers - Products 0.4%
		ArcelorMittal
	$4,860,000	7.25%, due 10/15/2039	7,099,634	(v)
	3,860,000	7.00%, due 3/1/2041	5,539,370	(v)
			12,639,004
Support - Services 2.6%
	2,102,000	ADT Corp., 4.88%, due 7/15/2032	2,180,825	(k)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	2,435,000	6.63%, due 7/15/2026	2,578,056	(k)
	2,660,000	6.00%, due 6/1/2029	2,663,325	(k)
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
EUR	630,000	3.63%, due 6/1/2028	742,606	(o)
	$1,810,000	4.63%, due 6/1/2028	1,816,788	(k)
	1,340,000	4.63%, due 6/1/2028	1,340,000	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		APX Group, Inc.
	$1,360,000	7.63%, due 9/1/2023	$1,391,144
	1,355,000	6.75%, due 2/15/2027	1,436,300	(k)
	2,760,000	5.75%, due 7/15/2029	2,771,095	(k)
		Aramark Services, Inc.
	1,880,000	6.38%, due 5/1/2025	1,983,682	(k)
	7,755,000	5.00%, due 2/1/2028	8,056,514	(k)
	3,540,000	ASGN, Inc., 4.63%, due 5/15/2028	3,694,432	(k)
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	2,865,000	5.75%, due 7/15/2027	2,993,409	(k)
	4,625,000	4.75%, due 4/1/2028	4,693,126	(k)
	1,220,000	5.38%, due 3/1/2029	1,268,800	(k)(p)
EUR	460,000	Avis Budget Finance PLC, 4.75%, due 1/30/2026	554,513	(o)
		Garda World Security Corp.
	$1,215,000	4.63%, due 2/15/2027	1,219,520	(k)
	2,820,000	6.00%, due 6/1/2029	2,760,075	(k)
EUR	575,000	House of HR, 7.50%, due 1/15/2027	723,150	(o)
	$3,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	3,182,956	(k)
EUR	755,000	Kapla Holding SAS, 3.38%, due 12/15/2026	886,819	(o)
	$5,945,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	6,086,194	(k)
EUR	847,000	La Financiere Atalian SASU, 4.00%, due 5/15/2024	985,583	(o)
EUR	595,000	Loxam SAS, 5.75%, due 7/15/2027	732,287	(o)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	$6,965,000	5.75%, due 4/15/2026	7,626,675	(k)(q)
	745,000	3.38%, due 8/31/2027	724,662	(k)
	1,950,000	6.25%, due 1/15/2028	2,035,117	(k)
		SRS Distribution, Inc.
	1,525,000	4.63%, due 7/1/2028	1,555,500	(k)
	850,000	6.13%, due 7/1/2029	868,828	(k)
	790,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	801,850	(k)
EUR	440,000	Summer BC Holdco B S.A.R.L., 5.75%, due 10/31/2026	546,167	(o)
	$5,365,000	United Rentals N.A., Inc., 3.75%, due 1/15/2032	5,365,000	(r)(w)
	1,980,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	2,072,149	(k)
EUR	410,000	Verisure Midholding AB, 5.25%, due 2/15/2029	501,547	(k)
	$1,905,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	2,033,587	(k)
			80,872,281
Technology Hardware & Equipment 0.5%
		CommScope Finance LLC
	4,275,000	6.00%, due 3/1/2026	4,456,688	(k)
	1,595,000	8.25%, due 3/1/2027	1,688,706	(k)
		CommScope Technologies LLC
	1,901,000	6.00%, due 6/15/2025	1,929,515	(k)
	2,215,000	5.00%, due 3/15/2027	2,241,137	(k)
	2,555,000	CommScope, Inc., 7.13%, due 7/1/2028	2,756,206	(k)
	1,750,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,806,333	(k)
EUR	162,000	Nokia Oyj, 3.13%, due 5/15/2028	216,712	(o)
			15,095,297
Telecom - Wireless 0.5%
		Sprint Capital Corp.
	$1,565,000	6.88%, due 11/15/2028	2,019,022
	3,455,000	8.75%, due 3/15/2032	5,325,450
	990,000	Sprint Corp., 7.63%, due 3/1/2026	1,209,275
		T-Mobile USA, Inc.
	1,185,000	2.63%, due 2/15/2029	1,185,243
	6,900,000	2.88%, due 2/15/2031	6,938,433
			16,677,423

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Telecom - Wireline Integrated & Services 1.1%
EUR	920,000	Altice Finco SA, 4.75%, due 1/15/2028	$1,069,232	(o)
		Altice France Holding SA
EUR	1,470,000	4.00%, due 2/15/2028	1,680,831	(o)(p)
	$7,005,000	6.00%, due 2/15/2028	6,908,681	(k)
		Altice France SA
	1,240,000	8.13%, due 2/1/2027	1,342,622	(k)
	4,285,000	5.50%, due 1/15/2028	4,392,125	(k)
		Consolidated Communications, Inc.
	150,000	5.00%, due 10/1/2028	150,797	(k)
	150,000	6.50%, due 10/1/2028	161,960	(k)
		Frontier Communications Corp.
	1,550,000	5.88%, due 10/15/2027	1,656,408	(k)
	1,205,000	5.00%, due 5/1/2028	1,246,440	(k)
	1,790,000	6.75%, due 5/1/2029	1,906,350	(k)
	3,435,000	Level 3 Financing, Inc., 4.63%, due 9/15/2027	3,567,247	(k)
	2,390,000	Lumen Technologies, Inc., 5.38%, due 6/15/2029	2,449,750	(k)
	1,425,000	Numericable-SFR SA, 7.38%, due 5/1/2026	1,482,000	(k)
	660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	671,550	(k)
GBP	760,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	1,074,396	(o)
	$4,980,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	5,069,640	(k)
			34,830,029
Telecommunications 1.2%
		AT&T, Inc.
	335,000	(SOFR + 0.64%), 0.69%, due 3/25/2024	335,767	(b)
CAD	700,000	4.00%, due 11/25/2025	615,569
	$8,117,000	4.50%, due 3/9/2048	9,715,795	(q)
	6,345,000	3.65%, due 6/1/2051	6,724,554	(q)
CAD	500,000	Bell Telephone Co. of Canada or Bell Canada, 2.20%, due 5/29/2028	403,923
	$200,000	Bharti Airtel Int'l Netherlands BV, 5.35%, due 5/20/2024	219,626	(o)
	3,340,000	C&W Senior Financing DAC, 6.88%, due 9/15/2027	3,540,701	(k)
	200,000	MTN Mauritius Investments Ltd., 5.37%, due 2/13/2022	203,601	(o)
	3,090,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	3,399,080	(k)
EUR	110,000	SoftBank Group Corp., 5.00%, due 4/15/2028	142,225	(o)
	$9,010,000	T-Mobile USA, Inc., 4.50%, due 4/15/2050	11,022,023
	239,000	VEON Holdings BV, 4.00%, due 4/9/2025	251,342	(k)
	1,390,000	Verizon Communications, Inc., (SOFR + 0.50%), 0.55%, due 3/22/2024	1,399,255	(b)
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	258,702	(o)
			38,232,163
Theaters & Entertainment 0.3%
		Live Nation Entertainment, Inc.
	1,990,000	4.88%, due 11/1/2024	2,022,338	(k)
	4,615,000	6.50%, due 5/15/2027	5,093,806	(k)
	1,705,000	4.75%, due 10/15/2027	1,741,231	(k)
			8,857,375
Transportation 0.1%
	2,357,769	MV24 Capital BV, 6.75%, due 6/1/2034	2,556,105	(k)
EUR	137,920	Reseau Ferre France, 2.45%, due 2/28/2023	173,129
	1,135,000	Rumo Luxembourg S.a.r.l., 5.25%, due 1/10/2028	1,211,510	(k)
			3,940,744
Transportation Infrastructure - Services 0.1%
EUR	400,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	492,887	(o)(s)(t)
EUR	595,000	Atlantia SpA, 1.88%, due 7/13/2027	732,249	(o)
EUR	401,000	Autostrade per l'Italia SpA, 1.88%, due 9/26/2029	493,652	(o)
EUR	960,000	CMA CGM SA, 7.50%, due 1/15/2026	1,260,850	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
GBP	505,000	National Express Group PLC, 4.25%, due 11/26/2025	$729,092	(o)(s)(t)
			3,708,730
Water 0.0%(f)
EUR	200,000	Veolia Environnement SA, 2.50%, due 1/20/2029	242,066	(o)(s)(t)

		Total Corporate Bonds (Cost $1,527,788,025)	1,587,741,252

Convertible Bonds 0.1%
Media 0.1%
	$2,720,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,480,808)	2,788,000

Municipal Notes 1.5%
California 0.4%
	1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	2,441,034
	1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	2,346,595
	2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	2,187,482
	2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., (AGM Insured), Ser. 2019-A, 3.92%, due 1/15/2053	2,262,692
	1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	1,937,887
	1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,793,118
			12,968,808
Massachusetts 0.0%(f)
	1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,202,949
Michigan 0.1%
	1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	2,001,722
Nevada 0.1%
	2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	2,115,486
New Jersey 0.0%(f)
	695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	761,402
	620,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	679,065
			1,440,467
New York 0.2%
	2,055,000	New York City Ref. G.O., Ser. 2020-C-3, 2.41%, due 8/1/2032	2,145,752
	2,055,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2019-C-3, 3.50%, due 11/1/2032	2,312,711
	2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,889,899
			7,348,362
Ohio 0.3%
	2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	2,154,632
	2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	2,197,834

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	$2,322,523
2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	2,087,197
		8,762,186
Pennsylvania 0.1%
2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	2,168,988
Texas 0.2%
1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	1,760,663
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	2,116,161
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,621,427
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	2,178,467
		7,676,718
Utah 0.1%
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	2,124,430

	Total Municipal Notes (Cost $46,036,232)	47,810,116

Asset-Backed Securities 5.1%
	AIG CLO LLC
1,500,000	Ser. 2020-1A, Class DR, (3M USD LIBOR + 3.00%), due 4/15/2034	1,499,985	(b)(d)(k)
3,000,000	Ser. 2020-1A, Class ER, (3M USD LIBOR + 6.30%), due 4/15/2034	2,999,846	(b)(d)(k)
1,100,000	AIMCO CLO, Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 5.28%, due 4/17/2031	1,062,175	(b)(k)
	AIMCO CLO 10 Ltd.
1,050,000	Ser. 2019-10A, Class DR, (3M USD LIBOR + 2.90%), 3.01%, due 7/22/2032	1,050,000	(b)(k)(r)(w)
1,050,000	Ser. 2019-10A, Class D, (3M USD LIBOR + 3.55%), 3.69%, due 7/22/2032	1,051,269	(b)(k)
2,000,000	Ser. 2019-10A, Class E, (3M USD LIBOR + 6.55%), 6.69%, due 7/22/2032	1,999,572	(b)(k)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.13%, due 7/20/2031	532,250	(b)(k)
7,960,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	8,301,600	(k)
	American Express Credit Account Master Trust
1,000,000	Ser. 2017-2, Class A, (1M USD LIBOR + 0.45%), 0.54%, due 9/16/2024	1,002,500	(b)
665,000	Ser. 2017-5, Class A, (1M USD LIBOR + 0.38%), 0.47%, due 2/18/2025	667,366	(b)
	Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 2.63%, due 1/20/2031	483,215	(b)(k)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 5.63%, due 1/20/2031	475,399	(b)(k)
1,385,147	Apollo Aviation Securitization Asset Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	1,367,478	(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Ares LIII CLO Ltd.
$4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 3.88%, due 4/24/2031	$4,756,734	(b)(k)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 6.98%, due 4/24/2031	1,701,740	(b)(k)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 6.23%, due 10/15/2030	1,977,998	(b)(k)
3,300,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.46%), 6.59%, due 10/20/2029	3,280,443	(b)(k)
	Assurant CLO II Ltd.
250,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 2.85%), 2.98%, due 4/20/2031	248,447	(b)(k)
1,500,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 5.73%, due 4/20/2031	1,460,861	(b)(k)
1,000,000	Battalion CLO Ltd., Ser. 2021-21A, Class D, (3M USD LIBOR + 3.30%), 3.43%, due 7/15/2034	999,986	(b)(k)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 6.54%, due 10/15/2030	2,895,787	(b)(k)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D1R, (3M USD LIBOR + 3.30%), due 7/15/2036	699,993	(b)(d)(k)
400,000	BMW Vehicle Lease Trust, Ser. 2021-1, Class A2, 0.20%, due 3/27/2023	400,157
146,838	BMW Vehicle Owner Trust, Ser. 2020-A, Class A2, 0.39%, due 2/27/2023	146,909
	Canyon Capital CLO Ltd.
650,000	Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 5.63%, due 1/30/2031	604,852	(b)(k)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.41%), 6.54%, due 4/15/2034	995,031	(b)(k)
1,005,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 0.60%, due 9/16/2024	1,006,575	(b)
	Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 2.73%, due 1/20/2031	984,898	(b)(k)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 6.03%, due 1/20/2031	1,006,623	(b)(k)
1,120,000	CARLYLE U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 5.43%, due 1/20/2030	1,028,760	(b)(k)
3,405,168	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.48%), 0.57%, due 3/25/2036	3,394,640	(b)
	CIFC Funding III Ltd.
750,000	Ser. 2020-3A, Class E, (3M USD LIBOR + 7.35%), 7.48%, due 10/20/2031	751,489	(b)(k)
2,350,000	Ser. 2019-3A, Class D, (3M USD LIBOR + 6.80%), 6.93%, due 7/16/2032	2,350,340	(b)(k)
1,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 0.47%, due 8/8/2024	1,505,573	(b)
460,374	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.32%), 0.41%, due 9/25/2036	421,981	(b)
	Crown City CLO III
3,000,000	Ser. 2021-1A, Class C, (3M USD LIBOR + 3.30%), 3.42%, due 7/20/2034	3,001,182	(b)(k)
3,000,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 6.75%), 6.87%, due 7/20/2034	3,000,591	(b)(k)
3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 7.01%, due 4/15/2029	3,636,390	(b)(k)
250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 5.98%, due 10/15/2030	245,395	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$850,000	Dryden 49 Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 6.43%, due 7/18/2030	$849,379	(b)(k)
		Dryden 53 CLO Ltd.
	300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 2.53%, due 1/15/2031	289,999	(b)(k)
	750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 5.43%, due 1/15/2031	733,770	(b)(k)
	2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 6.33%, due 10/19/2029	2,318,402	(b)(k)
		Eaton Vance CLO Ltd.
	850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 2.63%, due 1/20/2030	830,569	(b)(k)
	900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 5.73%, due 1/20/2030	872,071	(b)(k)
	750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.13%, due 10/15/2030	744,171	(b)(k)
	2,150,000	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.15%), 5.28%, due 4/17/2031	2,067,639	(b)(k)
	700,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 6.06%, due 5/15/2030	698,242	(b)(k)
	52,371	Ford Credit Auto Owner Trust, Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	52,400
	800,661	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	826,502	(k)
	2,225,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.77%, due 10/15/2030	2,214,903	(b)(k)
	1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 6.13%, due 7/15/2031	1,561,031	(b)(k)
	1,000,000	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3M USD LIBOR + 5.95%), 6.08%, due 10/25/2031	981,055	(b)(k)
	250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 5.94%, due 5/16/2031	245,731	(b)(k)
EUR	370,112	Gedesco Trade Receivables DAC, Ser. 2020-1, Class A, (1M EURIBOR + 1.15%), 0.60%, due 1/24/2026	437,218	(b)(o)
	$1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.53%, due 10/15/2030	1,594,691	(b)(k)
	122,499	GM Financial Consumer Automobile Receivables Trust, Ser. 2020-2, Class A2B, (1M USD LIBOR + 1.05%), 1.14%, due 3/16/2023	122,616	(b)
	500,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.44%, due 10/15/2023	500,350	(b)(k)
	2,500,000	Gulf Stream Meridian 5 Ltd., Ser. 2021-5A, Class D, (3M USD LIBOR + 6.33%), 6.43%, due 7/15/2034	2,499,738	(b)(k)
	1,000,000	HalseyPoint CLO 4 Ltd., Ser. 2021-4A, Class E, (3M USD LIBOR + 6.71%), due 4/20/2034	999,881	(b)(d)(k)
		Hyundai Auto Lease Securitization Trust
	442,302	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	442,626	(k)
	620,000	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	619,865	(k)
	233,089	Hyundai Auto Receivables Trust, Ser. 2020-B, Class A2, 0.38%, due 3/15/2023	233,216
	1,250,000	Jay Park CLO Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 5.20%), 5.33%, due 10/20/2027	1,214,792	(b)(k)
	2,000,000	KKR CLO 16 Ltd., Ser. 16, Class DR, (3M USD LIBOR + 6.75%), 6.88%, due 1/20/2029	2,010,644	(b)(k)
	5,500,000	KKR CLO 25 Ltd., Ser. 25, Class DR, (3M USD LIBOR + 3.40%), 3.53%, due 7/15/2034	5,515,823	(b)(k)
	3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class ER, (3M USD LIBOR + 6.10%), 6.23%, due 4/20/2032	2,999,927	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Magnetite CLO Ltd.
$3,000,000	Ser. 2019-22A, Class DR, (3M USD LIBOR + 3.10%), 3.23%, due 4/15/2031	$3,004,281	(b)(k)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 2.63%, due 4/20/2031	244,548	(b)(k)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 5.48%, due 4/20/2031	242,414	(b)(k)
1,000,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.81%, due 10/15/2031	988,731	(b)(k)
1,000,000	Magnetite XXVIII Ltd., Ser. 2020-28A, Class E, (3M USD LIBOR + 7.08%), 7.21%, due 10/25/2031	1,001,928	(b)(k)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 2.93%, due 12/18/2030	465,181	(b)(k)
	Marlette Funding Trust
397,498	Ser. 2019-4A, Class A, 2.39%, due 12/17/2029	399,264	(k)
43,729	Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	43,775	(k)
	Mercedes-Benz Auto Lease Trust
495,994	Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	496,081
1,000,000	Ser. 2021-B, Class A2, 0.22%, due 1/16/2024	1,000,110
460,000	MMAF Equipment Finance LLC, Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	460,322	(k)
	OCP CLO Ltd.
2,800,000	Ser. 2015-10A, Class CR, (3M USD LIBOR + 2.60%), 2.73%, due 10/26/2027	2,799,994	(b)(k)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 2.76%, due 11/20/2030	3,731,548	(b)(k)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 5.96%, due 11/20/2030	1,782,022	(b)(k)
1,000,000	Ser. 2018-15A, Class D, (3M USD LIBOR + 5.85%), 5.98%, due 7/20/2031	996,308	(b)(k)
3,200,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.90%), 7.03%, due 4/15/2031	3,200,252	(b)(k)
1,250,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 2.90%), 3.05%, due 7/2/2035	1,249,980	(b)(k)
	OHA Credit Funding 6 Ltd.
2,500,000	Ser. 2020-6A, Class DR, (3M USD LIBOR + 3.15%), 3.28%, due 7/20/2034	2,500,983	(b)(k)
3,000,000	Ser. 2020-6A, Class ER, (3M USD LIBOR + 6.25%), 6.38%, due 7/20/2034	3,000,588	(b)(k)
750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 2.58%, due 1/20/2030	730,969	(b)(k)
	Palmer Square CLO Ltd.
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 5.83%, due 1/17/2031	700,731	(b)(k)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 5.28%, due 4/18/2031	1,545,743	(b)(k)
3,500,000	Ser. 2015-1A, Class DR4, (3M USD LIBOR + 6.50%), 6.62%, due 5/21/2034	3,499,855	(b)(k)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 3.10%), 3.23%, due 4/17/2034	299,158	(b)(k)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ERR, (3M USD LIBOR + 6.50%), 6.63%, due 1/18/2034	999,971	(b)(k)
970,669	Santander Retail Auto Lease Trust, Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	971,338	(k)
206,450	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 1.06%, due 7/25/2034	205,625	(b)
3,250,000	Signal Peak CLO 7 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 3.98%, due 4/30/2032	3,250,644	(b)(k)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class DR, (3M USD LIBOR + 3.30%), 3.43%, due 7/15/2032	$999,990	(b)(k)
	500,000	TCW CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 6.75%), 6.88%, due 7/29/2029	504,122	(b)(k)
	750,000	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	750,603	(k)
	1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 5.88%, due 7/17/2031	1,116,591	(b)(k)
	3,500,000	TICP CLO VIII Ltd., Ser. 2017-8A, Class D, (3M USD LIBOR + 6.55%), 6.68%, due 10/20/2030	3,513,279	(b)(k)
	1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 5.63%, due 4/20/2031	981,631	(b)(k)
	1,150,000	TICP CLO XIII Ltd., Ser. 2019-13E, Class ER, (3M USD LIBOR + 6.20%), 6.33%, due 4/15/2034	1,147,732	(b)(k)
	1,670,000	Toyota Auto Receivables Owner Trust, Ser. 2021-B, Class A2, 0.14%, due 1/16/2024	1,669,028
	1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 5.88%, due 7/25/2031	1,276,767	(b)(k)
	1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 6.25%), 6.38%, due 4/25/2032	1,200,061	(b)(k)
	1,500,000	Trinitas CLO XVI Ltd., Ser. 2021-16A, Class D, (3M USD LIBOR + 3.30%), 3.43%, due 7/20/2034	1,499,989	(b)(k)
	4,000,000	Verde CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 3.25%), 3.38%, due 4/15/2032	4,009,789	(b)(k)
		Verizon Owner Trust
	350,676	Ser. 2019-A, Class A1B, (1M USD LIBOR + 0.33%), 0.41%, due 9/20/2023	351,141	(b)
	891,162	Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 0.53%, due 12/20/2023	891,630	(b)
	86,694	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	86,773
		Voya CLO Ltd.
	250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 5.88%, due 10/15/2031	243,567	(b)(k)
	350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 6.21%, due 10/18/2031	323,516	(b)(k)
	1,550,000	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.60%), 2.74%, due 1/22/2031	1,522,472	(b)(k)

		Total Asset-Backed Securities (Cost $160,670,896)	161,374,306

Foreign Government Securities 4.6%
	5,100,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	5,121,557	(o)
		Angolan Government International Bond
	200,000	9.50%, due 11/12/2025	220,368	(o)
	4,945,000	9.38%, due 5/8/2048	5,179,887	(k)
		Argentine Republic Government International Bond
	175,982	1.00%, due 7/9/2029	67,489
	195,940	0.50%, due 7/9/2030	71,224	(v)
	650,000	Bahrain Government International Bond, 5.45%, due 9/16/2032	636,123	(k)
	773,579	Brazil Loan Trust 1, 5.48%, due 7/24/2023	800,662	(o)
		Brazil Notas do Tesouro Nacional
BRL	6,000,000	Ser. F, 10.00%, due 1/1/2025	1,192,906
BRL	23,170,000	Ser. F, 10.00%, due 1/1/2029	4,607,839
EUR	80,000	Bundesrepublik Deutschland Bundesanleihe, 2.50%, due 8/15/2046	156,562	(o)
	$1,105,000	Colombia Government International Bond, 3.00%, due 1/30/2030	1,083,309

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Colombian TES
COP	11,863,000,000	Ser. B, 6.00%, due 4/28/2028	$2,958,905
COP	8,337,100,000	Ser. B, 7.00%, due 6/30/2032	2,100,442
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	1,823,267
		Costa Rica Government International Bond
	$200,000	4.25%, due 1/26/2023	204,000	(o)
	865,000	7.00%, due 4/4/2044	908,250	(k)
EUR	205,000	Cyprus Government International Bond, 0.00%, due 2/9/2026	245,942	(o)
		Deutsche Bundesrepublik Inflation-Linked Bond(j)
EUR	98,418	0.50%, due 4/15/2030	144,699	(o)
EUR	136,212	0.10%, due 4/15/2033	203,295	(o)
EUR	119,823	0.10%, due 4/15/2046	222,618	(o)
		Dominican Republic International Bond
	$200,000	5.88%, due 4/18/2024	211,440	(o)
	3,865,000	6.85%, due 1/27/2045	4,391,645	(k)
	455,000	5.88%, due 1/30/2060	459,100	(k)
	1,020,000	Ecuador Government International Bond, 5.00%, due 7/31/2030	889,960	(k)(v)
		Egypt Government International Bond
	200,000	5.75%, due 5/29/2024	212,627	(o)
	200,000	5.25%, due 10/6/2025	209,778	(o)
	3,635,000	8.50%, due 1/31/2047	3,753,850	(k)
	3,855,000	7.50%, due 2/16/2061	3,585,150	(k)
	485,000	El Salvador Government International Bond, 9.50%, due 7/15/2052	455,905	(k)
		European Union
EUR	117,000	0.00%, due 4/22/2031	141,793	(o)
EUR	101,000	0.00%, due 7/4/2031	122,273	(o)
EUR	151,000	0.45%, due 7/4/2041	185,003	(o)
	$1,075,000	Finance Department Government of Sharjah, 4.00%, due 7/28/2050	975,455	(k)
		French Republic Government Bond OAT
EUR	503,059	0.10%, due 3/1/2025	637,473	(j)(o)
EUR	434,438	0.10%, due 3/1/2026	566,275	(j)(o)
EUR	454,202	1.85%, due 7/25/2027	669,445	(j)(o)
EUR	222,156	0.10%, due 3/1/2028	297,423	(j)(o)
EUR	305,671	0.10%, due 7/25/2031	431,950	(j)(o)
EUR	143,000	0.00%, due 11/25/2031	171,410	(o)
EUR	218,874	0.10%, due 3/1/2032	306,889	(j)(o)
EUR	120,000	1.50%, due 5/25/2050	174,665	(o)
		Ghana Government International Bond
	$200,000	6.38%, due 2/11/2027	196,612	(o)
	1,660,000	7.75%, due 4/7/2029	1,671,803	(k)
	3,225,000	10.75%, due 10/14/2030	4,015,125	(k)
	200,000	Hazine Mustesarligi Varlik Kiralama AS, 5.13%, due 6/22/2026	200,400	(k)
		Hellenic Republic Government Bond
EUR	249,000	0.00%, due 2/12/2026	297,388	(o)
EUR	2,000,000	1.88%, due 7/23/2026	2,608,159	(o)
EUR	179,000	0.75%, due 6/18/2031	215,232	(o)
	$1,050,000	Indonesia Government International Bond, 5.25%, due 1/17/2042	1,314,539	(k)
		Indonesia Treasury Bond
IDR	72,098,000,000	6.13%, due 5/15/2028	5,047,730
IDR	54,478,000,000	8.25%, due 5/15/2029	4,255,405
IDR	26,460,000,000	7.00%, due 9/15/2030	1,921,037
EUR	99,182	Ireland Government Bond, 1.30%, due 5/15/2033	135,384	(o)
	$200,000	Istanbul Metropolitan Municipality, 6.38%, due 12/9/2025	198,811	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Italy Buoni Poliennali Del Tesoro
EUR	363,202	2.60%, due 9/15/2023	$470,797	(j)(o)
EUR	243,575	0.40%, due 4/11/2024	299,777	(j)(o)
EUR	1,133,000	1.45%, due 11/15/2024	1,418,572	(o)
EUR	367,000	1.45%, due 5/15/2025	462,184	(o)
EUR	346,208	1.40%, due 5/26/2025	446,730	(j)(o)
EUR	224,000	1.85%, due 7/1/2025	286,527	(o)
EUR	176,000	1.60%, due 6/1/2026	225,274	(o)
EUR	275,110	3.10%, due 9/15/2026	402,860	(j)(o)
EUR	134,797	0.65%, due 10/28/2027	171,274	(j)(o)
EUR	544,000	3.00%, due 8/1/2029	779,482	(o)
EUR	293,426	0.40%, due 5/15/2030	385,703	(j)(o)
EUR	628,000	0.90%, due 4/1/2031	768,086	(o)
EUR	126,000	0.95%, due 12/1/2031	153,679	(o)
EUR	440,000	4.00%, due 2/1/2037	737,155	(o)
EUR	35,000	1.50%, due 4/30/2045	41,956	(o)
EUR	56,000	1.70%, due 9/1/2051	67,508	(o)
		Ivory Coast Government International Bond
	$409,167	5.75%, due 12/31/2032	413,275	(o)(v)
	1,350,251	5.75%, due 12/31/2032	1,363,808	(k)(v)
	2,465,000	6.13%, due 6/15/2033	2,667,676	(k)
		Kenya Government International Bond
	1,970,000	6.88%, due 6/24/2024	2,164,281	(k)
	200,000	7.00%, due 5/22/2027	218,340	(o)
		Kingdom of Belgium Government Bond
EUR	166,995	1.45%, due 6/22/2037	235,811	(o)
EUR	115,000	1.60%, due 6/22/2047	169,053	(o)
		Mexican Bonos
MXN	75,340,000	Ser. M20, 8.50%, due 5/31/2029	4,165,902
MXN	56,380,000	Ser. M, 7.75%, due 5/29/2031	3,004,649
MXN	15,400,000	Ser. M, 7.75%, due 11/23/2034	815,077
MXN	25,070,000	Ser. M, 7.75%, due 11/13/2042	1,279,881
	$2,295,000	Mongolia Government International Bond, 5.13%, due 4/7/2026	2,417,824	(k)
	$200,000	Namibia International Bonds, 5.50%, due 11/3/2021	201,798	(o)
EUR	350,633	Netherlands Kingdom, 4.00%, due 1/15/2037	686,099	(o)
	$2,365,000	Nigeria Government International Bond, 7.88%, due 2/16/2032	2,530,550	(k)
		Oman Government International Bond
	206,000	4.13%, due 1/17/2023	210,907	(o)
	1,485,000	6.75%, due 1/17/2048	1,499,850	(k)
	2,845,000	7.00%, due 1/25/2051	2,937,462	(k)
		Peruvian Government International Bond
	200,000	7.35%, due 7/21/2025	243,436
PEN	147,000	6.95%, due 8/12/2031	37,781	(o)
	$203,578	Provincia de Cordoba, 5.00%, due 12/10/2025	153,254	(o)(v)
	370,000	Qatar Government International Bond, 3.88%, due 4/23/2023	391,840	(o)
	840,000	Republic of Armenia International Bond, 3.60%, due 2/2/2031	797,496	(k)
		Republic of South Africa Government Bond
ZAR	31,218,337	8.00%, due 1/31/2030	2,026,585
ZAR	52,039,335	8.25%, due 3/31/2032	3,240,082
ZAR	15,642,353	8.50%, due 1/31/2037	911,944
ZAR	11,078,815	9.00%, due 1/31/2040	662,089
	$3,840,000	Republic of South Africa Government International Bond, 5.65%, due 9/27/2047	3,892,454

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Romanian Government International Bond
EUR	53,000	2.75%, due 2/26/2026	$69,415	(o)
EUR	116,000	2.88%, due 5/26/2028	153,359	(o)
EUR	153,000	1.75%, due 7/13/2030	181,717	(o)
EUR	249,000	3.88%, due 10/29/2035	343,409	(o)
EUR	135,000	2.88%, due 4/13/2042	158,167	(o)
	$1,075,000	5.13%, due 6/15/2048	1,330,312	(k)
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	304,181,000	7.05%, due 1/19/2028	4,231,534
RUB	137,926,000	8.50%, due 9/17/2031	2,122,281
RUB	44,181,000	7.70%, due 3/23/2033	646,843
RUB	107,072,000	7.25%, due 5/10/2034	1,509,251
	$885,000	Senegal Government International Bond, 6.25%, due 5/23/2033	938,011	(k)
EUR	119,000	Slovenia Government Bond, 0.13%, due 7/1/2031	143,493	(o)
		Spain Government Bond
EUR	448,000	1.45%, due 10/31/2027	587,150	(o)
EUR	375,000	0.10%, due 4/30/2031	440,479	(o)
EUR	184,000	0.85%, due 7/30/2037	222,203	(o)
EUR	147,000	0.85%, due 7/30/2037	177,521	(o)
EUR	193,487	Spain Government Inflation-Linked Bond, 1.80%, due 11/30/2024	258,233	(j)(o)
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	196,028	(o)
	200,000	6.35%, due 6/28/2024	129,786	(o)
	255,000	7.85%, due 3/14/2029	156,080	(k)
		Turkey Government Bond
TRY	11,813,158	10.70%, due 8/17/2022	1,307,355
TRY	11,551,255	12.60%, due 10/1/2025	1,180,336
TRY	43,332,823	11.70%, due 11/13/2030	3,949,633
		Turkey Government International Bond
	$200,000	5.75%, due 3/22/2024	207,760
	680,000	5.95%, due 1/15/2031	670,929
	1,690,000	5.88%, due 6/26/2031	1,652,969
		Turkiye Ihracat Kredi Bankasi AS
	360,000	5.38%, due 10/24/2023	371,237	(o)
	200,000	8.25%, due 1/24/2024	217,500	(k)
		Ukraine Government International Bond
	200,000	8.99%, due 2/1/2024	220,137	(o)
	5,700,000	7.25%, due 3/15/2033	5,876,107	(k)
	66,667	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	68,611	(o)
	1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	133,416	(o)(x)

		Total Foreign Government Securities (Cost $151,763,086)	145,184,508

Number of Shares

Closed-End Funds 0.1%
Investment Companies(y) 0.1%
	1,973,605	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $2,363,561)	2,430,575
Short-Term Investments 15.3%
Investment Companies 15.3%
	464,463,024	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(z)	464,463,024	(q)
	15,956,899	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(z)	15,956,899	(aa)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

	VALUE
Total Short-Term Investments (Cost $480,419,923)	$480,419,923

Total Investments 116.2% (Cost $3,623,111,858)	3,661,985,783

Liabilities Less Other Assets (16.2)%	(509,921,167)	(ab)(ac)

Net Assets 100.0%	$3,152,064,616

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(c)	The stated interest rates represent the range of rates at July 31, 2021 of the underlying contracts within the Loan Assignment.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security has not settled as of July 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Value determined using significant unobservable inputs.
(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $1,091,661,215, which represents 34.6% of net assets of the Fund.
(l)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(m)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.
(n)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2021 amounted to $555,749,082, which represents 17.6% of net assets of the Fund.
(o)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2021 amounted to $154,007,761, which represents 4.9% of net assets of the Fund.
(p)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to $15,664,966 for the Fund.
(q)	All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities, when-issued securities, swaps, futures, forward foreign currency contracts, bond forwards and/or delayed delivery securities with a total value of $700,536,180.
(r)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $13,445,323, which represents 0.4% of net assets of the Fund.
(s)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(t)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(u)	Payment-in-kind (PIK) security.
(v)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.
(w)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021, amounted to $6,415,000, which represents 0.2% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

(x)	Defaulted security.
(y)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(z)	Represents 7-day effective yield as of July 31, 2021.
(aa)	Represents investment of cash collateral received from securities lending.
(ab)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(ac)	As of July 31, 2021, the value of unfunded loan commitments was $1,025,245 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$2,488,187,809	78.9%
Cayman Islands	139,043,840	4.4%
United Kingdom	89,037,905	2.8%
Luxembourg	35,115,631	1.1%
Mexico	34,401,020	1.1%
France	33,886,352	1.1%
Canada	31,262,144	1.0%
Brazil	27,062,013	0.9%
Switzerland	21,291,419	0.7%
Colombia	15,630,099	0.5%
Ireland	14,906,202	0.5%
Indonesia	13,756,250	0.4%
Germany	13,630,197	0.4%
South Africa	12,569,237	0.4%
Italy	12,172,045	0.4%
Turkey	11,935,502	0.4%
Ukraine	10,795,551	0.4%
Russia	10,577,890	0.3%
Netherlands	10,219,916	0.3%
Australia	10,070,236	0.3%
United Arab Emirates	9,349,969	0.3%
Spain	8,388,078	0.3%
Oman	8,047,299	0.3%
Egypt	7,761,405	0.3%
Malaysia	6,641,819	0.2%
Israel	6,629,584	0.2%
Zambia	6,508,299	0.2%
Sweden	6,414,548	0.2%
China	6,367,243	0.2%
Ghana	6,092,040	0.2%
India	5,824,828	0.2%
Angola	5,400,255	0.2%
Dominican Republic	5,062,185	0.2%
Macau	5,005,619	0.2%
Cote D'Ivoire	4,444,759	0.2%
Nigeria	3,860,410	0.1%
Hong Kong	3,677,781	0.1%
Panama	3,540,701	0.1%
Greece	3,120,779	0.1%
Kazakhstan	2,981,474	0.1%
Peru	2,814,766	0.1%
Mongolia	2,631,353	0.1%
Kenya	2,382,621	0.1%
Romania	2,236,379	0.1%
Azerbaijan	1,846,168	0.1%
Czech Republic	1,635,690	0.1%
Supranational	1,589,331	0.1%
Other countries representing less than 0.05% of net assets of the Fund	15,759,219	0.0%
Short-Term Investments and Other Liabilities-Net	(29,501,244)	(0.9)%
Total Investments	3,152,064,616	100.0%

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	13	Euro-Bobl	$2,087,419	$19,740
9/2021	4	Euro-Buxl Bond, 30 Year	1,020,364	70,843
9/2021	69	Euro-Schatz	9,196,393	15,966
9/2021	133	U.S. Treasury Long Bond	21,907,594	1,030,771
9/2021	62	U.S. Treasury Note, 2 Year	13,680,688	3,477
9/2021	323	U.S. Treasury Note, 5 Year	40,195,836	210,618
Total Long Positions			$88,088,294	$1,351,415

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	5	Euro-BTP	$(915,073)	$(22,183)
9/2021	170	Euro-Bund	(35,607,532)	(976,059)
9/2021	11	Euro-OAT	(2,114,940)	(46,572)
9/2021	16	Government of Canada Bond, 5 Year	(1,610,260)	(10,378)
9/2021	2,902	U.S. Treasury Note, 10 Year	(390,182,969)	(6,454,792)
9/2021	1,811	U.S. Treasury Note, Ultra10 Year	(272,102,750)	(9,306,682)
9/2021	568	U.S. Treasury Ultra Long Bond	(113,333,750)	(8,459,936)
Total Short Positions			$(815,867,274)	$(25,276,602)
Total Futures				$(23,925,187)

At July 31, 2021, the Fund had $23,737,235 deposited in a segregated account to cover margin requirements on open futures. At July 31, 2021 the Fund had securities pledged in the amount of $12,744,936 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,207,627	BRL	225,723	USD	CITI	9/2/2021	$5,205
2,574,208	BRL	487,975	USD	CITI	9/2/2021	4,276
863,141	BRL	161,160	USD	JPM	9/2/2021	3,893
4,772,405	BRL	903,522	USD	GSI	11/3/2021	1,319
931,819	USD	4,772,405	BRL	CITI	8/3/2021	15,503
1,333,660	USD	6,781,527	BRL	SCB	9/2/2021	36,870
854,245	USD	4,254,565	BRL	GSI	9/2/2021	40,670
300,951	USD	1,543,697	BRL	GSI	9/22/2021	6,516
6,625,235,000	CLP	8,711,683	USD	GSI	9/8/2021	9,085
1,404,695	USD	1,041,932,397	CLP	HSBC	9/15/2021	33,438
6,574,004	USD	25,190,925,000	COP	GSI	8/5/2021	78,819
10,991,715	CZK	425,916	EUR	JPM	9/15/2021	5,308
6,278,370	DKK	997,646	USD	CITI	10/20/2021	4,939
38,772,484	EGP	2,247,680	USD	GSI	5/25/2022	28,003
763,495	EUR	903,333	USD	JPM	8/4/2021	2,380
668,087	EUR	791,358	USD	JPM	8/4/2021	1,175

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

141,863	EUR	168,235	USD	JPM	8/4/2021	53
4,863,648	EUR	5,739,494	USD	SCB	8/4/2021	30,117
7,403,437	EUR	8,748,360	USD	CITI	10/20/2021	47,496
8,654,905	EUR	10,259,735	USD	CITI	10/20/2021	22,961
2,645,517	EUR	3,126,107	USD	CITI	10/20/2021	16,972
1,212,535	EUR	1,432,807	USD	CITI	10/20/2021	7,779
141,939	EUR	167,746	USD	CITI	10/20/2021	889
180,856	EUR	214,463	USD	CITI	10/20/2021	408
336,197	EUR	396,898	USD	GSI	10/20/2021	2,530
253,234	EUR	300,000	USD	GSI	10/20/2021	861
30,869	EUR	36,421	USD	GSI	10/20/2021	253
522,233	EUR	183,138,199	HUF	GSI	9/15/2021	14,921
715,089	EUR	249,734,197	HUF	HSBC	9/15/2021	23,852
1,205,045	EUR	5,455,285	PLN	GSI	9/15/2021	14,448
470,212	EUR	2,126,100	PLN	GSI	9/15/2021	6,304
278,282	USD	231,000	EUR	GSI	8/4/2021	4,252
4,327,285	USD	3,632,845	EUR	JPM	8/4/2021	17,741
2,065,395	GBP	2,860,787	USD	CITI	10/20/2021	10,623
198,100	GBP	269,966	USD	CITI	10/20/2021	5,442
720,245	GBP	997,614	USD	CITI	10/20/2021	3,705
20,611,296,082	IDR	1,407,452	USD	HSBC	10/26/2021	6,206
7,463,283	ILS	2,297,690	USD	GSI	9/10/2021	11,688
327,480,000	INR	4,391,578	USD	GSI	8/5/2021	9,063
4,410,208	USD	327,480,000	INR	GSI	8/5/2021	9,566
33,327,754	JPY	302,802	USD	JPM	9/22/2021	1,111
2,171,657	USD	2,480,250,000	KRW	GSI	8/5/2021	16,939
481,886,729	KZT	1,113,288	USD	GSI	9/24/2021	6,982
157,860,171	KZT	362,772	USD	GSI	9/24/2021	4,215
9,825,000	MXN	490,692	USD	CITI	8/31/2021	1,048
16,874,512	MXN	834,107	USD	CITI	9/15/2021	8,718
34,981,718	MXN	1,738,776	USD	CITI	9/15/2021	8,442
10,578,559	USD	210,121,926	MXN	GSI	8/5/2021	25,801
1,439,031	USD	6,012,533	MYR	GSI	9/3/2021	21,816
69,061,099	PHP	1,360,783	USD	HSBC	9/10/2021	18,709
1,569,012	RON	314,522	EUR	CITI	10/6/2021	4,044
2,007,883	RON	403,027	EUR	GSI	10/6/2021	4,546
4,929,099	RON	990,011	EUR	JPM	10/6/2021	10,412
566,139	RON	113,511	EUR	JPM	10/6/2021	1,431
800,946,745	RUB	10,896,671	USD	GSI	9/8/2021	7,383
8,788,034	RUB	117,036	USD	GSI	9/15/2021	2,401
95,499,852	RUB	1,289,751	USD	MS	9/15/2021	8,178
10,958,513	USD	800,946,745	RUB	GSI	8/5/2021	10,339
778,934	SGD	572,471	USD	JPM	8/19/2021	2,396
788,877	USD	25,496,512	THB	GSI	8/9/2021	13,171
1,685,102	USD	55,129,789	THB	GSI	8/9/2021	7,833
6,022,771	TRY	675,911	USD	BB	9/22/2021	20,732
38,773,631	UAH	1,375,927	USD	CITI	12/9/2021	27,141
4,845,124	USD	70,545,000	ZAR	GSI	8/5/2021	31,300
372,703	USD	5,403,232	ZAR	GSI	10/1/2021	6,652
10,539,955	ZAR	713,046	USD	CITI	10/1/2021	1,000
Total unrealized appreciation						$818,269

4,772,405	BRL	969,140	USD	CITI	8/3/2021	(52,824)
4,772,405	BRL	931,819	USD	GSI	8/3/2021	(15,503)
1,072,925	BRL	205,730	USD	GSI	9/2/2021	(561)
4,092,708	BRL	799,873	USD	GSI	9/2/2021	(17,249)
3,471,650	BRL	689,660	USD	JPM	9/2/2021	(25,797)
914,639	USD	4,772,405	BRL	GSI	8/3/2021	(1,677)
492,832	USD	450,000	CHF	CITI	8/31/2021	(4,291)
6,625,235,000	CLP	9,024,976	USD	GSI	8/5/2021	(295,378)
550,039,018	CLP	766,175	USD	GSI	9/15/2021	(42,285)
491,832,528	CLP	687,157	USD	HSBC	9/15/2021	(39,870)
8,717,644	USD	6,625,235,000	CLP	GSI	8/5/2021	(11,954)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

1,413,306	USD	9,159,182	CNH	CITI	9/2/2021	(140)
25,190,925,000	COP	6,775,214	USD	GSI	8/5/2021	(280,030)
25,190,925,000	COP	6,564,581	USD	GSI	9/8/2021	(81,286)
7,239,112,388	COP	2,008,321	USD	JPM	9/15/2021	(145,893)
30,546,564	CZK	1,196,409	EUR	CITI	9/15/2021	(405)
108,737	EUR	129,539	USD	JPM	8/4/2021	(548)
380,763	EUR	452,581	USD	JPM	9/3/2021	(631)
450,222	EUR	540,156	USD	JPM	10/6/2021	(5,403)
421,885	USD	356,175	EUR	GSI	8/4/2021	(635)
394,703	USD	334,026	EUR	GSI	8/4/2021	(1,543)
335,984	USD	285,497	EUR	HSBC	8/4/2021	(2,693)
225,057	USD	190,201	EUR	JPM	8/4/2021	(573)
447,630	USD	378,594	EUR	JPM	8/4/2021	(1,486)
563,565	USD	476,758	EUR	JPM	8/4/2021	(1,999)
923,729	USD	782,997	EUR	JPM	8/4/2021	(5,119)
5,742,875	USD	4,863,648	EUR	SCB	9/3/2021	(30,078)
248,693	USD	209,792	EUR	CITI	10/20/2021	(557)
60,811,077	USD	51,263,717	EUR	CITI	10/20/2021	(94,185)
1,501,042	USD	1,084,941	GBP	CITI	10/20/2021	(7,295)
12,426,723	USD	8,967,378	GBP	CITI	10/20/2021	(40,153)
5,648,839	HUF	16,161	EUR	GSI	9/15/2021	(522)
420,375,028	HUF	1,187,483	EUR	GSI	9/15/2021	(20,894)
186,193,182	HUF	523,241	EUR	HSBC	9/15/2021	(6,024)
152,347,643	HUF	425,973	EUR	JPM	9/15/2021	(2,370)
233,693,881	HUF	655,319	EUR	JPM	9/15/2021	(5,889)
179,596	USD	2,632,047,879	IDR	HSBC	10/26/2021	(928)
889,955	USD	2,879,894	ILS	CITI	9/10/2021	(1,176)
327,480,000	INR	4,395,705	USD	GSI	9/8/2021	(10,143)
102,803,800	INR	1,389,898	USD	GSI	9/24/2021	(15,716)
2,480,250,000	KRW	2,194,912	USD	GSI	8/5/2021	(40,193)
2,703,846,741	KRW	2,354,980	USD	CITI	8/17/2021	(10,504)
2,480,250,000	KRW	2,170,593	USD	GSI	9/8/2021	(20,759)
210,121,926	MXN	10,570,577	USD	GSI	8/5/2021	(17,818)
210,121,926	MXN	10,532,216	USD	GSI	9/8/2021	(27,106)
11,588,972	MXN	579,791	USD	GSI	9/15/2021	(961)
1,755,583	USD	35,273,374	MXN	CITI	9/15/2021	(6,203)
6,013,029	MYR	1,441,613	USD	GSI	9/3/2021	(24,282)
5,495,122	PEN	1,391,933	USD	GSI	8/6/2021	(39,016)
7,696,314	PLN	1,721,501	EUR	GSI	9/30/2021	(46,351)
800,946,745	RUB	11,031,109	USD	GSI	8/5/2021	(82,935)
153,776	USD	11,414,151	RUB	GSI	9/15/2021	(1,353)
673,675	SGD	497,339	USD	CITI	8/19/2021	(155)
1,908,626	SGD	1,409,481	USD	JPM	8/19/2021	(881)
738,033	USD	6,782,313	TRY	SCB	9/22/2021	(46,465)
1,399,288	USD	39,264,030	TWD	JPM	8/23/2021	(6,579)
70,545,000	ZAR	4,939,884	USD	GSI	8/5/2021	(126,060)
70,545,000	ZAR	4,824,268	USD	GSI	9/8/2021	(31,056)
9,827,676	ZAR	679,080	USD	CITI	10/1/2021	(13,288)
2,054,585	ZAR	139,983	USD	HSBC	10/1/2021	(792)
2,117,904	ZAR	146,818	USD	JPM	10/1/2021	(3,337)
13,698,770	ZAR	935,545	USD	MS	10/1/2021	(7,500)
Total unrealized depreciation						$(1,825,297)
Total net unrealized depreciation						$(1,007,028)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Bond forward contracts (“bond forwards”)

At July 31, 2021, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	USD	5,808,863	8/20/2021	$58,863
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	USD	4,554,760	8/20/2021	54,760
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	USD	5,905,996	8/20/2021	80,996
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2025	USD	3,856,644	8/20/2021	56,644
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	USD	4,833,266	8/20/2021	103,266
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/2029	USD	3,786,846	8/20/2021	86,846
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	USD	7,308,344	8/20/2021	153,344
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	USD	3,623,886	8/20/2021	73,886
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 2/15/2050	USD	2,367,701	8/20/2021	42,701
Total net unrealized appreciation					$711,306

Credit default swap contracts ("credit default swaps")

At July 31, 2021, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 35 V.1	EUR	750,000	5.00%	3M	6/20/2026	$(81,320)	$(7,552)	$(4,566)	$(93,438)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index Ser. 36 V.1	USD	10,460,000	5.00%	3M	6/20/2026	$965,981	$(6,297)	$58,111	$1,017,795
ICE CC	iTraxx Europe Crossover Ser. 35 V.1	EUR	40,925,000	5.00%	3M	6/20/2026	5,258,548	569,535	275,952	6,104,035
							$6,224,529	$563,238	$334,063	$7,121,830

Interest rate swap contracts ("interest rate swaps")

At July 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	$(3,259)	$(424)	$(3,683)
LCH	GBP	6,000,000	Receive	1D SONIA	(0.03)%	1Y/1Y	2/1/2023	25,182	(1,512,881)	(1,487,699)
Total								$21,923	$(1,513,305)	$(1,491,382)

Inflation swap contracts ("inflation swaps")

At July 31, 2021, the Fund had outstanding inflation swaps as follows:

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Centrally cleared inflation swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	$(44,228)	$21,880	$(22,348)
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	(31,176)	44,318	13,142
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	(29,266)	47,275	18,009
Total								$(104,670)	$113,473	$8,803

At July 31, 2021, the Fund had $813,586 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

Total return basket swap contracts ("total return basket swaps")

At July 31, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Long(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	SDHYTR	0.75%	0.65%	FEDL01	3M/3M	2/15/2029	$140,261
JPM	JPM1	0.64%	0.54%	FEDL01	3M/3M	2/4/2028	(222,350)
Total							$(82,089)

(a)     The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
SDHYTR
Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	8,743	$810,189	$4,780	3.0%
First Quantum Minerals Ltd., 6.88%, due 10/15/2027	7,286	799,871	4,719	2.9%
Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	7,286	797,300	4,704	2.9%
SeaWorld Parks & Entertainment, Inc., 9.50%, 8/1/2025	7,286	796,081	4,697	2.9%
American Airlines, Inc., 11.75%, due 7/15/2025	6,410	794,409	4,687	2.9%
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, due 4/1/2027	6,921	790,797	4,665	2.9%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.38%, due 6/1/2025	7,286	789,742	4,659	2.9%
Resideo Funding, Inc., 6.13%, due 11/1/2026	7,286	782,766	4,618	2.9%
Trident TPI Holdings, Inc., 9.25%, 8/1/2024	7,286	781,747	4,612	2.9%
Carnival Corp., 7.63%, due 3/1/2026	7,286	779,982	4,602	2.9%
Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	7,286	778,145	4,591	2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	7,286	776,837	4,583	2.8%
Scientific Games International, Inc., 8.25%, due 3/15/2026	7,286	776,152	4,579	2.8%
CHS/Community Health Systems Inc., 5.63%, due 3/15/2027	7,286	766,863	4,524	2.8%
Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	7,286	757,142	4,467	2.8%
Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	7,286	756,876	4,465	2.8%
Royal Caribbean Cruises Ltd., 5.25%, due 11/15/2022	7,286	756,312	4,462	2.8%
CommScope Technologies LLC, 6.00%, due 6/15/2025	7,286	749,161	4,420	2.7%
Harsco Corp., 5.75%, due 7/31/2027	7,286	747,519	4,410	2.7%
Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	7,286	746,249	4,403	2.7%
Life Time, Inc., 5.75%, due 1/15/2026	7,286	744,834	4,394	2.7%
Banijay Entertainment SASU, 5.38%, due 3/1/2025	7,286	744,640	4,393	2.7%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	7,286	742,768	4,382	2.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/2024	7,286	742,286	4,379	2.7%
KAR Auction Services, Inc., 5.13%, due 6/1/2025	7,286	740,782	4,370	2.7%
BWAY Holding Co., 7.25%, 4/15/2025	7,286	738,787	4,359	2.7%

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

United Continental Holdings, Inc., 4.88%, due 1/15/2025	7,286	738,659	4,358	2.7%
Six Flags Entertainment Corp., 4.88%, due 7/31/2024	7,286	735,751	4,341	2.7%
NCL Corp. Ltd., 5.88%, due 3/15/2026	7,286	730,272	4,308	2.7%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/2026	7,286	726,345	4,285	2.7%
AMC Networks, Inc., 4.25%, due 2/15/2029	7,286	718,160	4,237	2.6%
Comstock Resources, Inc., 9.75%, due 8/15/2026	2,914	318,325	1,878	1.2%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, due 10/1/2025	2,914	317,402	1,873	1.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.635, due 12/15/2025	2,914	315,630	1,862	1.2%
Range Resources Corp., 9.25%, due 2/1/2026	2,914	315,195	1,859	1.2%
EQM Midstream Partners LP, 6.00%, due 7/1/2025	2,914	310,250	1,830	1.1%
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, due 4/1/2026	2,914	306,255	1,807	1.1%
PDC Energy, Inc., 5.75%, due 5/15/2026	2,914	304,831	1,798	1.1%
Rattler Midstream LP, 5.63%, due 7/15/2025	2,914	304,478	1,796	1.1%
TechnipFMC PLC, 6.50%, 2/1/2026	2,914	304,435	1,796	1.1%
CrownRock LP/CrownRock Finance, Inc., 5.63%, due10/15/2025	2,914	299,677	1,768	1.1%
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, due 10/1/2025	2,914	297,596	1,756	1.1%
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, due 10/1/2025	2,914	291,825	1,722	1.1%
		$27,323,323	161,198
Accrued Net Interest Receivable/(Payable)			(20,937)
			$140,261
JPM1
Vistra Operations Co. LLC, 5.00%, due 7/31/2027	16,448	$1,712,328	$(5,956)	3.2%
Iron Mountain, Inc., 4.88%, due 9/15/2027	14,980	1,564,079	(5,440)	2.9%
Buckeye Partners LP, 4.13%, due 3/1/2025	15,002	1,558,889	(5,422)	2.9%
United Airlines, Inc., 4.38%, due 4/15/2026	15,067	1,546,852	(5,380)	2.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	13,966	1,545,996	(5,377)	2.9%
APX Group, Inc., 6.75%, due 2/15/2027	14,505	1,543,588	(5,369)	2.9%
Altice France SA, 8.13%, due 2/1/2027	13,987	1,528,127	(5,315)	2.8%
Carnival Corp., 7.63%, due 3/1/2026	13,987	1,486,183	(5,169)	2.8%
Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	13,707	1,391,273	(4,839)	2.6%
Carvana Co., 5.50%, due 4/15/2027	12,282	1,302,891	(4,532)	2.4%
Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	12,800	1,279,458	(4,450)	2.4%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	12,368	1,274,375	(4,433)	2.4%
Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	11,980	1,272,342	(4,425)	2.4%
New Fortress Energy, Inc., 6.50%, due 9/30/2026	12,498	1,268,169	(4,411)	2.4%
CHS/Community Health Systems, Inc., 5.63%, due 3/15/2027	11,786	1,255,383	(4,366)	2.4%
Caesars Entertainment, Inc., 6.25%, due 7/1/2025	11,786	1,248,481	(4,342)	2.3%
Scientific Games International, Inc., 8.63%, due 7/1/2025	11,376	1,232,164	(4,286)	2.3%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	11,764	1,222,747	(4,253)	2.3%
Hudbay Minerals, Inc., 4.50%, due 4/1/2026	11,354	1,157,959	(4,028)	2.2%
Hospitality Properties Trust, 4.35%, due 10/1/2024	11,224	1,138,324	(3,959)	2.1%
Garda World Security Corp., 4.63%, due 2/15/2027	11,203	1,133,028	(3,941)	2.1%
Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	9,649	997,619	(3,470)	1.9%
Presidio Holdings, Inc., 4.88%, due 2/1/2027	9,541	991,948	(3,450)	1.8%

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

First Quantum Minerals Ltd., 6.88%, due 10/15/2027	9,087	984,778	(3,425)	1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	9,411	981,461	(3,414)	1.8%
TechnipFMC PLC, 6.50%, due 2/1/2026	9,066	971,243	(3,378)	1.8%
Range Resources Corp., 9.25%, due 2/1/2026	8,785	959,259	(3,337)	1.8%
Life Time, Inc., 5.75%, due 1/15/2026	9,454	952,090	(3,312)	1.8%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	8,310	861,033	(2,995)	1.6%
DISH DBS Corp., 5.88%, due 11/15/2024	7,965	857,715	(2,983)	1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	7,900	856,645	(2,980)	1.6%
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, due 11/1/2026	8,462	856,592	(2,979)	1.6%
SpA Holdings 3 Oy, 4.88%, due 2/4/2028	8,397	855,040	(2,974)	1.6%
Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	7,922	851,670	(2,962)	1.6%
Six Flags Entertainment Corp., 4.88%, due 7/31/2024	8,354	848,620	(2,952)	1.6%
Golden Entertainment, Inc., 7.63%, due 4/15/2026	7,922	844,554	(2,938)	1.6%
Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	7,922	840,435	(2,923)	1.6%
Tenet Healthcare Corp., 6.25%, due 2/1/2027	8,030	840,435	(2,923)	1.6%
EQM Midstream Partners L.P., 6.50%, due 7/1/2027	7,533	838,990	(2,918)	1.6%
TransDigm, Inc., 7.50%, due 3/15/2027	7,879	838,402	(2,916)	1.6%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	8,073	837,920	(2,914)	1.6%
NCL Corp. Ltd., 3.63%, due 12/15/2024	8,850	835,887	(2,907)	1.6%
Harsco Corp., 5.75%, due 7/31/2027	7,965	826,525	(2,875)	1.5%
American Airlines Group, Inc., 3.75%, due 3/1/2025	9,131	813,899	(2,831)	1.5%
OneMain Finance Corp., 3.50%, due 1/15/2027	5,720	577,321	(2,008)	1.1%
NuStar Logistics L.P., 5.75%, due 10/1/2025	5,224	568,012	(1,976)	1.1%
U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	5,418	565,016	(1,965)	1.1%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	5,353	562,662	(1,957)	1.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	5,440	558,382	(1,942)	1.0%
EnLink Midstream LLC, 5.63%, due 1/15/2028	5,267	557,312	(1,938)	1.0%
Other Securities	10,663	1,106,117	(3,847)	2.0%
		$53,500,218	(186,082)
Accrued Net Interest Receivable/(Payable)			(36,268)
			$(222,350)
Total Return Basket Swaps, at value			$(82,089)

(b)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2021.

Total return swap contracts ("total return swaps")

At July 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	USD	35,575,200	9/9/2021	0.52%	0.40%	3M USD LIBOR	T/3M	$3,672	$(24,445)	$(20,773)
GSI	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	USD	11,844,675	9/9/2021	0.52%	0.40%	3M USD LIBOR	T/3M	(13,116)	(7,693)	(20,809)
GSI	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	USD	14,219,100	9/9/2021	0.52%	0.40%	3M USD LIBOR	T/3M	(15,540)	(9,643)	(25,183)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	291,297,204	9/22/2021	(0.42)%	(0.55)%	3M USD LIBOR	T/3M	596,915	1,091,125	1,688,040
JPM	iShares iBoxx $ High Yield Corp. Bond ETF	USD	19,764,000	9/22/2021	(0.42)%	(0.55)%	3M USD LIBOR	T/3M	40,500	74,030	114,530
Total									$612,431	$1,123,374	$1,735,805

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2021.

At July 31, 2021, the Fund had cash collateral of $13,140,000 and $28,652,764 deposited in segregated accounts for Goldman Sachs International and JPMorgan Chase Bank N.A., respectively and cash collateral of $50,000 received from Morgan Stanley, to cover collateral requirements on over-the-counter derivatives.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total

Investments:
Loan Assignments
Health Care	$—	$26,454,754	$1,083,999	$27,538,753
Industrial Equipment	—	4,446,411	701,812	5,148,223
Steel	—	645,568	777,575	1,423,143
Other Loan Assignments(a)	—	181,216,752	—	181,216,752
Total Loan Assignments	—	212,763,485	2,563,386	215,326,871
U.S. Treasury Obligations	—	233,231,791	—	233,231,791
U.S. Government Agency Securities	—	3,143,389	—	3,143,389
Mortgage-Backed Securities(a)	—	782,535,052	—	782,535,052
Corporate Bonds(a)	—	1,587,741,252	—	1,587,741,252
Convertible Bonds(a)	—	2,788,000	—	2,788,000
Municipal Notes(a)	—	47,810,116	—	47,810,116
Asset-Backed Securities	—	161,374,306	—	161,374,306
Foreign Government Securities	—	145,184,508	—	145,184,508
Investment Companies	2,430,575	—	—	2,430,575
Short-Term Investments	—	480,419,923	—	480,419,923
Total Investments	$2,430,575	$3,656,991,822	$2,563,386	$3,661,985,783

(a)	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Investments in Securities:
Loan Assignments(c)	$8,610	$6	$27	$138	$1,061	$(4,212)	$-	$(3,067)	$2,563	$45
Total	$8,610	$6	$27	$138	$1,061	$(4,212)	$-	$(3,067)	$2,563	$45

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$1,351,415	$—	$—	$1,351,415
Liabilities	(25,276,602)	—	—	(25,276,602)
Forward FX Contracts(a)
Assets	—	818,269	—	818,269
Liabilities	—	(1,825,297)	—	(1,825,297)
Bond Forwards(a)
Assets	—	711,306	—	711,306
Swaps
Assets	—	9,095,812	—	9,095,812
Liabilities	—	(1,896,283)	—	(1,896,283)
Total	$(23,925,187)	$6,903,807	$—	$(17,021,380)

(a)	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a):

Strategic Income	Value at October 31, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at July 31, 2021	Value at July 31, 2021
Neuberger Berman Global Monthly Income Fund Ltd.	$-	$2,363,561	$-	$67,014	$-	$38,808	1,973,605	$2,430,575
Sub-total for affiliates held as of 7/31/21(c)	$-	$2,363,561	$-	$67,014	$-	$38,808		$2,430,575

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.

(c)	At July 31, 2021, the value of these securities amounted to 0.08% of net assets of the Fund.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2021

Notes to Schedule of Investments Income Funds

(Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2021, the value of unfunded loan commitments were $3,729,733, $1,907,706 and $1,025,245 for Floating Rate Income, High Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income

Borrower	Principal Amount	Value
Aveanna Healthcare, LLC, Term Loan DD, (USD LIBOR + 3.75%), due 6/30/2028(c)	$286,792	$284,642
BCPE Empire Holdings, Inc., Term Loan DD, (USD LIBOR + 4.00%), due 6/12/2026(c)	223,471	222,494
CMBF LLC, Term Loan DD, (USD LIBOR + 6.00%), due 6/8/2028(c)	354,358	352,586	(b)
Constant Contact Inc., Term Loan DD, (3M USD LIBOR + 4.50%), 4.75%, due 2/10/2028(a)	141,882	140,818	(b)
FCG Acquisitions Inc., Term Loan DD, (USD LIBOR + 3.75%), due 3/31/2028(c)	685,000	682,219
FCG Acquisitions Inc., Second Lien Term Loan DD, (USD LIBOR + 3.75%), due 3/30/2029(c)	325,000	323,375
Fluid-Flow Products, Inc., Term Loan DD, (3M USD LIBOR + 1.88%), 1.88%, due 3/31/2028(a)	25,344	25,241
Focus Financial Partners, LLC, Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%, due 6/24/2028(a)	244,688	241,996
Hillman Group Inc. (The), Term Loan DD, (3USD LIBOR + 0.50%), 0.50%, due 7/14/2028(a)	114,127	113,356
National Mentor Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 3/2/2028(a)	41,672	41,573
Redstone Buyer LLC, Second Lien Term Loan DD, (USD LIBOR + 7.75%), due 4/27/2029(c)	174,933	171,872
Redstone Buyer LLC, Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%,due 4/15/2028(a)	504,916	500,816
Refficiency Holdings LLC, Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 12/16/2027(a)	83,392	83,366
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%,due 10/29/2027(a)	91,612	91,383	(b)
Southern Veterinary Partners, LLC, Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/5/2027(a)	41,818	41,870
Sovos Compliance, LLC, Term Loan DD, (USD LIBOR + 4.50%) due 7/29/2028(c)	167,140	167,140
TricorBraun Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.25%), 3.25%,due 3/3/2028(a)	105,286	104,168
Trident TPI Holdings, Inc., Term Loan DD, (USD LIBOR + 4.00%), due 7/29/2028(c)	140,994	140,818	(b)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

High Income

Borrower	Principal Amount	Value
National Mentor Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 3/2/2028(a)	$148,689	$148,338
Redstone Buyer LLC, Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%, due 4/27/2028(a)	1,191,265	1,181,592
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/29/2027(a)	579,224	577,776	(b)

Strategic Income

Borrower	Principal Amount	Value
Aveanna Healthcare, LLC, Term Loan DD, (USD LIBOR + 3.75%), due 6/30/2028(c)	$413,208	$410,108
Redstone Buyer LLC, Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%, due 4/27/2028(a)	457,097	453,385
TricorBraun Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.25%), 3.25%, due 3/3/2028(a)	163,488	161,752

(a)	Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2021.

(b)	Value determined using significant unobservable inputs.

(c)	This security has not settled as of July 31, 2021 and thus may not have an interest rate in effect.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Legend

Benchmarks:
BUBOR	=	Budapest Interbank Offer Rate
CETIP	=	Overnight Brazil
CLICP	=	Sinacofi Chile Interbank Rate Average
CPTFEMU	=	Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	=	Euro Interbank Offered Rate
FEDL	=	USD Federal Funds
FRCPXTOB	=	France Consumer Price Index Ex Tobacco
IBRCOL	=	Colombia Overnight Interbank Reference Rate
KORIBOR	=	Korea Interbank Offered Rates
KWCDC	=	South Korean Won Certificate of Deposit Rate
JIBAR	=	Johannesburg Interbank Average Rate
LIBOR	=	London Interbank Offered Rate
MOSPRIME	=	Moscow Prime Offered Rate
PRIBOR	=	Prague Interbank Offer Rate
SOFR	=	Secured Overnight Financing Rate
SOFR30A	=	30 Day Average Secured Overnight Financing Rate
SONIA	=	Sterling Overnight Index Average
TIIE	=	Mexican Interbank Equilibrium Interest Rate
THBFIX	=	Thai Baht Interest Rate Fixing
WIBOR	=	Poland Warsaw Interbank Offer Rate

Currency Abbreviations:
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	Romanian New Leu
RSD	=	Serbian Dinar
RUB	=	Russian Ruble
SGD	=	Singapore Dollar
THB	=	Thai Baht
TRY	=	Turkish Lira
TWD	=	Taiwan Dollar
UAH	=	Ukraine Hryvnia
UGX	=	Ugandan Shilling
USD	=	United States Dollar
UYU	=	Uruguayan Peso
VND	=	Vietnamese Dong
ZAR	=	South African Rand
ZMW	=	Zambian Kwacha

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
EGP	=	Egyptian Pound
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble
TWD	=	Taiwan Dollar
UAH	=	Ukraine Hryvnia
VND	=	Vietnamese Dong

Counterparties:
BB	=	Barclays Bank plc
BNP	=	BNP Paribas SA
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
HSBC	=	HSBC Bank plc
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
SCB	=	Standard Chartered Bank
SSB	=	State Street Bank and Trust Company

Clearinghouses:
CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:
1D	=	1 Day
28D	=	28 Days
1M	=	1 Month
2M	=	2 Months
3M	=	3 Months
6M	=	6 Months
1Y	=	1 Year
T	=	Termination

(a)	There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.